UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2008

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund
Schedule of Investments
March 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (67.2%)

U.S. Government Securities (45.7%)
U.S. Treasury Bond	3.625%	5/15/2013	31,970	33,778
U.S. Treasury Bond	13.250%	5/15/2014	35,000	39,424
U.S. Treasury Note	3.750%	5/15/2008	1,875	1,881
U.S. Treasury Note	3.125%	9/15/2008	3,475	3,503
U.S. Treasury Note	4.625%	9/30/2008	22,355	22,708
U.S. Treasury Note	3.125%	10/15/2008	31,305	31,603
U.S. Treasury Note	3.375%	11/15/2008	9,635	9,749
U.S. Treasury Note	4.375%	11/15/2008	22,155	22,557
U.S. Treasury Note	3.375%	12/15/2008	10,925	11,073
U.S. Treasury Note	3.250%	1/15/2009	4,100	4,157
U.S. Treasury Note	4.500%	2/15/2009	168,710	172,901
U.S. Treasury Note	4.750%	2/28/2009	10,165	10,457
U.S. Treasury Note	2.625%	3/15/2009	35,385	35,755
U.S. Treasury Note	4.500%	3/31/2009	74,185	76,341
U.S. Treasury Note	3.125%	4/15/2009	46,515	47,285
U.S. Treasury Note	4.500%	4/30/2009	19,500	20,112
U.S. Treasury Note	3.875%	5/15/2009	63,128	64,746
U.S. Treasury Note	4.875%	5/15/2009	3,160	3,276
U.S. Treasury Note	4.875%	5/31/2009	50,000	51,891
U.S. Treasury Note	4.000%	6/15/2009	7,070	7,275
U.S. Treasury Note	4.875%	6/30/2009	107,650	111,989
U.S. Treasury Note	4.625%	7/31/2009	54,850	57,061
U.S. Treasury Note	3.500%	8/15/2009	6,230	6,396
U.S. Treasury Note	4.875%	8/15/2009	52,825	55,202
U.S. Treasury Note	6.000%	8/15/2009	9,140	9,696
U.S. Treasury Note	3.375%	9/15/2009	13,500	13,852
U.S. Treasury Note	4.000%	9/30/2009	38,025	39,409
U.S. Treasury Note	3.625%	10/31/2009	60,525	62,435
U.S. Treasury Note	3.500%	11/15/2009	7,690	7,927
U.S. Treasury Note	3.125%	11/30/2009	300,000	307,407
U.S. Treasury Note	3.500%	12/15/2009	56,035	57,856
U.S. Treasury Note	3.250%	12/31/2009	68,500	70,427
U.S. Treasury Note	3.500%	2/15/2010	19,970	20,678
U.S. Treasury Note	6.500%	2/15/2010	103,340	112,592
U.S. Treasury Note	4.000%	3/15/2010	160,480	167,952
U.S. Treasury Note	4.000%	4/15/2010	82,815	86,827
U.S. Treasury Note	3.875%	5/15/2010	285	299
U.S. Treasury Note	4.500%	5/15/2010	1,075	1,142
U.S. Treasury Note	3.625%	6/15/2010	755	789
U.S. Treasury Note	4.125%	8/15/2010	57,035	60,386
U.S. Treasury Note	5.750%	8/15/2010	4,675	5,125
U.S. Treasury Note	3.875%	9/15/2010	7,550	7,962
U.S. Treasury Note	4.250%	10/15/2010	3,540	3,773
U.S. Treasury Note	4.500%	11/15/2010	300	322
U.S. Treasury Note	4.375%	12/15/2010	3,415	3,659
U.S. Treasury Note	4.500%	2/28/2011	74,900	80,775
U.S. Treasury Note	4.750%	3/31/2011	18,030	19,591
U.S. Treasury Note	4.875%	4/30/2011	96,555	105,306
U.S. Treasury Note	5.125%	6/30/2011	51,050	56,243
U.S. Treasury Note	4.875%	7/31/2011	34,250	37,504
U.S. Treasury Note	4.625%	8/31/2011	33,975	36,932
U.S. Treasury Note	4.500%	9/30/2011	6,730	7,301
U.S. Treasury Note	4.625%	10/31/2011	630	687
U.S. Treasury Note	4.500%	11/30/2011	129,560	140,755
U.S. Treasury Note	4.625%	12/31/2011	125	137
U.S. Treasury Note	4.750%	1/31/2012	56,565	62,027
U.S. Treasury Note	4.625%	2/29/2012	91,935	100,367
U.S. Treasury Note	4.500%	3/31/2012	60,960	66,265
U.S. Treasury Note	4.500%	4/30/2012	104,920	114,084
U.S. Treasury Note	4.750%	5/31/2012	127,475	139,904
U.S. Treasury Note	4.875%	6/30/2012	36,700	40,473
U.S. Treasury Note	4.625%	7/31/2012	163,050	178,386
U.S. Treasury Note	4.375%	8/15/2012	25	27
U.S. Treasury Note	4.125%	8/31/2012	89,785	96,364
U.S. Treasury Note	3.375%	11/30/2012	2,400	2,502
U.S. Treasury Note	3.875%	2/15/2013	103,795	110,833
U.S. Treasury Note	2.750%	2/28/2013	81,825	83,002
U.S. Treasury Note	4.250%	8/15/2013	625	681
U.S. Treasury Note	4.250%	11/15/2013	525	573
U.S. Treasury Note	4.750%	5/15/2014	400	449

				3,422,803

Agency Bonds and Notes (21.5%)
1 Federal Farm Credit Bank	4.125%	4/15/2009	16,625	16,963
1 Federal Farm Credit Bank	5.250%	8/3/2009	14,775	15,361
1 Federal Farm Credit Bank	5.000%	10/23/2009	3,000	3,125
1 Federal Farm Credit Bank	5.250%	9/13/2010	2,325	2,478
1 Federal Farm Credit Bank	3.750%	12/6/2010	4,200	4,331
1 Federal Farm Credit Bank	4.875%	2/18/2011	7,000	7,425
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,100	2,264
1 Federal Farm Credit Bank	4.500%	10/17/2012	4,200	4,429
1 Federal Home Loan Bank	3.000%	4/15/2009	26,475	26,696
1 Federal Home Loan Bank	4.750%	4/24/2009	45,000	46,208
1 Federal Home Loan Bank	5.375%	7/17/2009	61,600	64,095
1 Federal Home Loan Bank	5.250%	8/5/2009	12,775	13,279
1 Federal Home Loan Bank	5.250%	9/11/2009	12,400	12,925
1 Federal Home Loan Bank	5.000%	9/18/2009	41,000	42,673
1 Federal Home Loan Bank	5.000%	12/11/2009	11,225	11,731
1 Federal Home Loan Bank	3.750%	1/8/2010	625	642
1 Federal Home Loan Bank	3.875%	1/15/2010	35,175	36,194
1 Federal Home Loan Bank	2.750%	3/12/2010	6,575	6,628
1 Federal Home Loan Bank	4.375%	3/17/2010	22,025	22,925
1 Federal Home Loan Bank	4.875%	5/14/2010	5,350	5,634
1 Federal Home Loan Bank	5.250%	6/11/2010	5,450	5,777
1 Federal Home Loan Bank	4.500%	6/22/2010	10,000	10,447
1 Federal Home Loan Bank	4.750%	12/10/2010	2,325	2,458
1 Federal Home Loan Bank	3.625%	12/17/2010	4,700	4,844
1 Federal Home Loan Bank	2.625%	3/11/2011	5,000	4,986
1 Federal Home Loan Bank	5.375%	8/19/2011	8,250	8,939
1 Federal Home Loan Bank	4.875%	11/18/2011	90,450	96,679
1 Federal Home Loan Bank	4.625%	10/10/2012	10,000	10,620
1 Federal Home Loan Bank	4.500%	11/15/2012	30,000	31,751
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	51,900	53,668
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	60,000	61,988
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	41,250	43,879
1 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	31,000	31,357
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	45,600	47,352
1 Federal Home Loan Mortgage Corp.	5.125%	8/23/2010	20,400	21,689
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	50,000	55,213
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	12,000	12,701
1 Federal Home Loan Mortgage Corp.	3.250%	2/25/2011	8,500	8,648
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	20,000	21,673
1 Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	26,000	27,791
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	12,500	13,713
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	22,500	24,193
1 Federal Home Loan Mortgage Corp.	4.750%	3/5/2012	25,000	26,597
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	20,000	21,934
1 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	30,100	31,956
1 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	22,850	23,745
1 Federal National Mortgage Assn.	4.875%	4/15/2009	3,000	3,081
1 Federal National Mortgage Assn.	4.250%	5/15/2009	25,000	25,592
1 Federal National Mortgage Assn.	6.375%	6/15/2009	28,500	29,938
1 Federal National Mortgage Assn.	5.125%	7/13/2009	12,000	12,444
1 Federal National Mortgage Assn.	6.625%	9/15/2009	56,000	59,569
1 Federal National Mortgage Assn.	7.250%	1/15/2010	60,250	65,486
1 Federal National Mortgage Assn.	3.250%	2/10/2010	9,275	9,439
1 Federal National Mortgage Assn.	3.875%	2/15/2010	31,975	32,938
1 Federal National Mortgage Assn.	4.750%	3/12/2010	35,575	37,244
1 Federal National Mortgage Assn.	2.500%	4/9/2010	50,000	50,204
1 Federal National Mortgage Assn.	4.375%	9/13/2010	25,000	26,166
1 Federal National Mortgage Assn.	6.625%	11/15/2010	33,850	37,397
1 Federal National Mortgage Assn.	4.750%	12/15/2010	10,750	11,387
1 Federal National Mortgage Assn.	4.500%	2/15/2011	14,300	15,042
1 Federal National Mortgage Assn.	5.500%	3/15/2011	5,000	5,402
1 Federal National Mortgage Assn.	5.125%	4/15/2011	25,250	26,932
1 Federal National Mortgage Assn.	6.000%	5/15/2011	51,800	56,701
1 Federal National Mortgage Assn.	6.125%	3/15/2012	25,100	27,992
1 Federal National Mortgage Assn.	4.875%	5/18/2012	7,400	7,916
1 Federal National Mortgage Assn.	4.750%	11/19/2012	15,000	15,991
1 Federal National Mortgage Assn.	3.625%	2/12/2013	4,750	4,829

				1,612,294

Total U.S. Government and Agency Obligations
(Cost $4,871,932)				5,035,097

Corporate Bonds (26.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
2 BA Covered Bond Issuer	5.500%	6/14/2012	5,400	5,755
3 Countrywide Home Loans	4.077%	5/25/2033	470	424
3 DaimlerChrysler Auto Trust	5.330%	8/8/2010	3,430	3,458
3 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	6,243	6,307
3 Salomon Brothers Mortgage Securities VII	4.115%	9/25/2033	3,624	3,595
3 USAA Auto Owner Trust	5.360%	2/15/2011	6,185	6,244
3 Wachovia Auto Owner Trust	4.790%	4/20/2010	1,484	1,487

				27,270

Finance (12.8%)
Banking (5.2%)
Bank of America Capital Trust XIV	5.630%	12/31/2049	2,150	1,670
Bank of America Corp.	4.500%	8/1/2010	7,600	7,762
Bank of America Corp.	4.250%	10/1/2010	5,350	5,434
Bank of America Corp.	4.375%	12/1/2010	7,450	7,585
Bank of America Corp.	5.375%	8/15/2011	7,350	7,633
Bank of America Corp.	6.250%	4/15/2012	1,500	1,603
Bank of America Corp.	4.875%	9/15/2012	3,000	3,073
Bank of America Corp.	4.875%	1/15/2013	2,000	2,048
Bank of New York Mellon	4.950%	1/14/2011	2,825	2,870
Bank of New York Mellon	6.375%	4/1/2012	1,000	1,080
Bank of New York Mellon	4.950%	11/1/2012	5,075	5,209
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	5,250	5,731
Bank One Corp.	5.900%	11/15/2011	1,500	1,594
Barclays Bank PLC	5.450%	9/12/2012	5,375	5,596
BB&T Corp.	6.500%	8/1/2011	2,750	2,897
BB&T Corp.	4.750%	10/1/2012	1,500	1,507
Charter One Bank N.A.	5.500%	4/26/2011	1,850	1,934
Citigroup, Inc.	4.250%	7/29/2009	6,245	6,216
Citigroup, Inc.	4.125%	2/22/2010	7,550	7,555
Citigroup, Inc.	4.625%	8/3/2010	10,525	10,571
Citigroup, Inc.	6.500%	1/18/2011	9,000	9,291
Citigroup, Inc.	5.100%	9/29/2011	5,405	5,416
Citigroup, Inc.	5.250%	2/27/2012	5,800	5,859
Citigroup, Inc.	5.625%	8/27/2012	3,500	3,471
Citigroup, Inc.	5.300%	10/17/2012	6,675	6,708
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	3,000	3,042
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	2,025	2,039
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	925	953
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	4,150	4,300
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	4,500	4,702
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	13,475	14,278
Deutsche Bank AG London	5.375%	10/12/2012	10,525	11,000
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,555
Fifth Third Bank	4.200%	2/23/2010	1,000	1,011
FirstStar Bank	7.125%	12/1/2009	2,000	2,137
Golden West Financial Corp.	4.750%	10/1/2012	2,500	2,471
HSBC Bank USA	3.875%	9/15/2009	7,875	7,875
2 ICICI Bank Ltd.	6.625%	10/3/2012	4,775	4,767
JPMorgan Chase & Co.	6.750%	2/1/2011	8,850	9,402
JPMorgan Chase & Co.	5.600%	6/1/2011	12,300	12,901
JPMorgan Chase & Co.	6.625%	3/15/2012	3,725	3,975
JPMorgan Chase & Co.	5.375%	10/1/2012	10,525	10,953
JPMorgan Chase & Co.	5.750%	1/2/2013	1,900	1,980
Key Bank NA	7.000%	2/1/2011	975	1,028
Key Bank NA	5.500%	9/17/2012	225	230
KeyCorp	4.700%	5/21/2009	2,000	2,022
Marshall & Ilsley Bank	5.250%	9/4/2012	1,850	1,767
Marshall & Ilsley Corp.	4.375%	8/1/2009	4,350	4,342
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,295
MBNA America Bank NA	6.625%	6/15/2012	1,000	1,097
MBNA Corp.	7.500%	3/15/2012	2,400	2,650
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,051
Mellon Funding Corp.	3.250%	4/1/2009	3,000	3,002
National Australia Bank	8.600%	5/19/2010	2,000	2,159
National City Bank	4.150%	8/1/2009	2,550	2,491
National City Bank	4.500%	3/15/2010	600	569
National City Bank	6.250%	3/15/2011	1,500	1,479
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,225
2 Nationwide Building Society	5.500%	7/18/2012	2,700	2,882
PNC Funding Corp.	7.500%	11/1/2009	1,875	1,980
PNC Funding Corp.	5.125%	12/14/2010	2,950	3,035
Regions Financial Corp.	4.375%	12/1/2010	500	509
Regions Financial Corp.	7.000%	3/1/2011	1,500	1,575
Regions Financial Corp.	6.375%	5/15/2012	5,050	5,129
Republic New York Corp.	7.750%	5/15/2009	2,400	2,461
Royal Bank of Canada	3.875%	5/4/2009	250	253
Royal Bank of Canada	4.125%	1/26/2010	5,400	5,514
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,500	1,566
Santander Central Hispano Issuances	7.625%	11/3/2009	5,000	5,231
Santander Central Hispano Issuances	7.625%	9/14/2010	1,650	1,827
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,181
Sanwa Bank Ltd.	7.400%	6/15/2011	3,825	4,162
Sovereign Bancorp, Inc.	4.800%	9/1/2010	2,600	2,549
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,025	6,382
SunTrust Banks, Inc.	6.375%	4/1/2011	4,500	4,718
SunTrust Banks, Inc.	5.250%	11/5/2012	1,575	1,563
3 SunTrust Banks, Inc.	5.853%	12/31/2049	2,125	1,642
23 Unicredit Luxembourg Finance	5.584%	1/13/2017	500	509
US Bank NA	6.375%	8/1/2011	7,200	7,675
3 USB Capital IX	6.189%	4/15/2049	2,050	1,540
3 Wachovia Capital Trust III	5.800%	12/31/2049	5,950	4,262
Wachovia Corp.	4.375%	6/1/2010	3,275	3,279
Wachovia Corp.	7.800%	8/18/2010	2,000	2,143
Wachovia Corp.	5.300%	10/15/2011	8,975	9,181
Washington Mutual Bank	6.875%	6/15/2011	1,975	1,703
Washington Mutual Bank	5.500%	1/15/2013	1,500	1,249
Washington Mutual, Inc.	4.200%	1/15/2010	400	344
Washington Mutual, Inc.	8.250%	4/1/2010	1,500	1,280
Washington Mutual, Inc.	5.500%	8/24/2011	5,000	4,321
Wells Fargo & Co.	3.125%	4/1/2009	3,495	3,504
Wells Fargo & Co.	4.200%	1/15/2010	19,050	19,359
Wells Fargo & Co.	4.875%	1/12/2011	4,325	4,452
Wells Fargo & Co.	6.375%	8/1/2011	1,500	1,588
Wells Fargo & Co.	5.300%	8/26/2011	5,125	5,333
Wells Fargo & Co.	5.250%	10/23/2012	10,075	10,464
Wells Fargo & Co.	4.375%	1/31/2013	5,500	5,516
World Savings Bank, FSB	4.125%	12/15/2009	1,150	1,148
Brokerage (2.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	2,150	2,210
Amvescap PLC	5.375%	2/27/2013	975	983
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,000
Bear Stearns Co., Inc.	4.550%	6/23/2010	4,800	4,520
Bear Stearns Co., Inc.	4.500%	10/28/2010	6,900	6,581
Bear Stearns Co., Inc.	5.500%	8/15/2011	1,425	1,323
Bear Stearns Co., Inc.	5.350%	2/1/2012	7,325	7,233
Bear Stearns Co., Inc.	6.950%	8/10/2012	1,500	1,512
3 Goldman Sachs Capital II	5.793%	6/1/2049	6,250	4,307
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,447
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,582
Goldman Sachs Group, Inc.	4.500%	6/15/2010	5,915	5,972
Goldman Sachs Group, Inc.	5.000%	1/15/2011	800	803
Goldman Sachs Group, Inc.	6.875%	1/15/2011	4,525	4,749
Goldman Sachs Group, Inc.	6.600%	1/15/2012	13,125	13,864
Goldman Sachs Group, Inc.	5.300%	2/14/2012	5,500	5,606
Goldman Sachs Group, Inc.	5.450%	11/1/2012	3,900	3,998
Goldman Sachs Group, Inc.	5.250%	10/15/2013	2,425	2,444
Janus Capital Group	5.875%	9/15/2011	850	880
3 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	4,000	2,500
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,700	5,433
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	700
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	2,850	2,727
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,033
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	3,150	3,028
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	2,800	2,747
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	6,975	7,050
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	3,250	3,141
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	2,225	2,189
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	8,700	8,418
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	2,425	2,361
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	4,600	4,486
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	780	776
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	5,500	5,427
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	3,050	3,103
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	8,500	8,513
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	2,700	2,647
Morgan Stanley Dean Witter	4.000%	1/15/2010	2,250	2,222
Morgan Stanley Dean Witter	4.250%	5/15/2010	12,575	12,521
Morgan Stanley Dean Witter	6.750%	4/15/2011	5,450	5,652
Morgan Stanley Dean Witter	5.625%	1/9/2012	4,950	5,008
Morgan Stanley Dean Witter	6.600%	4/1/2012	6,415	6,645
Morgan Stanley Dean Witter	5.750%	8/31/2012	5,800	5,870
Morgan Stanley Dean Witter	5.250%	11/2/2012	4,325	4,292
Morgan Stanley Dean Witter	5.300%	3/1/2013	7,800	7,711
Finance Companies (3.5%)
Allied Capital Corp.	6.000%	4/1/2012	1,150	1,152
American Express Bank, FSB	5.550%	10/17/2012	4,100	4,246
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,643
American Express Centurion Bank	5.200%	11/26/2010	2,150	2,229
American Express Centurion Bank	5.550%	10/17/2012	550	565
American Express Co.	4.750%	6/17/2009	1,525	1,541
2 American Express Travel	5.250%	11/21/2011	2,325	2,364
American General Finance Corp.	3.875%	10/1/2009	6,450	6,348
American General Finance Corp.	4.625%	9/1/2010	1,000	994
American General Finance Corp.	5.625%	8/17/2011	2,100	2,064
American General Finance Corp.	4.875%	7/15/2012	1,125	1,084
American General Finance Corp.	5.375%	10/1/2012	3,000	2,946
American General Finance Corp.	5.850%	6/1/2013	2,325	2,261
Block Financial LLC	7.875%	1/15/2013	800	860
Capital One Bank	5.000%	6/15/2009	925	919
Capital One Bank	5.750%	9/15/2010	1,975	1,960
Capital One Financial	5.700%	9/15/2011	4,750	4,493
Capital One Financial	4.800%	2/21/2012	50	47
2 Capmark Financial Group	5.875%	5/10/2012	1,800	1,242
CIT Group Co. of Canada	4.650%	7/1/2010	2,350	1,915
CIT Group Co. of Canada	5.600%	11/2/2011	375	290
CIT Group, Inc.	4.250%	2/1/2010	4,325	3,546
CIT Group, Inc.	5.200%	11/3/2010	4,025	3,180
CIT Group, Inc.	4.750%	12/15/2010	4,475	3,580
CIT Group, Inc.	5.600%	4/27/2011	2,825	2,232
CIT Group, Inc.	5.800%	7/28/2011	750	600
CIT Group, Inc.	7.625%	11/30/2012	3,025	2,526
Countrywide Financial Corp.	5.800%	6/7/2012	3,850	3,542
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,290
Countrywide Home Loan	4.125%	9/15/2009	6,425	5,815
Countrywide Home Loan	4.000%	3/22/2011	1,600	1,424
4 General Electric Capital Corp.	3.125%	4/1/2009	1,800	1,807
General Electric Capital Corp.	3.250%	6/15/2009	3,350	3,368
General Electric Capital Corp.	5.250%	10/27/2009	2,625	2,719
General Electric Capital Corp.	7.375%	1/19/2010	4,675	5,027
General Electric Capital Corp.	4.250%	9/13/2010	6,850	7,015
General Electric Capital Corp.	4.875%	10/21/2010	6,900	7,178
General Electric Capital Corp.	6.125%	2/22/2011	19,200	20,377
General Electric Capital Corp.	5.500%	4/28/2011	1,550	1,624
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,363
General Electric Capital Corp.	5.875%	2/15/2012	16,550	17,591
General Electric Capital Corp.	6.000%	6/15/2012	9,600	10,225
General Electric Capital Corp.	5.250%	10/19/2012	12,575	13,086
General Electric Capital Corp.	5.450%	1/15/2013	5,500	5,786
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,417
HSBC Finance Corp.	4.750%	5/15/2009	6,400	6,393
HSBC Finance Corp.	4.125%	11/16/2009	9,075	8,976
HSBC Finance Corp.	4.625%	9/15/2010	4,675	4,752
HSBC Finance Corp.	5.250%	1/14/2011	7,250	7,317
HSBC Finance Corp.	5.700%	6/1/2011	7,175	7,226
HSBC Finance Corp.	6.375%	10/15/2011	3,000	3,091
HSBC Finance Corp.	7.000%	5/15/2012	4,400	4,667
HSBC Finance Corp.	5.900%	6/19/2012	1,400	1,429
HSBC Finance Corp.	6.375%	11/27/2012	3,650	3,692
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,999
International Lease Finance Corp.	4.875%	9/1/2010	1,200	1,188
International Lease Finance Corp.	5.125%	11/1/2010	2,100	2,090
International Lease Finance Corp.	4.950%	2/1/2011	2,300	2,292
International Lease Finance Corp.	5.450%	3/24/2011	975	983
International Lease Finance Corp.	5.750%	6/15/2011	7,475	7,520
International Lease Finance Corp.	5.300%	5/1/2012	5,375	5,262
International Lease Finance Corp.	5.000%	9/15/2012	2,900	2,800
International Lease Finance Corp.	6.375%	3/25/2013	4,075	4,116
iStar Financial Inc.	6.000%	12/15/2010	1,500	1,160
iStar Financial Inc.	5.800%	3/15/2011	2,100	1,638
iStar Financial Inc.	5.650%	9/15/2011	2,175	1,655
SLM Corp.	4.500%	7/26/2010	3,550	2,897
SLM Corp.	5.400%	10/25/2011	3,700	2,895
SLM Corp.	5.125%	8/27/2012	2,500	1,932
SLM Corp.	5.375%	1/15/2013	1,500	1,170
Insurance (1.1%)
Aetna, Inc.	7.875%	3/1/2011	1,675	1,816
Aetna, Inc.	5.750%	6/15/2011	1,575	1,648
Allstate Corp.	7.200%	12/1/2009	2,500	2,645
Allstate Corp.	6.125%	2/15/2012	1,450	1,549
Allstate Life Global Funding	4.500%	5/29/2009	100	101
American International Group, Inc.	4.700%	10/1/2010	2,100	2,092
American International Group, Inc.	5.375%	10/18/2011	800	811
American International Group, Inc.	4.950%	3/20/2012	2,825	2,821
AXA Financial, Inc.	7.750%	8/1/2010	2,276	2,484
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	9,700	9,907
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	1,000	1,033
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	1,100	1,142
Berkshire Hathaway Finance Corp.	5.125%	9/15/2012	1,050	1,106
CNA Financial Corp.	6.000%	8/15/2011	2,150	2,141
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,628
Genworth Financial, Inc.	5.125%	3/15/2011	1,600	1,639
Genworth Financial, Inc.	5.650%	6/15/2012	2,500	2,556
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,025	4,157
ING USA Global	4.500%	10/1/2010	3,600	3,714
Lincoln National Corp.	6.200%	12/15/2011	1,000	1,047
Lincoln National Corp.	5.650%	8/27/2012	225	230
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	50	51
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	1,900	1,979
MetLife, Inc.	5.375%	12/15/2012	2,850	2,902
Principal Life Income Funding	3.200%	4/1/2009	1,500	1,500
Principal Life Income Funding	5.125%	3/1/2011	775	802
Principal Life Income Funding	5.300%	12/14/2012	1,900	1,977
Progressive Corp.	6.375%	1/15/2012	500	533
Protective Life Secured Trust	4.850%	8/16/2010	1,700	1,758
Prudential Financial, Inc.	5.100%	12/14/2011	1,200	1,226
Prudential Financial, Inc.	5.800%	6/15/2012	1,275	1,341
Prudential Financial, Inc.	5.150%	1/15/2013	2,150	2,182
Safeco Corp.	4.875%	2/1/2010	2,500	2,519
Travelers Cos. Inc.	5.375%	6/15/2012	700	716
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,425	1,417
UnitedHealth Group, Inc.	5.250%	3/15/2011	2,250	2,270
UnitedHealth Group, Inc.	5.500%	11/15/2012	575	586
UnitedHealth Group, Inc.	4.875%	2/15/2013	3,250	3,208
WellPoint Inc.	4.250%	12/15/2009	900	899
WellPoint Inc.	5.000%	1/15/2011	1,950	1,973
WellPoint Inc.	6.375%	1/15/2012	1,650	1,754
WellPoint Inc.	6.800%	8/1/2012	1,150	1,219
Willis North America Inc.	5.125%	7/15/2010	900	909
XL Capital Ltd.	6.500%	1/15/2012	2,575	2,432
Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,000	1,938
Boston Properties, Inc.	6.250%	1/15/2013	2,100	2,140
Brandywine Operating Partnership	4.500%	11/1/2009	1,500	1,438
Developers Diversified Realty Corp.	5.250%	4/15/2011	1,500	1,448
Duke Realty LP	5.625%	8/15/2011	575	552
ERP Operating LP	6.625%	3/15/2012	1,350	1,373
ERP Operating LP	5.500%	10/1/2012	2,000	1,935
Health Care Property Investors, Inc.	5.950%	9/15/2011	625	597
Health Care Property Investors, Inc.	6.450%	6/25/2012	750	720
Nationwide Health Properties, Inc.	6.250%	2/1/2013	1,850	1,882
ProLogis	5.250%	11/15/2010	2,475	2,480
Regency Centers LP	6.750%	1/15/2012	1,650	1,689
Simon Property Group Inc.	4.600%	6/15/2010	175	172
Simon Property Group Inc.	4.875%	8/15/2010	2,975	2,961
Simon Property Group Inc.	5.600%	9/1/2011	1,250	1,236
Simon Property Group Inc.	5.000%	3/1/2012	5,900	5,810
Vornado Realty	5.600%	2/15/2011	1,100	1,063

				960,759

Industrial (11.6%)
Basic Industry (0.6%)
Alcan, Inc.	6.450%	3/15/2011	3,150	3,314
Alcoa, Inc.	6.000%	1/15/2012	4,275	4,430
Alcoa, Inc.	5.375%	1/15/2013	650	658
BHP Billiton Finance	5.000%	12/15/2010	1,000	1,027
BHP Finance USA Ltd.	5.125%	3/29/2012	475	488
Celulosa Arauco Constitution SA	8.625%	8/15/2010	3,500	3,876
Dow Chemical Co.	6.125%	2/1/2011	2,725	2,863
Dow Chemical Co.	6.000%	10/1/2012	3,000	3,154
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	3,500	3,688
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	1,175	1,207
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	1,400	1,461
Falconbridge Ltd.	7.350%	6/5/2012	1,000	1,077
International Paper Co.	4.000%	4/1/2010	2,000	1,991
Monsanto Co.	7.375%	8/15/2012	1,200	1,349
Noranda, Inc.	7.250%	7/15/2012	1,500	1,647
Nucor Corp.	5.000%	12/1/2012	925	954
Potash Corp. of Saskatchewan	7.750%	5/31/2011	2,400	2,688
PPG Industries, Inc.	5.750%	3/15/2013	1,875	1,934
Praxair, Inc.	6.375%	4/1/2012	1,250	1,349
Weyerhaeuser Co.	6.750%	3/15/2012	6,300	6,618
Capital Goods (1.4%)
Bemis Co. Inc.	4.875%	4/1/2012	1,600	1,617
Boeing Capital Corp.	6.100%	3/1/2011	4,850	5,184
Boeing Capital Corp.	6.500%	2/15/2012	2,200	2,394
Boeing Capital Corp.	5.800%	1/15/2013	1,250	1,350
Boeing Co.	5.125%	2/15/2013	1,500	1,571
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,948
Caterpillar Financial Services Corp.	4.300%	6/1/2010	8,975	9,150
Caterpillar Financial Services Corp.	4.250%	2/8/2013	700	702
CRH America Inc.	5.625%	9/30/2011	2,500	2,507
CRH America Inc.	6.950%	3/15/2012	2,000	2,135
Emerson Electric Co.	7.125%	8/15/2010	500	545
Emerson Electric Co.	4.625%	10/15/2012	3,200	3,317
General Dynamics Corp.	4.500%	8/15/2010	875	902
General Electric Co.	5.000%	2/1/2013	13,500	13,998
Hanson PLC	7.875%	9/27/2010	2,000	2,177
Honeywell International, Inc.	7.500%	3/1/2010	1,000	1,078
Honeywell International, Inc.	6.125%	11/1/2011	2,000	2,155
Honeywell International, Inc.	5.625%	8/1/2012	775	829
Honeywell International, Inc.	4.250%	3/1/2013	2,050	2,077
John Deere Capital Corp	4.400%	7/15/2009	2,500	2,537
John Deere Capital Corp	4.950%	12/17/2012	1,475	1,526
John Deere Capital Corp.	5.400%	10/17/2011	1,325	1,406
John Deere Capital Corp.	7.000%	3/15/2012	5,325	5,893
Lafarge SA	6.150%	7/15/2011	3,175	3,266
Lockheed Martin Corp.	4.121%	3/14/2013	2,000	2,001
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/2009	575	600
Mohawk Industries Inc.	5.750%	1/15/2011	3,000	3,170
Northrop Grumman Corp.	7.125%	2/15/2011	4,250	4,609
Raytheon Co.	4.850%	1/15/2011	2,000	2,048
Republic Services, Inc.	6.750%	8/15/2011	1,000	1,081
Textron Financial Corp.	6.000%	11/20/2009	800	819
Textron Financial Corp.	4.600%	5/3/2010	2,300	2,314
Textron Financial Corp.	5.125%	11/1/2010	2,275	2,344
Textron, Inc.	6.500%	6/1/2012	2,100	2,299
Tyco International Group SA	6.125%	11/1/2008	1,100	1,109
Tyco International Group SA	6.125%	1/15/2009	2,500	2,533
Tyco International Group SA	6.750%	2/15/2011	1,950	2,049
Tyco International Group SA	6.375%	10/15/2011	2,000	1,997
United Technologies Corp.	4.375%	5/1/2010	2,625	2,700
United Technologies Corp.	7.125%	11/15/2010	2,000	2,207
United Technologies Corp.	6.350%	3/1/2011	1,225	1,326
United Technologies Corp.	6.100%	5/15/2012	1,000	1,078
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,047
Communication (3.0%)
AT&T Inc.	4.125%	9/15/2009	5,150	5,189
AT&T Inc.	5.300%	11/15/2010	2,400	2,490
AT&T Inc.	6.250%	3/15/2011	6,125	6,423
AT&T Inc.	7.300%	11/15/2011	8,925	9,723
AT&T Inc.	5.875%	2/1/2012	5,100	5,331
AT&T Inc.	5.875%	8/15/2012	1,450	1,520
AT&T Inc.	4.950%	1/15/2013	5,000	5,027
AT&T Wireless	7.875%	3/1/2011	11,750	12,807
AT&T Wireless	8.125%	5/1/2012	3,900	4,377
BellSouth Corp.	4.200%	9/15/2009	3,900	3,932
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	2,858
British Telecommunications PLC	8.625%	12/15/2010	7,325	8,067
CenturyTel, Inc.	7.875%	8/15/2012	1,000	1,100
Cingular Wireless LLC	6.500%	12/15/2011	1,000	1,061
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	5,800	6,464
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,394
Comcast Cable Communications, Inc.	6.750%	1/30/2011	7,800	8,119
Comcast Corp.	5.850%	1/15/2010	75	77
Comcast Corp.	5.500%	3/15/2011	2,275	2,300
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,571
Cox Communications, Inc.	4.625%	1/15/2010	4,850	4,849
Cox Communications, Inc.	6.750%	3/15/2011	2,175	2,291
Cox Communications, Inc.	7.125%	10/1/2012	2,950	3,144
Deutsche Telekom International Finance	8.000%	6/15/2010	9,375	10,053
France Telecom	7.750%	3/1/2011	10,025	10,945
Gannett Co., Inc.	6.375%	4/1/2012	1,175	1,218
Koninklijke KPN NV	8.000%	10/1/2010	2,000	2,151
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	2,075	2,106
Qwest Communications International Inc.	7.875%	9/1/2011	2,375	2,369
Qwest Communications International Inc.	8.875%	3/15/2012	2,375	2,428
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	850	845
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	900	907
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	600	596
Rogers Communications Inc.	7.250%	12/15/2012	3,500	3,710
Sprint Capital Corp.	6.375%	5/1/2009	2,975	2,931
Sprint Capital Corp.	7.625%	1/30/2011	1,975	1,831
Sprint Capital Corp.	8.375%	3/15/2012	5,875	5,446
Telecom Italia Capital	4.000%	1/15/2010	3,605	3,559
Telecom Italia Capital	4.875%	10/1/2010	1,000	988
Telecom Italia Capital	6.200%	7/18/2011	700	705
Telefonica Emisiones SAU	5.984%	6/20/2011	5,300	5,445
Telefonica Emisiones SAU	5.855%	2/4/2013	1,500	1,536
Telefonica Europe BV	7.750%	9/15/2010	5,000	5,384
Telefonos de Mexico SA	4.750%	1/27/2010	3,150	3,178
Telus Corp.	8.000%	6/1/2011	5,000	5,454
Thomson Corp.	6.200%	1/5/2012	1,500	1,585
Time Warner Cable Inc.	5.400%	7/2/2012	3,800	3,739
Time Warner Entertainment	8.875%	10/1/2012	1,000	1,080
Verizon Communications Corp.	5.350%	2/15/2011	3,800	3,953
Verizon Communications Corp.	4.350%	2/15/2013	2,950	2,903
Verizon Florida, Inc.	6.125%	1/15/2013	1,500	1,572
Verizon Global Funding Corp.	7.250%	12/1/2010	6,400	6,847
Verizon Global Funding Corp.	6.875%	6/15/2012	2,500	2,711
Verizon Global Funding Corp.	7.375%	9/1/2012	1,000	1,107
Verizon New England, Inc.	6.500%	9/15/2011	2,500	2,614
Verizon New Jersey, Inc.	5.875%	1/17/2012	2,000	2,084
Verizon New York, Inc.	6.875%	4/1/2012	2,000	2,169
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	2,000	2,047
Viacom Inc.	7.700%	7/30/2010	2,475	2,587
Viacom Inc.	6.625%	5/15/2011	2,000	2,038
Viacom Inc.	5.625%	8/15/2012	2,225	2,176
Vodafone AirTouch PLC	7.750%	2/15/2010	6,235	6,639
Vodafone Group PLC	5.500%	6/15/2011	850	869
Vodafone Group PLC	5.350%	2/27/2012	3,250	3,323
Consumer Cyclical (2.0%)
Costco Wholesale Corp.	5.300%	3/15/2012	4,200	4,421
CVS Caremark Corp.	4.000%	9/15/2009	1,750	1,750
CVS Caremark Corp.	5.750%	8/15/2011	1,800	1,883
3 CVS Caremark Corp.	6.302%	6/1/2037	2,500	2,275
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	6,100	6,328
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	2,200	2,211
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,175	1,253
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	6,350	6,520
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	10,300	10,595
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	3,475	3,728
Darden Restaurants Inc.	5.625%	10/15/2012	1,300	1,297
Federated Department Stores, Inc.	6.300%	4/1/2009	2,500	2,537
Federated Retail Holding	5.350%	3/15/2012	4,475	4,233
Home Depot Inc.	3.750%	9/15/2009	1,125	1,112
Home Depot Inc.	4.625%	8/15/2010	3,425	3,389
Home Depot Inc.	5.200%	3/1/2011	1,325	1,326
J.C. Penney Co., Inc.	8.000%	3/1/2010	3,000	3,143
Johnson Controls, Inc.	5.250%	1/15/2011	1,975	2,033
Lowe's Cos., Inc.	8.250%	6/1/2010	2,000	2,203
Lowe's Cos., Inc.	5.600%	9/15/2012	1,200	1,264
Marriott International	4.625%	6/15/2012	1,175	1,135
Marriott International	5.625%	2/15/2013	1,425	1,374
May Department Stores Co.	4.800%	7/15/2009	1,500	1,499
McDonald's Corp.	5.750%	3/1/2012	1,800	1,923
Starwood Hotel Resorts	7.875%	5/1/2012	2,500	2,624
Starwood Hotel Resorts	6.250%	2/15/2013	1,900	1,881
Target Corp.	7.500%	8/15/2010	3,000	3,285
Target Corp.	6.350%	1/15/2011	4,900	5,189
Target Corp.	5.125%	1/15/2013	1,075	1,102
The Walt Disney Co.	5.700%	7/15/2011	2,900	3,067
The Walt Disney Co.	6.375%	3/1/2012	1,500	1,634
The Walt Disney Co.	4.700%	12/1/2012	3,950	4,057
Time Warner, Inc.	6.750%	4/15/2011	1,750	1,791
Time Warner, Inc.	5.500%	11/15/2011	7,150	7,052
Time Warner, Inc.	6.875%	5/1/2012	3,075	3,178
Toll Brothers, Inc.	6.875%	11/15/2012	750	755
Toyota Motor Credit Corp.	4.250%	3/15/2010	1,750	1,803
Toyota Motor Credit Corp.	4.350%	12/15/2010	2,300	2,396
Toyota Motor Credit Corp.	5.450%	5/18/2011	3,000	3,214
Viacom Inc.	5.750%	4/30/2011	2,925	2,963
Wal-Mart Stores, Inc.	6.875%	8/10/2009	10,100	10,661
Wal-Mart Stores, Inc.	4.000%	1/15/2010	2,500	2,548
Wal-Mart Stores, Inc.	4.125%	7/1/2010	5,200	5,344
Wal-Mart Stores, Inc.	4.125%	2/15/2011	6,475	6,646
Western Union Co.	5.400%	11/17/2011	1,925	1,946
Yum! Brands, Inc.	8.875%	4/15/2011	2,400	2,647
Yum! Brands, Inc.	7.700%	7/1/2012	1,100	1,202
Consumer Noncyclical (2.2%)
Abbott Laboratories	3.750%	3/15/2011	2,275	2,307
Abbott Laboratories	5.600%	5/15/2011	3,950	4,194
Abbott Laboratories	5.150%	11/30/2012	3,325	3,550
AmerisourceBergen Corp.	5.625%	9/15/2012	1,225	1,241
Amgen Inc.	4.000%	11/18/2009	3,150	3,156
Anheuser Busch Cos., Inc.	4.700%	4/15/2012	1,500	1,564
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	800	858
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	1,500	1,520
AstraZeneca PLC	5.400%	9/15/2012	8,250	8,703
Baxter Finco, BV	4.750%	10/15/2010	500	516
Bottling Group LLC	4.625%	11/15/2012	4,500	4,693
Campbell Soup Co.	6.750%	2/15/2011	1,000	1,080
Cardinal Health, Inc.	6.750%	2/15/2011	425	446
Cardinal Health, Inc.	5.650%	6/15/2012	375	392
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	1,300	1,549
Clorox Co.	4.200%	1/15/2010	2,650	2,663
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,550	1,580
Colgate-Palmolive Co.	5.980%	4/25/2012	1,250	1,346
ConAgra Foods, Inc.	7.875%	9/15/2010	1,000	1,095
ConAgra Foods, Inc.	6.750%	9/15/2011	387	419
2 Covidien International	5.450%	10/15/2012	2,425	2,485
Diageo Capital PLC	4.375%	5/3/2010	500	512
Diageo Capital PLC	5.200%	1/30/2013	2,675	2,768
Diageo Finance BV	3.875%	4/1/2011	3,500	3,522
Eli Lilly & Co.	6.000%	3/15/2012	1,000	1,094
Fortune Brands Inc.	5.125%	1/15/2011	3,150	3,046
Genentech Inc.	4.400%	7/15/2010	850	871
General Mills, Inc.	6.000%	2/15/2012	4,675	4,937
General Mills, Inc.	5.650%	9/10/2012	3,050	3,197
Gillette Co.	3.800%	9/15/2009	2,000	2,037
H.J. Heinz Co.	6.625%	7/15/2011	2,500	2,658
H.J. Heinz Co.	6.000%	3/15/2012	1,500	1,574
Hershey Foods Corp.	5.300%	9/1/2011	550	569
Hospira, Inc.	4.950%	6/15/2009	575	577
Imperial Tobacco	7.125%	4/1/2009	1,775	1,822
Johnson & Johnson	5.150%	8/15/2012	2,075	2,253
Kellogg Co.	6.600%	4/1/2011	5,850	6,252
Kellogg Co.	4.250%	3/6/2013	2,300	2,296
Kimberly-Clark Corp.	5.625%	2/15/2012	2,075	2,220
Kraft Foods, Inc.	4.125%	11/12/2009	3,200	3,209
Kraft Foods, Inc.	5.625%	11/1/2011	4,750	4,829
Kraft Foods, Inc.	6.250%	6/1/2012	5,750	5,997
Kroger Co.	7.250%	6/1/2009	1,500	1,552
Kroger Co.	8.050%	2/1/2010	1,700	1,806
Kroger Co.	6.800%	4/1/2011	1,000	1,057
Kroger Co.	6.750%	4/15/2012	3,050	3,297
Kroger Co.	5.500%	2/1/2013	2,175	2,228
McKesson Corp.	7.750%	2/1/2012	1,475	1,648
Medco Health Solutions	6.125%	3/15/2013	1,450	1,471
Medtronic Inc.	4.375%	9/15/2010	1,625	1,661
Merck & Co.	5.125%	11/15/2011	1,850	1,964
Merck & Co.	4.375%	2/15/2013	700	721
Molson Coors Capital Finance	4.850%	9/22/2010	300	311
Newell Rubbermaid, Inc.	4.000%	5/1/2010	1,000	995
PepsiAmericas Inc.	5.750%	7/31/2012	800	844
Pepsico, Inc.	5.150%	5/15/2012	3,250	3,445
Pepsico, Inc.	4.650%	2/15/2013	1,500	1,555
Procter & Gamble Co.	6.875%	9/15/2009	4,825	5,117
Quest Diagnostic, Inc.	5.125%	11/1/2010	3,500	3,581
Reynolds American Inc.	6.500%	7/15/2010	1,350	1,404
Reynolds American Inc.	7.250%	6/1/2012	1,350	1,445
Safeway, Inc.	4.950%	8/16/2010	875	882
Safeway, Inc.	6.500%	3/1/2011	1,625	1,694
Safeway, Inc.	5.800%	8/15/2012	3,050	3,176
Sysco Corp.	4.200%	2/12/2013	600	606
Unilever Capital Corp.	7.125%	11/1/2010	4,000	4,387
UST, Inc.	6.625%	7/15/2012	1,000	1,073
Whirlpool Corp.	5.500%	3/1/2013	3,575	3,635
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	2,425	2,484
Wyeth	6.950%	3/15/2011	5,000	5,397
Wyeth	5.500%	3/15/2013	4,100	4,336
Energy (1.0%)
Amerada Hess Corp.	6.650%	8/15/2011	2,500	2,677
Anadarko Finance Co.	6.750%	5/1/2011	3,375	3,591
Apache Corp.	6.250%	4/15/2012	1,000	1,082
BP Capital Markets PLC	4.875%	3/15/2010	2,000	2,082
Burlington Resources, Inc.	6.680%	2/15/2011	2,000	2,166
Burlington Resources, Inc.	6.500%	12/1/2011	500	539
Canadian Natural Resources	6.700%	7/15/2011	2,500	2,647
Canadian Natural Resources	5.450%	10/1/2012	1,600	1,636
Canadian Natural Resources	5.150%	2/1/2013	500	509
Conoco Funding Co.	6.350%	10/15/2011	8,875	9,657
Devon Financing Corp.	6.875%	9/30/2011	6,375	6,959
Encana Corp.	4.600%	8/15/2009	1,250	1,259
Halliburton Co.	5.500%	10/15/2010	1,500	1,564
Husky Energy Inc.	6.250%	6/15/2012	1,000	1,070
Kerr McGee Corp.	6.875%	9/15/2011	3,475	3,719
Marathon Oil Corp.	6.125%	3/15/2012	2,000	2,111
Marathon Oil Corp.	6.000%	7/1/2012	3,100	3,250
Occidental Petroleum	4.250%	3/15/2010	2,560	2,629
PanCanadian Energy Corp.	6.300%	11/1/2011	1,500	1,607
Phillips Petroleum Co.	8.750%	5/25/2010	3,800	4,243
Shell International Finance	5.625%	6/27/2011	1,950	2,091
Shell International Finance	4.950%	3/22/2012	700	738
Transocean Inc.	5.250%	3/15/2013	2,000	2,047
Valero Energy Corp.	6.875%	4/15/2012	3,000	3,244
Weatherford International Inc.	5.950%	6/15/2012	2,250	2,328
Weatherford International Inc.	5.150%	3/15/2013	1,425	1,432
XTO Energy, Inc.	5.900%	8/1/2012	4,750	5,009
Technology (0.9%)
Cisco Systems Inc.	5.250%	2/22/2011	10,000	10,453
Computer Sciences Corp.	5.000%	2/15/2013	1,775	1,749
Dun & Bradstreet Corp.	6.000%	4/1/2013	1,700	1,718
Electronic Data Systems	7.125%	10/15/2009	825	840
Fiserv, Inc.	6.125%	11/20/2012	3,000	3,087
Hewlett-Packard Co.	5.250%	3/1/2012	1,750	1,854
Hewlett-Packard Co.	6.500%	7/1/2012	1,025	1,119
Hewlett-Packard Co.	4.500%	3/1/2013	5,025	5,116
IBM International Group Capital	5.050%	10/22/2012	9,525	9,962
International Business Machines Corp.	4.375%	6/1/2009	300	306
International Business Machines Corp.	4.950%	3/22/2011	4,200	4,366
Intuit Inc.	5.400%	3/15/2012	950	954
Motorola, Inc.	7.625%	11/15/2010	390	412
Motorola, Inc.	8.000%	11/1/2011	925	944
Motorola, Inc.	5.375%	11/15/2012	1,800	1,670
National Semiconductor	6.150%	6/15/2012	1,250	1,278
Oracle Corp.	5.000%	1/15/2011	4,650	4,788
Philips Electronics NV	4.625%	3/11/2013	1,450	1,454
Pitney Bowes, Inc.	4.625%	10/1/2012	2,000	2,037
2 Tyco Electronics Group	6.000%	10/1/2012	2,550	2,669
Xerox Corp.	7.125%	6/15/2010	1,825	1,929
Xerox Corp.	6.875%	8/15/2011	1,025	1,073
Xerox Corp.	5.500%	5/15/2012	4,525	4,492
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/2009	3,775	3,747
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	2,500	2,664
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	1,050	1,088
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,735
Canadian Pacific Rail	6.250%	10/15/2011	1,550	1,618
CSX Corp.	6.300%	3/15/2012	2,000	2,068
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	2,000	1,980
Delta Air Lines, Inc.	7.111%	9/18/2011	2,000	1,955
FedEx Corp.	3.500%	4/1/2009	2,075	2,063
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,308
Norfolk Southern Corp.	6.750%	2/15/2011	1,925	2,065
Ryder System Inc.	5.950%	5/2/2011	850	879
Southwest Airlines Co.	6.500%	3/1/2012	2,000	2,068
Union Pacific Corp.	6.500%	4/15/2012	4,750	5,141
United Parcel Service of America	4.500%	1/15/2013	2,750	2,847
Other (0.0%)
Black & Decker Corp.	7.125%	6/1/2011	1,000	1,039
Cooper Industries, Inc.	5.250%	11/15/2012	1,400	1,438

				868,955

Utilities (2.0%)
Electric (1.5%)
American Electric Power Co., Inc.	5.375%	3/15/2010	2,700	2,765
Carolina Power & Light Co.	6.500%	7/15/2012	1,000	1,088
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	2,400	2,554
Commonwealth Edison Co.	6.150%	3/15/2012	3,275	3,458
Consolidated Edison Co. of New York	5.625%	7/1/2012	2,000	2,099
Consolidated Edison Co. of New York	4.875%	2/1/2013	2,000	2,086
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	897
Constellation Energy Group, Inc.	7.000%	4/1/2012	2,300	2,466
Consumers Energy Co.	5.000%	2/15/2012	1,250	1,264
Detroit Edison Co.	6.125%	10/1/2010	1,000	1,068
Dominion Resources, Inc.	4.750%	12/15/2010	2,125	2,181
3 Dominion Resources, Inc.	6.300%	9/30/2066	3,400	3,136
DTE Energy Co.	7.050%	6/1/2011	1,000	1,068
Duke Energy Corp.	6.250%	1/15/2012	2,000	2,143
Energy East Corp.	6.750%	6/15/2012	1,750	1,886
Exelon Corp.	6.750%	5/1/2011	1,000	1,045
Exelon Generation Co. LLC	6.950%	6/15/2011	1,500	1,593
FirstEnergy Corp.	6.450%	11/15/2011	6,875	7,180
Florida Power Corp.	4.500%	6/1/2010	1,150	1,187
FPL Group Capital, Inc.	7.375%	6/1/2009	2,075	2,176
FPL Group Capital, Inc.	5.625%	9/1/2011	3,350	3,550
Illinois Power	7.500%	6/15/2009	1,000	1,043
MidAmerican Energy Co.	5.650%	7/15/2012	1,150	1,214
MidAmerican Energy Co.	5.125%	1/15/2013	2,000	2,103
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/2010	3,350	3,454
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	3,500	3,830
NiSource Finance Corp.	7.875%	11/15/2010	2,800	2,989
NStar Electric Co.	4.875%	10/15/2012	1,925	1,999
Oncor Electric Delivery Co.	6.375%	5/1/2012	1,950	2,025
Pacific Gas & Electric Co.	4.200%	3/1/2011	1,100	1,105
PacifiCorp	6.900%	11/15/2011	3,650	4,005
Pepco Holdings, Inc.	6.450%	8/15/2012	2,000	2,154
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,082
PPL Energy Supply LLC	6.400%	11/1/2011	1,000	1,029
Progress Energy, Inc.	7.100%	3/1/2011	4,418	4,717
Progress Energy, Inc.	6.850%	4/15/2012	775	839
PSE&G Power LLC	7.750%	4/15/2011	1,950	2,137
PSE&G Power LLC	6.950%	6/1/2012	4,775	5,179
Public Service Co. of Colorado	7.875%	10/1/2012	4,625	5,348
SCANA Corp.	6.875%	5/15/2011	1,500	1,599
Southern Co.	5.300%	1/15/2012	2,550	2,685
Southern Power Co.	6.250%	7/15/2012	1,000	1,080
Tampa Electric Co.	6.875%	6/15/2012	1,000	1,102
Virginia Electric & Power Co.	5.100%	11/30/2012	3,625	3,762
Wisconsin Energy Corp.	6.500%	4/1/2011	4,595	4,911
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	500	540
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,298
Consolidated Natural Gas	6.250%	11/1/2011	1,000	1,061
Duke Capital Corp.	6.250%	2/15/2013	3,325	3,446
Duke Energy Field Services	7.875%	8/16/2010	1,750	1,875
Energy Transfer Partners LP	5.650%	8/1/2012	1,250	1,250
5 Enron Corp.	9.125%	4/1/2003	2,000	335
5 Enron Corp.	7.625%	9/10/2004	1,000	167
Enterprise Products Operating LP	4.625%	10/15/2009	400	403
Enterprise Products Operating LP	4.950%	6/1/2010	2,450	2,488
Enterprise Products Operating LP	5.650%	4/1/2013	2,200	2,198
5 HNG Internorth	9.625%	3/15/2006	1,500	251
KeySpan Corp.	7.625%	11/15/2010	1,500	1,627
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	1,225	1,290
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	550	584
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	3,225	3,290
ONEOK Partners, LP	5.900%	4/1/2012	3,400	3,555
Reliant Energy Resources	7.750%	2/15/2011	2,500	2,699
Sempra Energy	7.950%	3/1/2010	1,500	1,598
Sempra Energy	6.000%	2/1/2013	2,525	2,723
Transcontinental Gas Pipe Line Corp.	7.000%	8/15/2011	2,800	2,937
Williams Cos., Inc.	8.125%	3/15/2012	2,800	3,066

				147,962

Total Corporate Bonds
(Cost $1,992,884)				2,004,946

Sovereign Bonds (U.S. Dollar-Denominated) (5.0%)

Asian Development Bank	4.500%	9/4/2012	5,000	5,326
Canadian Mortgage & Housing	4.800%	10/1/2010	1,500	1,571
Corp. Andina de Fomento	6.875%	3/15/2012	2,300	2,437
Eksportfinans	5.125%	10/26/2011	6,000	6,420
European Investment Bank	5.000%	2/8/2010	3,350	3,532
European Investment Bank	4.000%	3/3/2010	2,925	3,035
European Investment Bank	4.125%	9/15/2010	3,600	3,718
European Investment Bank	4.625%	9/15/2010	19,750	20,985
European Investment Bank	3.250%	2/15/2011	15,425	15,814
European Investment Bank	5.250%	6/15/2011	12,975	13,967
European Investment Bank	4.625%	3/21/2012	5,200	5,566
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,551
Export-Import Bank of Korea	4.625%	3/16/2010	500	512
Export-Import Bank of Korea	5.125%	2/14/2011	600	615
Export-Import Bank of Korea	5.500%	10/17/2012	2,800	2,923
Federation of Malaysia	8.750%	6/1/2009	4,350	4,636
Federation of Malaysia	7.500%	7/15/2011	2,875	3,222
Financement Quebec	5.000%	10/25/2012	2,000	2,166
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,441
Inter-American Development Bank	7.375%	1/15/2010	2,800	3,013
Inter-American Development Bank	5.000%	4/5/2011	5,000	5,283
Inter-American Development Bank	4.750%	10/19/2012	5,000	5,394
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,000	1,018
International Bank for Reconstruction & Development	4.125%	8/12/2009	975	993
International Finance Corp.	4.000%	6/15/2010	1,250	1,301
International Finance Corp.	5.125%	5/2/2011	7,100	7,580
Japan Bank International	4.750%	5/25/2011	2,150	2,279
Japan Bank International	4.375%	11/26/2012	2,200	2,305
Japan Finance Corp.	5.875%	3/14/2011	2,000	2,175
KFW International Finance Inc.	4.500%	9/21/2009	10,325	10,676
KFW International Finance Inc.	4.875%	10/19/2009	3,650	3,812
Korea Development Bank	4.750%	7/20/2009	4,725	4,813
Korea Development Bank	5.300%	1/17/2013	3,200	3,315
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	15,475	16,044
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	17,875	18,417
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	9,000	9,270
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	19,500	20,931
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	3,500	3,623
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	7,225	7,313
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	3,500	3,626
Landwirtschaftliche Rentenbank	4.875%	2/14/2011	1,500	1,582
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	4,500	4,916
Mass Transit Railway Corp.	7.500%	11/8/2010	1,500	1,656
Nordic Investment Bank	3.875%	6/15/2010	3,750	3,830
Nordic Investment Bank	4.500%	9/13/2010	5,000	5,301
Nordic Investment Bank	3.125%	2/15/2011	6,000	6,164
Oesterreichische Kontrollbank	4.250%	10/6/2010	3,375	3,580
Oesterreichische Kontrollbank	4.750%	11/8/2011	5,000	5,316
Oesterreichische Kontrollbank	4.750%	10/16/2012	4,725	5,094
Pemex Project Funding Master Trust	9.125%	10/13/2010	2,500	2,794
Province of Ontario	3.625%	10/21/2009	2,025	2,047
Province of Ontario	2.750%	2/22/2011	3,900	3,920
Province of Ontario	5.000%	10/18/2011	7,450	7,963
Province of Quebec	5.000%	7/17/2009	1,500	1,538
Province of Quebec	6.125%	1/22/2011	4,200	4,552
Quebec Hydro Electric	6.300%	5/11/2011	2,500	2,741
Quebec Hydro Electric	8.000%	2/1/2013	2,000	2,420
Republic of Chile	7.125%	1/11/2012	3,000	3,344
Republic of Chile	5.500%	1/15/2013	3,200	3,415
Republic of Italy	6.000%	2/22/2011	5,775	6,254
Republic of Italy	5.625%	6/15/2012	10,725	11,825
Republic of Poland	6.250%	7/3/2012	2,600	2,824
Republic of South Africa	7.375%	4/25/2012	2,500	2,721
Swedish Export Credit Corp.	4.875%	1/19/2010	2,500	2,604
Swedish Export Credit Corp.	4.000%	6/15/2010	2,175	2,219
Swedish Export Credit Corp.	4.500%	9/27/2010	7,350	7,668
United Mexican States	9.875%	2/1/2010	475	530
United Mexican States	8.375%	1/14/2011	11,600	13,085
United Mexican States	7.500%	1/14/2012	2,100	2,363
United Mexican States	6.375%	1/16/2013	2,450	2,683

Total Sovereign Bonds
(Cost $349,579)				364,567

			Shares

Temporary Cash Investments (0.5%)

6 Vanguard Market Liquidity Fund	2.800%		37,868,972	37,869
(Cost $37,869)

Total Investments (99.5%)
(Cost $7,252,264)				7,442,479

Other Assets and Liabilities - Net (0.5%)				40,286

Net Assets (100%)				7,482,765

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $22,673,000, representing 0.3% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Part of security position is on loan to broker-dealers.
5 Non-income-producing security — security in default. 6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $7,252,264,000. Net unrealized appreciation of investment securities for tax purposes was $190,215,000, consisting of unrealized gains of $218,211,000 on securities that had risen in value since their purchase and $27,996,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	37,869

Level 2- Other Significant Observable Inputs	7,404,610

Level 3- Significant Unobservable Inputs	-

Total	7,442,479

Vanguard Intermediate-Term Bond Index Fund
Schedule of Investments
March 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (51.9%)

U.S. Government Securities (37.3%)
U.S. Treasury Bond	3.625%	5/15/2013	41,040	43,361
U.S. Treasury Bond	11.250%	2/15/2015	108,365	164,393
U.S. Treasury Bond	10.625%	8/15/2015	150,910	226,907
U.S. Treasury Bond	9.875%	11/15/2015	202,200	295,685
U.S. Treasury Bond	9.250%	2/15/2016	154,620	220,552
U.S. Treasury Bond	7.250%	5/15/2016	139,495	179,294
U.S. Treasury Bond	7.500%	11/15/2016	211,935	276,906
U.S. Treasury Bond	4.625%	2/15/2017	103,220	113,381
U.S. Treasury Bond	8.750%	5/15/2017	188,695	265,943
U.S. Treasury Bond	8.875%	8/15/2017	144,860	206,336
U.S. Treasury Bond	4.250%	11/15/2017	1,275	1,360
U.S. Treasury Bond	9.125%	5/15/2018	97,420	142,629
U.S. Treasury Bond	8.875%	2/15/2019	24,475	35,577
U.S. Treasury Note	4.625%	9/30/2008	22,425	22,779
U.S. Treasury Note	4.750%	11/15/2008	9,525	9,720
U.S. Treasury Note	4.500%	3/31/2009	15,500	15,950
U.S. Treasury Note	4.500%	4/30/2009	10,000	10,314
U.S. Treasury Note	3.875%	5/15/2009	15,000	15,384
U.S. Treasury Note	4.625%	7/31/2009	21,900	22,783
U.S. Treasury Note	3.125%	11/30/2009	8,525	8,735
U.S. Treasury Note	4.625%	7/31/2012	8,450	9,245
U.S. Treasury Note	4.125%	8/31/2012	15,325	16,448
U.S. Treasury Note	3.375%	11/30/2012	7,250	7,559
U.S. Treasury Note	3.875%	2/15/2013	3,640	3,887
U.S. Treasury Note	4.250%	8/15/2013	82,850	90,229
U.S. Treasury Note	4.250%	11/15/2013	87,765	95,815
U.S. Treasury Note	4.000%	2/15/2014	1,675	1,807
U.S. Treasury Note	4.750%	5/15/2014	144,575	162,330
U.S. Treasury Note	4.250%	8/15/2014	110,020	120,266
U.S. Treasury Note	4.250%	11/15/2014	920	1,006
U.S. Treasury Note	4.125%	5/15/2015	29,445	31,837
U.S. Treasury Note	4.500%	11/15/2015	2,360	2,608
U.S. Treasury Note	4.500%	2/15/2016	850	936
U.S. Treasury Note	5.125%	5/15/2016	33,375	38,011
U.S. Treasury Note	4.875%	8/15/2016	680	762
U.S. Treasury Note	4.625%	11/15/2016	275	303
U.S. Treasury Note	4.500%	5/15/2017	6,550	7,119
U.S. Treasury Note	4.750%	8/15/2017	89,600	99,134

				2,967,291

Agency Bonds and Notes (14.6%)
Agency for International Development - Egypt (U.S. Government Guarante	4.450%	9/15/2015	6,825	7,148
1 Federal Farm Credit Bank	4.875%	12/16/2015	2,450	2,581
1 Federal Farm Credit Bank	5.125%	8/25/2016	11,300	12,109
1 Federal Farm Credit Bank	4.875%	1/17/2017	5,750	6,051
1 Federal Home Loan Bank	3.000%	4/15/2009	10,000	10,084
1 Federal Home Loan Bank	3.875%	6/14/2013	31,825	32,657
1 Federal Home Loan Bank	5.375%	6/14/2013	5,000	5,466
1 Federal Home Loan Bank	5.125%	8/14/2013	46,250	50,268
1 Federal Home Loan Bank	4.500%	9/16/2013	47,400	49,728
1 Federal Home Loan Bank	5.250%	6/18/2014	150	164
1 Federal Home Loan Bank	5.500%	8/13/2014	47,975	53,166
1 Federal Home Loan Bank	5.375%	5/18/2016	26,450	29,051
1 Federal Home Loan Bank	5.625%	6/13/2016	4,325	4,607
1 Federal Home Loan Bank	4.750%	12/16/2016	29,950	31,590
1 Federal Home Loan Bank	4.875%	5/17/2017	14,225	15,126
1 Federal Home Loan Mortgage Corp.	4.625%	12/19/2008	10,000	10,175
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	45,675	48,079
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	50,650	54,033
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2014	35,000	36,849
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	51,700	55,728
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	26,150	27,389
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	25,000	26,316
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	56,500	61,244
1 Federal Home Loan Mortgage Corp.	5.500%	7/18/2016	42,500	46,809
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	12,100	13,051
1 Federal Home Loan Mortgage Corp.	5.125%	11/17/2017	39,500	42,534
1 Federal National Mortgage Assn.	3.250%	2/15/2009	10,000	10,096
1 Federal National Mortgage Assn.	4.625%	5/1/2013	6,600	6,772
1 Federal National Mortgage Assn.	4.625%	10/15/2013	74,350	78,784
1 Federal National Mortgage Assn.	5.125%	1/2/2014	9,550	9,946
1 Federal National Mortgage Assn.	4.125%	4/15/2014	50,000	51,569
1 Federal National Mortgage Assn.	4.625%	10/15/2014	32,225	34,032
1 Federal National Mortgage Assn.	5.000%	4/15/2015	25,000	26,992
1 Federal National Mortgage Assn.	4.375%	10/15/2015	20,000	20,683
1 Federal National Mortgage Assn.	5.000%	3/15/2016	15,000	16,055
1 Federal National Mortgage Assn.	5.250%	9/15/2016	32,925	35,758
1 Federal National Mortgage Assn.	4.875%	12/15/2016	29,900	31,742
1 Federal National Mortgage Assn.	5.000%	2/13/2017	27,575	29,448
1 Federal National Mortgage Assn.	5.000%	5/11/2017	19,000	20,306
1 Federal National Mortgage Assn.	5.375%	6/12/2017	15,000	16,454
Private Export Funding Corp.	7.200%	1/15/2010	6,500	7,056
1 Tennessee Valley Auth.	6.000%	3/15/2013	6,000	6,763
1 Tennessee Valley Auth.	4.750%	8/1/2013	4,000	4,291
1 Tennessee Valley Auth.	4.375%	6/15/2015	7,000	7,308
1 Tennessee Valley Auth.	5.500%	7/18/2017	6,200	6,836
1 Tennessee Valley Auth.	6.250%	12/15/2017	2,600	3,030
1 Tennessee Valley Auth.	4.500%	4/1/2018	2,375	2,421

				1,158,345

Total U.S. Government and Agency Obligations
(Cost $3,847,780)				4,125,636

Corporate Bonds (40.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	2,500	2,441
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	2,100	2,357
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	347	347

				5,145

Finance (19.5%)
Banking (8.1%)
AmSouth Bank NA	4.850%	4/1/2013	1,500	1,478
AmSouth Bank NA	5.200%	4/1/2015	2,000	1,858
3 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	3,125	3,515
Banco Bradesco SA	8.750%	10/24/2013	1,500	1,738
Bank of America Corp.	5.375%	6/15/2014	3,425	3,533
Bank of America Corp.	5.125%	11/15/2014	4,550	4,649
Bank of America Corp.	5.250%	12/1/2015	5,000	4,883
Bank of America Corp.	5.750%	8/15/2016	3,900	3,996
Bank of America Corp.	5.625%	10/14/2016	13,625	14,068
Bank of America Corp.	5.300%	3/15/2017	14,200	14,272
Bank of America Corp.	5.420%	3/15/2017	13,250	13,196
Bank of America Corp.	6.100%	6/15/2017	2,100	2,243
Bank of America Corp.	6.000%	9/1/2017	4,725	4,986
Bank of America Corp.	5.750%	12/1/2017	13,825	14,419
Bank of New York Mellon	4.500%	4/1/2013	2,200	2,224
Bank of New York Mellon	4.950%	3/15/2015	6,125	6,030
Bank One Corp.	4.900%	4/30/2015	6,150	6,042
BB&T Corp.	5.200%	12/23/2015	10,175	9,904
BB&T Corp.	5.625%	9/15/2016	50	49
Citigroup, Inc.	5.125%	5/5/2014	3,125	3,046
Citigroup, Inc.	5.000%	9/15/2014	28,194	26,462
Citigroup, Inc.	4.875%	5/7/2015	1,200	1,118
Citigroup, Inc.	4.700%	5/29/2015	2,600	2,416
Citigroup, Inc.	5.300%	1/7/2016	5,750	5,565
Citigroup, Inc.	5.850%	8/2/2016	5,075	5,022
Citigroup, Inc.	5.500%	2/15/2017	4,400	4,121
Citigroup, Inc.	6.000%	8/15/2017	9,250	9,133
Citigroup, Inc.	6.125%	11/21/2017	20,100	20,253
Colonial Bank NA	6.375%	12/1/2015	1,250	1,123
Comerica Bank	5.750%	11/21/2016	4,275	4,131
Comerica Bank	5.200%	8/22/2017	3,025	2,786
Comerica Inc.	4.800%	5/1/2015	1,500	1,391
Compass Bank	6.400%	10/1/2017	1,600	1,575
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	14,975	15,770
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	5,550	5,362
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	10,675	10,608
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	1,125	1,158
Credit Suisse First Boston USA, Inc.	5.850%	8/16/2016	3,250	3,310
2 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	4,200	3,369
Credit Suisse New York	6.000%	2/15/2018	8,250	8,232
Deutsche Bank AG London	6.000%	9/1/2017	15,400	16,215
Deutsche Bank Financial LLC	5.375%	3/2/2015	4,050	4,061
Fifth Third Bank	4.750%	2/1/2015	2,800	2,545
Fifth Third Bank	5.450%	1/15/2017	3,000	2,758
2 Fifth Third Cap Trust IV	6.500%	4/15/2067	2,750	1,962
First Tennessee Bank	5.050%	1/15/2015	2,800	2,450
3 HBOS Treasury Services PLC	5.250%	2/21/2017	3,225	3,406
HSBC Bank USA	4.625%	4/1/2014	8,000	7,815
JPMorgan Chase & Co.	5.375%	1/15/2014	3,050	3,087
JPMorgan Chase & Co.	4.875%	3/15/2014	7,100	6,977
JPMorgan Chase & Co.	5.125%	9/15/2014	10,190	10,199
JPMorgan Chase & Co.	4.750%	3/1/2015	8,925	8,771
JPMorgan Chase & Co.	5.250%	5/1/2015	2,975	2,979
JPMorgan Chase & Co.	5.150%	10/1/2015	9,100	9,073
JPMorgan Chase & Co.	5.875%	6/13/2016	5,475	5,679
JPMorgan Chase & Co.	6.125%	6/27/2017	4,325	4,541
JPMorgan Chase & Co.	6.000%	10/1/2017	7,475	7,677
JPMorgan Chase & Co.	6.000%	1/15/2018	13,625	14,314
Key Bank NA	5.800%	7/1/2014	3,800	3,755
Key Bank NA	4.950%	9/15/2015	1,000	948
Key Bank NA	5.450%	3/3/2016	3,025	2,756
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	5,425	5,199
Marshall & Ilsley Bank	4.850%	6/16/2015	700	628
Marshall & Ilsley Bank	5.000%	1/17/2017	1,200	1,089
MBNA Corp.	6.125%	3/1/2013	3,375	3,642
Mellon Bank NA	4.750%	12/15/2014	3,800	3,755
National City Bank	4.625%	5/1/2013	4,500	4,097
NationsBank Corp.	7.750%	8/15/2015	1,000	1,139
3 Northern Rock PLC	5.625%	6/22/2017	6,325	6,460
PaineWebber	7.625%	12/1/2009	3,000	3,196
Paribas NY	6.950%	7/22/2013	2,000	2,252
PNC Bank NA	4.875%	9/21/2017	700	628
PNC Bank NA	6.000%	12/7/2017	1,125	1,091
PNC Bank NA	6.875%	4/1/2018	1,500	1,538
PNC Funding Corp.	5.250%	11/15/2015	3,575	3,324
PNC Funding Corp.	5.625%	2/1/2017	7,625	7,261
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	1,700	1,703
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	4,775	4,611
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	8,625	8,277
2 Royal Bank of Scotland Group PLC	7.640%	3/31/2049	8,175	7,510
2 Royal Bank of Scotland Group PLC	5.512%	9/29/2049	6,550	5,381
Southtrust Corp.	5.800%	6/15/2014	1,350	1,390
Sovereign Bank	5.125%	3/15/2013	3,600	3,226
2,3 Standard Chartered PLC	6.409%	12/31/2049	1,500	1,232
State Street Capital Trust	5.300%	1/15/2016	1,000	983
State Street Corp.	5.375%	4/30/2017	825	815
SunTrust Banks, Inc.	5.000%	9/1/2015	3,550	3,266
SunTrust Banks, Inc.	5.200%	1/17/2017	150	134
SunTrust Banks, Inc.	6.000%	9/11/2017	2,800	2,667
SunTrust Banks, Inc.	5.450%	12/1/2017	2,350	2,202
SunTrust Banks, Inc.	7.250%	3/15/2018	2,375	2,395
Synovus Financial Corp.	4.875%	2/15/2013	2,000	1,952
Synovus Financial Corp.	5.125%	6/15/2017	750	657
UBS AG	5.875%	7/15/2016	4,800	4,814
UBS AG	5.875%	12/20/2017	17,075	17,334
UFJ Finance Aruba AEC	6.750%	7/15/2013	15,350	16,335
Union Bank of California NA	5.950%	5/11/2016	4,100	4,054
UnionBanCal Corp.	5.250%	12/16/2013	1,200	1,210
US Bank NA	6.300%	2/4/2014	2,600	2,801
US Bank NA	4.950%	10/30/2014	10,275	10,327
US Bank NA	4.800%	4/15/2015	1,000	993
Wachovia Bank NA	4.800%	11/1/2014	2,750	2,648
Wachovia Bank NA	4.875%	2/1/2015	4,475	4,237
Wachovia Bank NA	5.600%	3/15/2016	1,400	1,350
Wachovia Bank NA	6.000%	11/15/2017	5,275	5,207
Wachovia Corp.	4.875%	2/15/2014	13,800	13,420
Wachovia Corp.	5.625%	10/15/2016	10,900	10,518
Wachovia Corp.	5.750%	6/15/2017	11,475	11,330
Wachovia Corp.	5.750%	2/1/2018	11,200	11,027
Washington Mutual Bank	5.650%	8/15/2014	3,375	2,611
Washington Mutual Bank	5.125%	1/15/2015	9,350	6,720
2,3 Washington Mutual Preferred Funding II	6.665%	12/31/2049	3,000	1,710
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,397
Washington Mutual, Inc.	5.250%	9/15/2017	3,025	2,297
Washington Mutual, Inc.	7.250%	11/1/2017	2,500	1,997
Wells Fargo & Co.	4.950%	10/16/2013	3,975	4,086
Wells Fargo & Co.	4.625%	4/15/2014	6,650	6,529
Wells Fargo & Co.	5.000%	11/15/2014	5,475	5,385
Wells Fargo & Co.	5.625%	12/11/2017	12,500	12,940
Wells Fargo Bank NA	4.750%	2/9/2015	4,975	4,778
Wells Fargo Bank NA	5.750%	5/16/2016	5,300	5,403
Zions Bancorp.	5.650%	5/15/2014	1,200	1,168
Zions Bancorp.	5.500%	11/16/2015	6,850	6,259
Brokerage (4.3%)
Ameriprise Financial Inc.	5.650%	11/15/2015	3,450	3,412
2 Ameriprise Financial Inc.	7.518%	6/1/2066	2,000	1,882
Bear Stearns Co., Inc.	5.700%	11/15/2014	8,150	7,906
Bear Stearns Co., Inc.	5.300%	10/30/2015	1,100	1,053
Bear Stearns Co., Inc.	5.550%	1/22/2017	12,300	11,565
Bear Stearns Co., Inc.	6.400%	10/2/2017	13,700	13,702
Bear Stearns Co., Inc.	7.250%	2/1/2018	8,050	8,266
BlackRock, Inc.	6.250%	9/15/2017	2,950	3,094
Goldman Sachs Group, Inc.	5.250%	4/1/2013	13,175	13,211
Goldman Sachs Group, Inc.	4.750%	7/15/2013	15,675	15,375
Goldman Sachs Group, Inc.	5.150%	1/15/2014	10,725	10,683
Goldman Sachs Group, Inc.	5.000%	10/1/2014	14,075	13,794
Goldman Sachs Group, Inc.	5.125%	1/15/2015	9,650	9,384
Goldman Sachs Group, Inc.	5.350%	1/15/2016	10,600	10,285
Goldman Sachs Group, Inc.	5.750%	10/1/2016	3,525	3,490
Goldman Sachs Group, Inc.	5.625%	1/15/2017	11,725	11,220
Goldman Sachs Group, Inc.	6.250%	9/1/2017	11,225	11,441
Goldman Sachs Group, Inc.	5.950%	1/18/2018	10,875	10,725
Goldman Sachs Group, Inc.	6.150%	4/1/2018	7,225	7,199
Janus Capital Group	6.700%	6/15/2017	1,700	1,714
Jefferies Group Inc.	5.500%	3/15/2016	4,500	4,146
Lazard Group	6.850%	6/15/2017	4,525	4,280
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	4,350	4,241
Lehman Brothers Holdings, Inc.	6.200%	9/26/2014	10,425	10,257
Lehman Brothers Holdings, Inc.	8.800%	3/1/2015	1,000	1,074
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	3,425	3,198
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	11,375	10,484
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	8,875	8,534
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	1,425	1,306
Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	8,800	8,514
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	8,650	8,177
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	5,150	4,954
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	14,775	13,836
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	6,450	6,121
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	5,550	5,167
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	12,200	11,923
Morgan Stanley Dean Witter	4.750%	4/1/2014	14,500	13,475
Morgan Stanley Dean Witter	5.375%	10/15/2015	7,050	6,946
Morgan Stanley Dean Witter	5.750%	10/18/2016	6,400	6,324
Morgan Stanley Dean Witter	5.450%	1/9/2017	9,500	8,944
Morgan Stanley Dean Witter	5.550%	4/27/2017	7,250	6,841
Morgan Stanley Dean Witter	5.950%	12/28/2017	20,075	19,400
Morgan Stanley Dean Witter	6.625%	4/1/2018	6,300	6,349
2 Schwab Capital Trust I	7.500%	11/15/2037	1,850	1,750
Finance Companies (3.1%)
American Express Bank, FSB	6.000%	9/13/2017	3,325	3,330
American Express Centurion Bank	6.000%	9/13/2017	4,125	4,131
American Express Co.	4.875%	7/15/2013	5,800	5,836
American Express Co.	5.500%	9/12/2016	1,400	1,347
American Express Co.	6.150%	8/28/2017	10,125	10,176
American Express Co.	7.000%	3/19/2018	5,550	5,864
2 American Express Co.	6.800%	9/1/2066	3,525	3,263
American Express Credit Corp.	5.300%	12/2/2015	2,000	1,984
American General Finance Corp.	5.850%	6/1/2013	3,950	3,841
American General Finance Corp.	5.750%	9/15/2016	5,725	5,299
American General Finance Corp.	6.900%	12/15/2017	12,450	12,141
Capital One Bank	6.500%	6/13/2013	3,775	3,768
Capital One Bank	5.125%	2/15/2014	1,375	1,223
Capital One Financial	5.500%	6/1/2015	3,750	3,259
Capital One Financial	6.150%	9/1/2016	6,325	5,451
Capital One Financial	6.750%	9/15/2017	6,775	6,697
3 Capmark Financial Group	6.300%	5/10/2017	1,625	991
CIT Group Co. of Canada	5.200%	6/1/2015	5,775	4,577
CIT Group, Inc.	5.400%	3/7/2013	2,150	1,720
CIT Group, Inc.	5.000%	2/13/2014	875	687
CIT Group, Inc.	5.125%	9/30/2014	4,525	3,541
CIT Group, Inc.	5.000%	2/1/2015	3,400	2,652
CIT Group, Inc.	5.400%	1/30/2016	2,250	1,716
CIT Group, Inc.	5.850%	9/15/2016	2,750	2,104
CIT Group, Inc.	5.650%	2/13/2017	3,150	2,473
2 CIT Group, Inc.	6.100%	3/15/2067	3,200	1,488
Countrywide Financial Corp.	6.250%	5/15/2016	4,875	3,973
3 Discover Financial Services	6.450%	6/12/2017	1,500	1,366
General Electric Capital Corp.	5.500%	6/4/2014	5,350	5,597
General Electric Capital Corp.	5.650%	6/9/2014	13,275	13,996
General Electric Capital Corp.	5.000%	1/8/2016	5,000	5,023
General Electric Capital Corp.	5.375%	10/20/2016	925	941
General Electric Capital Corp.	5.400%	2/15/2017	18,750	19,175
General Electric Capital Corp.	5.625%	9/15/2017	12,900	13,287
2 General Electric Capital Corp.	6.375%	11/15/2067	14,675	14,453
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	3,925	3,355
HSBC Finance Corp.	4.750%	7/15/2013	8,575	8,291
HSBC Finance Corp.	5.250%	1/15/2014	2,550	2,553
HSBC Finance Corp.	5.000%	6/30/2015	25,525	24,507
International Lease Finance Corp.	5.625%	9/20/2013	1,130	1,109
International Lease Finance Corp.	5.650%	6/1/2014	11,150	10,823
iStar Financial Inc.	5.950%	10/15/2013	3,175	2,381
iStar Financial Inc.	5.875%	3/15/2016	5,475	3,942
iStar Financial Inc.	5.850%	3/15/2017	1,100	791
PHH Corp.	7.125%	3/1/2013	2,050	1,974
SLM Corp.	5.000%	10/1/2013	4,500	3,431
SLM Corp.	5.375%	5/15/2014	4,750	3,647
SLM Corp.	5.050%	11/14/2014	1,400	1,030
Insurance (2.8%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,059
ACE INA Holdings, Inc.	5.700%	2/15/2017	1,950	1,960
ACE INA Holdings, Inc.	5.800%	3/15/2018	1,850	1,874
AEGON NV	4.750%	6/1/2013	3,475	3,411
Aetna, Inc.	6.000%	6/15/2016	5,250	5,307
Allied World Assurance	7.500%	8/1/2016	3,275	3,301
Allstate Corp.	5.000%	8/15/2014	3,500	3,523
2 Allstate Corp.	6.125%	5/15/2037	2,575	2,339
American International Group, Inc.	4.250%	5/15/2013	5,000	4,868
American International Group, Inc.	5.050%	10/1/2015	10,275	9,747
American International Group, Inc.	5.600%	10/18/2016	875	856
American International Group, Inc.	5.450%	5/18/2017	6,425	6,232
American International Group, Inc.	5.850%	1/16/2018	9,675	9,442
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	1,100	1,142
Assurant, Inc.	5.625%	2/15/2014	2,825	2,731
Axis Capital Holdings	5.750%	12/1/2014	1,800	1,706
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,450	4,601
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	1,850	1,926
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	5,325	5,452
2 Chubb Corp.	6.375%	3/29/2037	5,225	4,832
CIGNA Corp.	6.350%	3/15/2018	2,100	2,126
CNA Financial Corp.	5.850%	12/15/2014	2,100	2,007
CNA Financial Corp.	6.500%	8/15/2016	3,400	3,394
Commerce Group, Inc.	5.950%	12/9/2013	900	918
Coventry Health Care Inc.	6.300%	8/15/2014	1,000	989
Coventry Health Care Inc.	5.950%	3/15/2017	3,000	2,923
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	1,450	1,027
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,169
Genworth Financial, Inc.	5.750%	6/15/2014	4,250	4,136
Genworth Financial, Inc.	4.950%	10/1/2015	1,450	1,332
2 Genworth Financial, Inc.	6.150%	11/15/2066	3,025	2,395
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,180
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	1,975	1,906
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	2,200	2,094
Hartford Financial Services Group, Inc.	6.300%	3/15/2018	2,200	2,236
Humana Inc.	6.450%	6/1/2016	2,625	2,620
2 ING Capital Funding Trust III	5.775%	12/8/2049	4,325	3,557
Jefferson Pilot Corp.	4.750%	1/30/2014	4,000	3,895
2 Lincoln National Corp.	6.050%	4/20/2067	4,375	3,783
Loews Corp.	5.250%	3/15/2016	500	494
Marsh & McLennan Cos., Inc.	4.850%	2/15/2013	2,000	1,992
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	1,500	1,457
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	5,550	5,330
MetLife, Inc.	5.000%	11/24/2013	2,325	2,372
MetLife, Inc.	5.500%	6/15/2014	1,075	1,106
MetLife, Inc.	5.000%	6/15/2015	3,750	3,699
Principal Life Income Funding	5.100%	4/15/2014	4,250	4,158
2 Progressive Corp.	6.700%	6/15/2037	4,225	3,690
Prudential Financial, Inc.	4.500%	7/15/2013	4,500	4,469
Prudential Financial, Inc.	4.750%	4/1/2014	1,750	1,688
Prudential Financial, Inc.	5.100%	9/20/2014	6,200	6,084
Prudential Financial, Inc.	5.500%	3/15/2016	575	577
Prudential Financial, Inc.	6.100%	6/15/2017	1,750	1,759
Prudential Financial, Inc.	6.000%	12/1/2017	3,225	3,242
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,350	1,348
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,025	2,113
Torchmark Corp.	6.375%	6/15/2016	1,750	1,846
Transatlantic Holdings	5.750%	12/14/2015	4,000	4,143
Travelers Cos. Inc.	5.750%	12/15/2017	3,550	3,595
2 Travelers Cos. Inc.	6.250%	3/15/2037	3,950	3,484
Travelers Property Casualty Corp.	5.000%	3/15/2013	2,500	2,529
UnitedHealth Group, Inc.	5.000%	8/15/2014	5,400	5,220
UnitedHealth Group, Inc.	4.875%	3/15/2015	3,825	3,629
UnitedHealth Group, Inc.	6.000%	6/15/2017	2,100	2,091
UnitedHealth Group, Inc.	6.000%	11/15/2017	2,400	2,390
UnitedHealth Group, Inc.	6.000%	2/15/2018	6,150	5,998
WellPoint Inc.	5.000%	12/15/2014	4,550	4,271
WellPoint Inc.	5.250%	1/15/2016	3,900	3,679
WellPoint Inc.	5.875%	6/15/2017	2,500	2,473
Willis North America Inc.	5.625%	7/15/2015	2,750	2,674
Willis North America Inc.	6.200%	3/28/2017	1,625	1,589
XL Capital Ltd.	5.250%	9/15/2014	4,025	3,535
2 XL Capital Ltd.	6.500%	12/15/2049	3,950	2,783
Real Estate Investment Trusts (1.2%)
Arden Realty LP	5.250%	3/1/2015	1,250	1,273
AvalonBay Communities, Inc.	5.750%	9/15/2016	1,750	1,609
Boston Properties, Inc.	5.625%	4/15/2015	1,700	1,624
Brandywine Operating Partnership	5.400%	11/1/2014	2,250	1,906
Camden Property Trust	5.700%	5/15/2017	2,300	1,958
Colonial Realty LP	5.500%	10/1/2015	1,800	1,477
Duke Realty LP	5.950%	2/15/2017	4,975	4,414
ERP Operating LP	5.200%	4/1/2013	1,000	960
ERP Operating LP	5.250%	9/15/2014	4,025	3,659
ERP Operating LP	5.125%	3/15/2016	5,000	4,414
ERP Operating LP	5.375%	8/1/2016	475	423
ERP Operating LP	5.750%	6/15/2017	1,675	1,532
HCP Inc.	6.700%	1/30/2018	4,500	3,865
Health Care Property Investors, Inc.	5.650%	12/15/2013	2,250	2,051
Health Care Property Investors, Inc.	6.300%	9/15/2016	275	233
Health Care Property Investors, Inc.	6.000%	1/30/2017	3,750	3,097
Health Care REIT, Inc.	6.000%	11/15/2013	4,725	4,628
Health Care REIT, Inc.	6.200%	6/1/2016	925	835
HealthCare Realty Trust	5.125%	4/1/2014	2,925	2,571
Hospitality Properties	5.125%	2/15/2015	4,150	3,480
Hospitality Properties	5.625%	3/15/2017	2,500	2,066
HRPT Properties Trust	6.250%	8/15/2016	5,150	4,807
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,261
Liberty Property LP	5.125%	3/2/2015	4,450	4,026
National Retail Properties	6.875%	10/15/2017	3,000	2,888
ProLogis	5.500%	3/1/2013	2,000	1,961
ProLogis	5.625%	11/15/2015	2,800	2,587
ProLogis	5.750%	4/1/2016	3,000	2,751
ProLogis	5.625%	11/15/2016	1,925	1,735
Regency Centers LP	5.250%	8/1/2015	1,000	891
Regency Centers LP	5.875%	6/15/2017	3,000	2,740
Simon Property Group Inc.	5.625%	8/15/2014	2,350	2,265
Simon Property Group Inc.	5.100%	6/15/2015	1,800	1,650
Simon Property Group Inc.	5.750%	12/1/2015	4,600	4,373
Simon Property Group Inc.	6.100%	5/1/2016	1,800	1,709
Simon Property Group Inc.	5.250%	12/1/2016	6,575	5,960
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	1,725	1,793
Financial Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/2017	1,600	1,645

				1,553,053

Industrial (16.8%)
Basic Industry (1.1%)
Alcan, Inc.	4.500%	5/15/2013	2,825	2,833
Alcan, Inc.	5.200%	1/15/2014	1,500	1,469
Alcan, Inc.	5.000%	6/1/2015	1,575	1,535
Alcoa, Inc.	5.550%	2/1/2017	1,900	1,851
Barrick Gold Finance Inc.	4.875%	11/15/2014	2,050	2,015
BHP Billiton Finance	4.800%	4/15/2013	6,775	6,809
BHP Billiton Finance	5.250%	12/15/2015	2,725	2,649
BHP Finance USA Ltd.	5.400%	3/29/2017	2,300	2,241
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,506
Celulosa Arauco Constitution SA	5.625%	4/20/2015	5,150	5,150
Commercial Metals Co.	6.500%	7/15/2017	1,650	1,702
E.I. du Pont de Nemours & Co.	4.125%	3/6/2013	1,500	1,516
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	3,925	3,988
ICI Wilmington	5.625%	12/1/2013	1,600	1,695
Inco Ltd.	5.700%	10/15/2015	1,675	1,652
International Paper Co.	5.300%	4/1/2015	175	170
International Paper Co.	5.250%	4/1/2016	2,950	2,824
International Steel Group, Inc.	6.500%	4/15/2014	5,000	5,080
Lubrizol Corp.	5.500%	10/1/2014	2,575	2,518
Noranda, Inc.	6.000%	10/15/2015	2,025	2,005
Nucor Corp.	5.750%	12/1/2017	2,000	2,063
Plum Creek Timber Co.	5.875%	11/15/2015	1,650	1,690
Potash Corp. of Saskatchewan	4.875%	3/1/2013	2,975	3,030
PPG Industries, Inc.	6.650%	3/15/2018	3,425	3,617
Praxair, Inc.	3.950%	6/1/2013	2,500	2,507
Praxair, Inc.	5.250%	11/15/2014	1,850	2,013
Praxair, Inc.	4.625%	3/30/2015	2,575	2,564
Praxair, Inc.	5.375%	11/1/2016	700	709
Praxair, Inc.	5.200%	3/15/2017	1,500	1,497
Reliance Steel & Aluminum	6.200%	11/15/2016	650	669
Rohm & Haas Co.	6.000%	9/15/2017	4,675	4,743
US Steel Corp.	5.650%	6/1/2013	900	882
US Steel Corp.	6.050%	6/1/2017	3,325	3,014
US Steel Corp.	7.000%	2/1/2018	1,300	1,252
Vale Overseas Ltd.	6.250%	1/11/2016	5,825	5,825
Vale Overseas Ltd.	6.250%	1/23/2017	2,575	2,569
WMC Finance USA	5.125%	5/15/2013	1,600	1,659
Capital Goods (1.7%)
2,3 BAE Systems Asset Trust	7.156%	12/15/2011	420	452
Brascan Corp.	7.125%	6/15/2012	1,000	1,002
Caterpillar Financial Services Corp.	4.750%	2/17/2015	7,625	7,612
Caterpillar Financial Services Corp.	4.625%	6/1/2015	1,200	1,178
Caterpillar Financial Services Corp.	5.450%	4/15/2018	3,900	3,936
CRH America Inc.	5.300%	10/15/2013	2,075	2,022
CRH America Inc.	6.000%	9/30/2016	8,375	8,011
Deere & Co.	6.950%	4/25/2014	6,230	6,997
Embraer Overseas Ltd.	6.375%	1/24/2017	700	697
Emerson Electric Co.	5.375%	10/15/2017	7,500	7,672
General Dynamics Corp.	4.250%	5/15/2013	6,850	6,929
General Electric Co.	5.250%	12/6/2017	17,875	17,903
Hanson PLC	5.250%	3/15/2013	3,775	3,725
Hanson PLC	6.125%	8/15/2016	3,250	3,218
Honeywell International, Inc.	5.400%	3/15/2016	1,825	1,909
Honeywell International, Inc.	5.300%	3/15/2017	1,000	1,036
Honeywell International, Inc.	5.300%	3/1/2018	4,025	4,125
John Deere Capital Corp.	5.500%	4/13/2017	2,300	2,338
Joy Global, Inc.	6.000%	11/15/2016	1,275	1,298
Lafarge SA	6.500%	7/15/2016	5,800	5,592
Lockheed Martin Corp.	7.650%	5/1/2016	3,000	3,512
Masco Corp.	4.800%	6/15/2015	4,875	4,256
Masco Corp.	6.125%	10/3/2016	4,275	4,010
Mohawk Industries Inc.	6.125%	1/15/2016	6,275	6,122
Northrop Grumman Corp.	7.750%	3/1/2016	2,900	3,428
Raytheon Co.	5.375%	4/1/2013	725	763
Textron, Inc.	5.600%	12/1/2017	3,700	3,869
Tyco International Group SA	6.000%	11/15/2013	4,800	4,929
United Technologies Corp.	4.875%	5/1/2015	6,425	6,520
United Technologies Corp.	5.375%	12/15/2017	5,100	5,254
Waste Management, Inc.	6.375%	11/15/2012	1,000	1,044
Waste Management, Inc.	5.000%	3/15/2014	625	612
Communication (3.8%)
America Movil SA de C.V.	5.500%	3/1/2014	5,650	5,657
America Movil SA de C.V.	5.750%	1/15/2015	1,525	1,534
AT&T Inc.	5.100%	9/15/2014	19,550	19,361
AT&T Inc.	5.625%	6/15/2016	6,000	6,057
AT&T Inc.	5.500%	2/1/2018	15,900	15,535
BellSouth Corp.	5.200%	9/15/2014	200	201
British Telecommunications PLC	5.950%	1/15/2018	2,375	2,301
CenturyTel, Inc.	5.000%	2/15/2015	1,000	922
CenturyTel, Inc.	6.000%	4/1/2017	2,475	2,329
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,700	1,989
Comcast Corp.	5.300%	1/15/2014	11,765	11,633
Comcast Corp.	6.500%	1/15/2015	3,825	3,930
Comcast Corp.	5.850%	11/15/2015	2,300	2,275
Comcast Corp.	5.900%	3/15/2016	7,325	7,239
Comcast Corp.	4.950%	6/15/2016	2,175	2,030
Comcast Corp.	6.500%	1/15/2017	1,575	1,607
Comcast Corp.	6.300%	11/15/2017	5,625	5,698
Comcast Corp.	5.875%	2/15/2018	5,375	5,244
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,873
Cox Communications, Inc.	5.450%	12/15/2014	6,725	6,684
Cox Communications, Inc.	5.500%	10/1/2015	1,250	1,244
Deutsche Telekom International Finance	5.250%	7/22/2013	8,300	8,304
Deutsche Telekom International Finance	5.750%	3/23/2016	2,725	2,701
Embarq Corp.	7.082%	6/1/2016	12,675	11,965
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	2,500	2,475
News America Holdings, Inc.	9.250%	2/1/2013	1,325	1,560
News America Inc.	5.300%	12/15/2014	8,350	8,318
Nextel Communications	6.875%	10/31/2013	6,000	4,753
Nextel Communications	5.950%	3/15/2014	6,300	4,672
Nextel Communications	7.375%	8/1/2015	10,150	7,828
Omnicom Group Inc.	5.900%	4/15/2016	6,400	6,249
Qwest Communications International Inc.	7.500%	10/1/2014	3,475	3,406
Qwest Communications International Inc.	6.500%	6/1/2017	3,125	2,820
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	2,550	2,304
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	2,365	2,147
R.R. Donnelley & Sons Co.	6.125%	1/15/2017	1,750	1,631
Rogers Cable Inc.	5.500%	3/15/2014	5,000	4,713
Rogers Wireless Inc.	6.375%	3/1/2014	8,000	7,920
Sprint Nextel Corp.	6.000%	12/1/2016	7,675	5,979
TCI Communications, Inc.	8.750%	8/1/2015	3,895	4,453
Telecom Italia Capital	5.250%	11/15/2013	2,875	2,699
Telecom Italia Capital	4.950%	9/30/2014	13,225	12,214
Telecom Italia Capital	5.250%	10/1/2015	3,600	3,207
Tele-Communications, Inc.	7.875%	8/1/2013	5,401	6,034
Telefonica Emisiones SAU	6.421%	6/20/2016	13,425	13,805
Telefonos de Mexico SA	5.500%	1/27/2015	6,050	5,952
Thomson Corp.	5.700%	10/1/2014	5,550	5,492
Time Warner Cable Inc.	5.850%	5/1/2017	11,475	10,970
Verizon Communications Corp.	5.550%	2/15/2016	12,150	12,051
Verizon Communications Corp.	5.500%	2/15/2018	5,000	4,881
Verizon Global Funding Corp.	4.900%	9/15/2015	2,000	1,989
Verizon Virginia, Inc.	4.625%	3/15/2013	4,300	4,186
Vodafone Group PLC	5.000%	12/16/2013	900	893
Vodafone Group PLC	5.375%	1/30/2015	8,475	8,284
Vodafone Group PLC	5.000%	9/15/2015	1,250	1,194
Vodafone Group PLC	5.750%	3/15/2016	5,350	5,323
Vodafone Group PLC	5.625%	2/27/2017	3,000	2,932
WPP Finance USA Corp.	5.875%	6/15/2014	2,150	2,144
Consumer Cyclical (2.4%)
Brinker International	5.750%	6/1/2014	1,700	1,728
Costco Wholesale Corp.	5.500%	3/15/2017	7,250	7,452
CVS Corp.	4.875%	9/15/2014	1,675	1,653
CVS Corp.	6.125%	8/15/2016	2,600	2,711
CVS Corp.	5.750%	6/1/2017	7,575	7,667
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	13,125	13,824
Darden Restaurants Inc.	6.200%	10/15/2017	3,700	3,615
Federated Retail Holding	5.900%	12/1/2016	8,800	7,721
Home Depot Inc.	5.250%	12/16/2013	4,450	4,364
Home Depot Inc.	5.400%	3/1/2016	12,300	11,381
ITT Corp.	7.375%	11/15/2015	3,600	3,511
J.C. Penney Co., Inc.	7.950%	4/1/2017	1,650	1,728
J.C. Penney Co., Inc.	5.750%	2/15/2018	2,650	2,438
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	999
Johnson Controls, Inc.	5.500%	1/15/2016	3,000	3,028
Kohl's Corp.	6.250%	12/15/2017	1,500	1,423
Limited Brands Inc.	5.250%	11/1/2014	3,100	2,631
Limited Brands Inc.	6.900%	7/15/2017	2,000	1,787
Lowe's Cos., Inc.	5.000%	10/15/2015	4,275	4,270
Lowe's Cos., Inc.	5.400%	10/15/2016	3,525	3,542
Lowe's Cos., Inc.	6.100%	9/15/2017	600	627
Marriott International	6.200%	6/15/2016	2,600	2,527
Marriott International	6.375%	6/15/2017	2,450	2,396
May Department Stores Co.	5.750%	7/15/2014	3,600	3,342
McDonald's Corp.	5.300%	3/15/2017	750	766
McDonald's Corp.	5.800%	10/15/2017	3,950	4,136
McDonald's Corp.	5.350%	3/1/2018	4,775	4,834
MDC Holdings Inc.	5.500%	5/15/2013	3,625	3,460
Nordstrom, Inc.	6.250%	1/15/2018	1,800	1,789
Target Corp.	5.125%	1/15/2013	3,450	3,536
Target Corp.	4.000%	6/15/2013	2,570	2,519
Target Corp.	5.875%	7/15/2016	6,600	6,693
Target Corp.	5.375%	5/1/2017	550	546
Target Corp.	6.000%	1/15/2018	3,600	3,672
The Walt Disney Co.	5.625%	9/15/2016	7,700	8,051
The Walt Disney Co.	6.000%	7/17/2017	2,025	2,185
Time Warner, Inc.	5.875%	11/15/2016	8,100	7,688
Toll Brothers, Inc.	5.950%	9/15/2013	1,000	966
Toll Brothers, Inc.	5.150%	5/15/2015	2,150	1,938
VF Corp.	5.950%	11/1/2017	1,125	1,127
Viacom Inc.	6.250%	4/30/2016	6,800	6,604
Viacom Inc.	6.125%	10/5/2017	50	49
Wal-Mart Stores, Inc.	4.550%	5/1/2013	3,750	3,853
Wal-Mart Stores, Inc.	7.250%	6/1/2013	2,300	2,635
Wal-Mart Stores, Inc.	4.500%	7/1/2015	7,025	6,953
Wal-Mart Stores, Inc.	5.375%	4/5/2017	4,900	5,043
Wal-Mart Stores, Inc.	5.800%	2/15/2018	5,200	5,435
Western Union Co.	5.930%	10/1/2016	3,800	3,780
Wyndham Worldwide	6.000%	12/1/2016	1,900	1,732
Yum! Brands, Inc.	6.250%	4/15/2016	2,525	2,552
Yum! Brands, Inc.	6.250%	3/15/2018	1,350	1,353
Consumer Noncyclical (4.1%)
Abbott Laboratories	4.350%	3/15/2014	4,350	4,343
Abbott Laboratories	5.875%	5/15/2016	8,500	9,021
Abbott Laboratories	5.600%	11/30/2017	5,000	5,216
Allergan Inc.	5.750%	4/1/2016	3,300	3,392
AmerisourceBergen Corp.	5.875%	9/15/2015	4,425	4,385
Amgen Inc.	4.850%	11/18/2014	4,125	4,041
Amgen Inc.	5.850%	6/1/2017	5,450	5,386
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	4,100	4,296
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	3,900	4,040
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,375	1,683
Archer-Daniels-Midland Co.	5.450%	3/15/2018	3,475	3,512
AstraZeneca PLC	5.400%	6/1/2014	3,050	3,188
AstraZeneca PLC	5.900%	9/15/2017	10,625	11,249
Baxter International, Inc.	4.625%	3/15/2015	3,150	3,091
Baxter International, Inc.	5.900%	9/1/2016	2,600	2,739
Biogen Idec Inc.	6.000%	3/1/2013	2,700	2,751
Biogen Idec Inc.	6.875%	3/1/2018	2,950	3,013
Bottling Group LLC	5.000%	11/15/2013	1,500	1,569
Bottling Group LLC	5.500%	4/1/2016	6,050	6,317
Bristol-Myers Squibb Co.	5.250%	8/15/2013	2,775	2,939
Bunge Ltd. Finance Corp.	5.350%	4/15/2014	2,900	2,852
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,925	1,848
Cardinal Health, Inc.	4.000%	6/15/2015	2,200	2,016
Cardinal Health, Inc.	5.800%	10/15/2016	1,250	1,252
Cardinal Health, Inc.	6.000%	6/15/2017	900	917
Cardinal Health, Inc.	5.850%	12/15/2017	1,900	1,911
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	2,800	3,273
Clorox Co.	5.000%	1/15/2015	3,700	3,550
Coca-Cola Co.	5.350%	11/15/2017	8,200	8,538
Coca-Cola HBC Finance	5.125%	9/17/2013	2,400	2,512
ConAgra Foods, Inc.	5.819%	6/15/2017	1,500	1,520
3 Covidien International	6.000%	10/15/2017	5,625	5,757
Delhaize America Inc.	6.500%	6/15/2017	2,800	2,908
Diageo Capital PLC	5.500%	9/30/2016	6,300	6,395
Diageo Capital PLC	5.750%	10/23/2017	4,800	4,885
Diageo Finance BV	5.300%	10/28/2015	2,675	2,725
Eli Lilly & Co.	5.200%	3/15/2017	4,925	5,042
Fisher Scientific International Inc.	6.125%	7/1/2015	4,000	3,980
Fortune Brands Inc.	5.375%	1/15/2016	8,275	7,771
Genentech Inc.	4.750%	7/15/2015	2,900	2,939
General Mills, Inc.	5.200%	3/17/2015	1,100	1,116
General Mills, Inc.	5.700%	2/15/2017	6,950	6,984
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	8,075	8,086
Hasbro Inc.	6.300%	9/15/2017	2,175	2,276
Hershey Foods Corp.	5.450%	9/1/2016	2,100	2,131
Hospira, Inc.	5.900%	6/15/2014	675	695
Hospira, Inc.	6.050%	3/30/2017	2,000	2,052
Johnson & Johnson	3.800%	5/15/2013	3,000	3,087
Johnson & Johnson	5.550%	8/15/2017	4,600	5,003
Kimberly-Clark Corp.	4.875%	8/15/2015	1,025	1,032
Kimberly-Clark Corp.	6.125%	8/1/2017	7,000	7,620
Kraft Foods, Inc.	5.250%	10/1/2013	7,250	7,306
Kraft Foods, Inc.	6.500%	8/11/2017	10,200	10,466
Kraft Foods, Inc.	6.125%	2/1/2018	5,750	5,760
Kroger Co.	5.000%	4/15/2013	800	805
Kroger Co.	4.950%	1/15/2015	6,825	6,485
Kroger Co.	6.400%	8/15/2017	1,950	2,051
Laboratory Corp. of America	5.500%	2/1/2013	2,500	2,542
Laboratory Corp. of America	5.625%	12/15/2015	1,250	1,240
Mckesson Corp.	5.250%	3/1/2013	3,825	3,979
Mckesson Corp.	5.700%	3/1/2017	1,000	988
Medco Health Solutions	7.250%	8/15/2013	3,500	3,708
Medco Health Solutions	7.125%	3/15/2018	4,100	4,247
Medtronic Inc.	4.750%	9/15/2015	3,200	3,122
Merck & Co.	4.750%	3/1/2015	3,475	3,524
PepsiAmericas Inc.	4.875%	1/15/2015	2,875	2,864
PepsiAmericas Inc.	5.000%	5/15/2017	750	724
Pfizer, Inc.	4.500%	2/15/2014	3,375	3,482
Procter & Gamble Co.	4.950%	8/15/2014	10,025	10,464
Quest Diagnostic, Inc.	5.450%	11/1/2015	3,200	3,098
Quest Diagnostic, Inc.	6.400%	7/1/2017	1,325	1,353
Reynolds American Inc.	7.250%	6/1/2013	5,000	5,400
Reynolds American Inc.	7.625%	6/1/2016	1,000	1,055
Reynolds American Inc.	6.750%	6/15/2017	5,000	5,100
Safeway, Inc.	6.350%	8/15/2017	1,875	1,986
Schering-Plough Corp.	5.550%	12/1/2013	5,750	5,942
Schering-Plough Corp.	6.000%	9/15/2017	5,825	5,884
Sysco Corp.	5.250%	2/12/2018	2,500	2,544
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	2,225	2,278
Tyson Foods, Inc.	6.850%	4/1/2016	2,950	2,894
UST, Inc.	5.750%	3/1/2018	975	984
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	3,350	3,381
Wyeth	5.500%	2/1/2014	7,175	7,446
Wyeth	5.500%	2/15/2016	1,325	1,351
Wyeth	5.450%	4/1/2017	1,250	1,272
Energy (1.6%)
Anadarko Petroleum Corp.	5.950%	9/15/2016	11,725	12,135
Apache Corp.	5.250%	4/15/2013	1,825	1,903
Apache Corp.	5.625%	1/15/2017	3,625	3,782
Canadian Natural Resources	4.900%	12/1/2014	2,950	2,925
Canadian Natural Resources	6.000%	8/15/2016	3,350	3,454
Canadian Natural Resources	5.700%	5/15/2017	5,500	5,563
ConocoPhillips Canada	5.625%	10/15/2016	9,825	10,325
Diamond Offshore Drilling	4.875%	7/1/2015	2,050	2,013
Encana Corp.	4.750%	10/15/2013	1,125	1,094
Encana Corp.	5.900%	12/1/2017	4,225	4,316
Encana Holdings Finance Corp.	5.800%	5/1/2014	7,625	7,995
EOG Resources Inc.	5.875%	9/15/2017	3,300	3,490
Marathon Oil Corp.	6.000%	10/1/2017	5,325	5,391
Marathon Oil Corp.	5.900%	3/15/2018	4,175	4,204
3 Nabors Industries Inc.	6.150%	2/15/2018	2,200	2,251
Nexen, Inc.	5.050%	11/20/2013	3,000	3,019
Nexen, Inc.	5.650%	5/15/2017	1,850	1,835
Petro-Canada	4.000%	7/15/2013	1,800	1,764
Petro-Canada Financial Partnership	5.000%	11/15/2014	3,375	3,341
Questar Market Resources	6.050%	9/1/2016	600	625
Shell International Finance	5.200%	3/22/2017	2,775	2,932
Sunoco, Inc.	4.875%	10/15/2014	950	931
Sunoco, Inc.	5.750%	1/15/2017	2,075	2,067
Talisman Energy, Inc.	5.125%	5/15/2015	2,150	2,142
Transocean Inc.	6.000%	3/15/2018	2,250	2,310
Valero Energy Corp.	4.750%	6/15/2013	4,500	4,470
Valero Energy Corp.	6.125%	6/15/2017	4,000	4,029
Weatherford International Inc.	5.500%	2/15/2016	3,000	2,959
Weatherford International Inc.	6.350%	6/15/2017	2,300	2,378
Weatherford International Inc.	6.000%	3/15/2018	2,575	2,551
XTO Energy, Inc.	6.250%	4/15/2013	3,775	4,079
XTO Energy, Inc.	4.900%	2/1/2014	2,750	2,719
XTO Energy, Inc.	5.000%	1/31/2015	400	395
XTO Energy, Inc.	5.300%	6/30/2015	1,625	1,626
XTO Energy, Inc.	6.250%	8/1/2017	6,125	6,498
Technology (1.4%)
Agilent Technologies Inc.	6.500%	11/1/2017	3,325	3,389
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,067
Avnet Inc.	6.625%	9/15/2016	3,000	3,038
Cisco Systems Inc.	5.500%	2/22/2016	15,875	16,336
Computer Sciences Corp.	5.000%	2/15/2013	600	591
3 Computer Sciences Corp.	5.500%	3/15/2013	2,400	2,411
3 Computer Sciences Corp.	6.500%	3/15/2018	100	102
Electronic Data Systems	6.500%	8/1/2013	4,075	4,059
Equifax Inc.	6.300%	7/1/2017	650	644
Fiserv, Inc.	6.800%	11/20/2017	3,150	3,260
Harris Corp.	5.000%	10/1/2015	1,425	1,396
Harris Corp.	5.950%	12/1/2017	775	793
Hewlett-Packard Co.	5.400%	3/1/2017	2,750	2,821
Hewlett-Packard Co.	5.500%	3/1/2018	3,100	3,184
International Business Machines Corp.	7.500%	6/15/2013	6,600	7,582
International Business Machines Corp.	5.700%	9/14/2017	11,575	12,180
Intuit Inc.	5.750%	3/15/2017	2,025	1,980
Motorola, Inc.	6.000%	11/15/2017	725	621
National Semiconductor	6.600%	6/15/2017	2,325	2,342
Oracle Corp.	5.250%	1/15/2016	11,650	11,695
Philips Electronics NV	5.750%	3/11/2018	5,175	5,274
Pitney Bowes, Inc.	3.875%	6/15/2013	1,500	1,478
Pitney Bowes, Inc.	4.875%	8/15/2014	2,025	1,996
Pitney Bowes, Inc.	5.000%	3/15/2015	3,825	3,786
Pitney Bowes, Inc.	4.750%	1/15/2016	2,550	2,473
Pitney Bowes, Inc.	5.750%	9/15/2017	1,000	1,016
3 Tyco Electronics Group	6.550%	10/1/2017	4,025	4,250
Xerox Corp.	7.625%	6/15/2013	2,275	2,358
Xerox Corp.	6.400%	3/15/2016	5,700	5,879
Xerox Corp.	6.750%	2/1/2017	1,850	1,940
Transportation (0.6%)
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	7,750	7,734
Burlington Northern Santa Fe Corp.	5.750%	3/15/2018	900	905
Canadian National Railway Co.	4.400%	3/15/2013	2,000	2,009
Canadian National Railway Co.	5.800%	6/1/2016	1,950	2,031
Canadian National Railway Co.	5.850%	11/15/2017	500	533
Continental Airlines, Inc.	6.563%	2/15/2012	500	493
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,043	1,027
2 Continental Airlines, Inc.	6.900%	1/2/2018	1,579	1,543
CSX Corp.	6.250%	4/1/2015	4,000	4,073
CSX Corp.	5.600%	5/1/2017	3,850	3,697
Norfolk Southern Corp.	5.257%	9/17/2014	3,095	3,070
Norfolk Southern Corp.	7.700%	5/15/2017	2,400	2,812
Ryder System Inc.	5.850%	3/1/2014	1,350	1,346
Ryder System Inc.	5.850%	11/1/2016	1,000	971
Southwest Airlines Co.	5.250%	10/1/2014	2,000	1,938
Southwest Airlines Co.	5.750%	12/15/2016	1,300	1,274
Southwest Airlines Co.	5.125%	3/1/2017	650	604
Union Pacific Corp.	5.375%	5/1/2014	2,000	2,035
Union Pacific Corp.	7.000%	2/1/2016	550	584
Union Pacific Corp.	5.650%	5/1/2017	3,300	3,312
Union Pacific Corp.	5.750%	11/15/2017	4,000	4,062
2 United Air Lines Inc.	6.636%	7/2/2022	1,994	1,857
United Parcel Service of America	5.500%	1/15/2018	1,600	1,688
Other (0.1%)
Black & Decker Corp.	5.750%	11/15/2016	1,925	1,908
Cintas Corp.	6.125%	12/1/2017	1,300	1,340
Cooper Industries, Inc.	5.450%	4/1/2015	1,375	1,392
Danaher Corp.	5.625%	1/15/2018	1,200	1,246
Dover Corp.	4.875%	10/15/2015	2,400	2,370
Dover Corp.	5.450%	3/15/2018	900	910
Rockwell Automation	5.650%	12/1/2017	1,550	1,634

				1,337,952

Utilities (3.7%)
Electric (2.5%)
Alabama Power Co.	5.500%	10/15/2017	2,100	2,158
American Electric Power Co., Inc.	5.250%	6/1/2015	1,850	1,835
3 American Water Capital Corp.	6.085%	10/15/2017	3,025	3,164
Arizona Public Service Co.	5.800%	6/30/2014	500	490
Arizona Public Service Co.	4.650%	5/15/2015	3,825	3,461
Baltimore Gas & Electric Co.	5.900%	10/1/2016	2,250	2,231
Carolina Power & Light Co.	5.125%	9/15/2013	6,920	7,292
Carolina Power & Light Co.	5.250%	12/15/2015	3,000	3,061
CenterPoint Energy Houston	5.700%	3/15/2013	4,000	4,229
CenterPoint Energy Houston	5.750%	1/15/2014	500	527
Cleveland Electric Illumination Co.	5.650%	12/15/2013	500	508
Cleveland Electric Illumination Co.	7.880%	11/1/2017	250	279
Commonwealth Edison Co.	4.700%	4/15/2015	700	667
Commonwealth Edison Co.	5.950%	8/15/2016	2,625	2,637
Commonwealth Edison Co.	6.150%	9/15/2017	1,400	1,432
Commonwealth Edison Co.	5.800%	3/15/2018	2,850	2,833
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,850	1,890
Constellation Energy Group, Inc.	4.550%	6/15/2015	3,750	3,399
Consumers Energy Co.	5.375%	4/15/2013	2,500	2,582
Consumers Energy Co.	5.500%	8/15/2016	3,425	3,407
Dayton Power & Light	5.125%	10/1/2013	1,875	1,961
Dominion Resources, Inc.	5.000%	3/15/2013	1,500	1,540
Dominion Resources, Inc.	5.150%	7/15/2015	7,925	7,817
Dominion Resources, Inc.	6.000%	11/30/2017	1,575	1,658
2 Dominion Resources, Inc.	7.500%	6/30/2066	500	460
Duke Energy Carolinas LLC	5.250%	1/15/2018	3,000	3,062
Empresa Nacional Electric	8.350%	8/1/2013	2,125	2,438
Enersis SA	7.375%	1/15/2014	3,500	3,833
Exelon Corp.	4.900%	6/15/2015	3,425	3,308
Exelon Generation Co. LLC	5.350%	1/15/2014	1,000	970
Exelon Generation Co. LLC	6.200%	10/1/2017	3,500	3,503
Florida Power & Light Co.	5.550%	11/1/2017	3,700	3,926
Florida Power Corp.	4.800%	3/1/2013	3,000	3,090
2 FPL Group Capital, Inc.	6.350%	10/1/2066	1,825	1,677
2 FPL Group Capital, Inc.	6.650%	6/15/2067	1,700	1,607
2 FPL Group Capital, Inc.	7.300%	9/1/2067	1,000	979
Georgia Power Co.	5.700%	6/1/2017	5,000	5,225
3 Illinois Power	6.125%	11/15/2017	3,100	3,144
Jersey Central Power & Light	5.625%	5/1/2016	5,675	5,747
Jersey Central Power & Light	5.650%	6/1/2017	5,475	5,561
Metropolitan Edison	4.875%	4/1/2014	1,000	990
MidAmerican Energy Co.	5.950%	7/15/2017	925	969
MidAmerican Energy Co.	5.300%	3/15/2018	1,425	1,422
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	600	587
3 MidAmerican Energy Holdings Co.	5.750%	4/1/2018	1,525	1,533
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,000	2,012
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	5,050	5,112
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	1,500	1,502
NiSource Finance Corp.	6.150%	3/1/2013	2,500	2,625
NiSource Finance Corp.	5.400%	7/15/2014	1,025	986
NiSource Finance Corp.	6.400%	3/15/2018	1,450	1,433
Northern States Power Co.	5.250%	3/1/2018	4,600	4,679
NStar Electric Co.	4.875%	4/15/2014	2,350	2,374
NStar Electric Co.	5.625%	11/15/2017	625	663
Ohio Edison	6.400%	7/15/2016	1,200	1,252
Ohio Power Co.	5.500%	2/15/2013	2,000	2,065
Ohio Power Co.	6.000%	6/1/2016	2,425	2,515
Oncor Electric Delivery Co.	6.375%	1/15/2015	3,025	3,016
Pacific Gas & Electric Co.	4.800%	3/1/2014	9,100	9,222
Pacific Gas & Electric Co.	5.625%	11/30/2017	1,950	2,001
PECO Energy Co.	5.350%	3/1/2018	2,475	2,517
Pennsylvania Electric Co.	6.050%	9/1/2017	800	798
PPL Energy Supply LLC	6.200%	5/15/2016	7,900	7,960
PSE&G Power LLC	5.500%	12/1/2015	5,250	5,192
PSI Energy Inc.	5.000%	9/15/2013	1,125	1,130
PSI Energy Inc.	6.050%	6/15/2016	1,500	1,551
Public Service Co. of Colorado	5.500%	4/1/2014	1,000	1,049
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,144
Sierra Pacific Power Co.	6.000%	5/15/2016	2,400	2,370
Southern California Edison Co.	5.000%	1/15/2014	2,000	2,058
Southern California Edison Co.	4.650%	4/1/2015	2,625	2,636
Southern California Edison Co.	5.000%	1/15/2016	925	941
Southern Power Co.	4.875%	7/15/2015	1,125	1,094
Southwestern Electric Power	5.550%	1/15/2017	1,500	1,485
Transalta Corp.	6.750%	7/15/2012	125	132
Union Electric Co.	5.400%	2/1/2016	300	299
Virginia Electric & Power Co.	5.400%	1/15/2016	4,450	4,498
2 Wisconsin Energy Corp.	6.250%	5/15/2067	5,275	4,819
Natural Gas (1.2%)
Atmos Energy Corp.	4.950%	10/15/2014	3,400	3,270
Boardwalk Pipelines LLC	5.500%	2/1/2017	3,725	3,483
Buckeye Partners LP	6.050%	1/15/2018	4,550	4,600
CenterPoint Energy Resources	7.875%	4/1/2013	4,250	4,725
CenterPoint Energy Resources	6.150%	5/1/2016	1,350	1,384
Consolidated Natural Gas	5.000%	12/1/2014	3,125	3,146
Duke Capital Corp.	5.500%	3/1/2014	1,000	979
Duke Capital Corp.	5.668%	8/15/2014	1,000	986
El Paso Natural Gas Co.	5.950%	4/15/2017	1,700	1,697
3 Enbridge Energy Partners	6.500%	4/15/2018	3,075	3,059
Enbridge Inc.	5.600%	4/1/2017	4,050	4,005
Energy Transfer Partners LP	5.950%	2/1/2015	5,250	5,110
Energy Transfer Partners LP	6.125%	2/15/2017	850	833
Enterprise Products Operating LP	5.600%	10/15/2014	4,750	4,755
Enterprise Products Operating LP	6.300%	9/15/2017	2,525	2,612
Equitable Resources Inc.	6.500%	4/1/2018	3,800	3,806
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	2,200	2,187
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	5,850	5,720
Kinder Morgan Energy Partners LP	6.000%	2/1/2017	1,000	1,005
Kinder Morgan Energy Partners LP	5.950%	2/15/2018	250	254
Magellan Midstream Partners, LP	5.650%	10/15/2016	650	652
National Grid PLC	6.300%	8/1/2016	4,275	4,395
ONEOK Inc.	5.200%	6/15/2015	3,100	3,058
ONEOK Partners, LP	6.150%	10/1/2016	5,125	5,234
Panhandle Eastern Pipeline	6.200%	11/1/2017	2,000	1,954
Plains All American Pipeline LP	6.125%	1/15/2017	2,500	2,538
San Diego Gas & Electric	5.300%	11/15/2015	300	306
3 Southern Natural Gas	5.900%	4/1/2017	6,525	6,512
Teppco Partners, LP	5.900%	4/15/2013	1,150	1,159
Teppco Partners, LP	6.650%	4/15/2018	550	553
Texas Gas Transmission	4.600%	6/1/2015	500	469
Trans-Canada Pipelines	4.000%	6/15/2013	3,000	2,942
2 Trans-Canada Pipelines	6.350%	5/15/2067	5,675	4,959
Valero Logistics	6.050%	3/15/2013	2,000	2,059

				293,625

Total Corporate Bonds
(Cost $3,232,798)				3,189,775

Sovereign Bonds (U.S. Dollar-Denominated) (6.2%)

Asian Development Bank	6.640%	5/27/2014	521	587
Asian Development Bank	5.500%	6/27/2016	6,900	7,713
Asian Development Bank	5.250%	6/12/2017	2,300	2,547
China Development Bank	4.750%	10/8/2014	2,700	2,714
China Development Bank	5.000%	10/15/2015	3,450	3,487
Corp. Andina de Fomento	5.200%	5/21/2013	3,500	3,486
Corp. Andina de Fomento	5.750%	1/12/2017	3,950	3,772
Development Bank of Japan	4.250%	6/9/2015	2,325	2,408
Development Bank of Japan	5.125%	2/1/2017	1,700	1,848
Eksportfinans	5.500%	5/25/2016	3,125	3,428
Eksportfinans	5.500%	6/26/2017	4,600	5,028
European Bank for Reconstruction & Development	5.000%	5/19/2014	3,400	3,673
European Investment Bank	3.250%	5/15/2013	8,875	9,091
European Investment Bank	4.625%	5/15/2014	12,350	12,950
European Investment Bank	4.875%	2/16/2016	9,250	9,870
European Investment Bank	5.125%	9/13/2016	14,550	15,845
European Investment Bank	4.875%	1/17/2017	20,975	22,518
European Investment Bank	5.125%	5/30/2017	12,600	13,801
Export-Import Bank of Korea	5.125%	3/16/2015	4,800	4,636
Inter-American Development Bank	4.500%	9/15/2014	3,000	3,144
Inter-American Development Bank	4.250%	9/14/2015	9,420	9,724
Inter-American Development Bank	5.125%	9/13/2016	6,700	7,357
International Bank for Reconstruction & Development	3.625%	5/21/2013	2,500	2,609
International Bank for Reconstruction & Development	5.000%	4/1/2016	7,375	7,950
Japan Finance Corp.	4.625%	4/21/2015	5,600	5,838
Japan Finance Corp.	5.000%	5/16/2017	3,800	4,088
Korea Development Bank	5.750%	9/10/2013	6,675	6,953
Korea Electric Power	7.750%	4/1/2013	2,300	2,638
Kreditanstalt fur Wiederaufbau	3.250%	3/15/2013	14,000	14,213
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	6,475	6,680
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	30,975	33,506
Landwirtschaftliche Rentenbank	3.250%	3/15/2013	2,100	2,128
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	6,525	7,017
Landwirtschaftliche Rentenbank	5.125%	2/1/2017	7,500	8,135
^ Nordic Investment Bank	5.000%	2/1/2017	3,000	3,226
Oesterreichische Kontrollbank	4.500%	3/9/2015	2,600	2,787
Oesterreichische Kontrollbank	4.875%	2/16/2016	5,000	5,311
Oesterreichische Kontrollbank	5.000%	4/25/2017	2,750	2,997
Ontario Hydro Electric	7.450%	3/31/2013	3,000	3,485
Pemex Project Funding Master Trust	7.375%	12/15/2014	2,500	2,838
People's Republic of China	4.750%	10/29/2013	5,000	5,138
Petrobras International Finance	6.125%	10/6/2016	8,475	8,501
Province of Manitoba	7.500%	2/22/2010	1,000	1,082
Province of Manitoba	4.900%	12/6/2016	500	535
Province of Ontario	4.750%	1/19/2016	16,725	17,616
Province of Ontario	5.450%	4/27/2016	7,100	7,830
Province of Quebec	4.875%	5/5/2014	5,500	6,032
Province of Quebec	4.600%	5/26/2015	4,800	4,942
Province of Quebec	5.000%	3/1/2016	2,000	2,118
Province of Quebec	5.125%	11/14/2016	10,975	11,769
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,171
Quebec Hydro Electric	7.500%	4/1/2016	2,500	3,022
Republic of Hungary	4.750%	2/3/2015	7,350	7,539
Republic of Italy	4.500%	1/21/2015	3,650	3,801
Republic of Italy	4.750%	1/25/2016	17,575	18,538
Republic of Italy	5.250%	9/20/2016	26,500	28,983
Republic of Italy	5.375%	6/12/2017	7,000	7,775
Republic of Korea	4.250%	6/1/2013	10,725	10,880
Republic of Korea	4.875%	9/22/2014	250	256
Republic of Poland	5.250%	1/15/2014	4,700	4,947
Republic of Poland	5.000%	10/19/2015	4,500	4,708
Republic of South Africa	6.500%	6/2/2014	5,725	5,996
State of Israel	4.625%	6/15/2013	3,550	3,636
State of Israel	5.125%	3/1/2014	2,000	2,102
State of Israel	5.500%	11/9/2016	4,025	4,314
Swedish Export Credit Corp.	5.125%	3/1/2017	3,000	3,207
United Mexican States	5.875%	1/15/2014	9,325	9,978
United Mexican States	6.625%	3/3/2015	14,200	15,869
United Mexican States	11.375%	9/15/2016	1,725	2,501
United Mexican States	5.625%	1/15/2017	14,400	15,120

Total Sovereign Bonds
(Cost $463,576)				491,932

Taxable Municipal Bond (0.0%)

Wisconsin Public Service Rev.
(Cost $1,347)	4.800%	5/1/2013	1,350	1,404

			Shares

Temporary Cash Investment (1.2%)

4 Vanguard Market Liquidity Fund
(Cost $95,264)	2.800%		95,263,677	95,264

Total Investments (99.4%)
(Cost $7,640,765)				7,904,011

Other Assets and Liabilities-Net (0.6%)				44,055

Net Assets (100%)				7,948,066

^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $54,019,000, representing 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT — Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $7,640,765,000. Net unrealized appreciation of investment securities for tax purposes was $263,246,000, consisting of unrealized gains of $345,988,000 on securities that had risen in value since their purchase and $82,742,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	95,264

Level 2- Other Significant Observable Inputs	7,808,747

Level 3- Significant Unobservable Inputs	-

Total	7,904,011

Vanguard Long-Term Bond Index Fund
Schedule of Investments
March 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (49.3%)

U.S. Government Securities (42.5%)
U.S. Treasury Bond	9.250%	2/15/2016	4,500	6,419
U.S. Treasury Bond	7.250%	5/15/2016	2,200	2,828
U.S. Treasury Bond	8.750%	5/15/2017	22,440	31,626
U.S. Treasury Bond	8.875%	8/15/2017	4,620	6,581
U.S. Treasury Bond	4.250%	11/15/2017	2,875	3,067
U.S. Treasury Bond	9.125%	5/15/2018	10,460	15,314
U.S. Treasury Bond	8.875%	2/15/2019	20,515	29,820
U.S. Treasury Bond	8.500%	2/15/2020	10	14
U.S. Treasury Bond	8.750%	5/15/2020	28,730	42,076
U.S. Treasury Bond	8.750%	8/15/2020	61,650	90,539
U.S. Treasury Bond	7.875%	2/15/2021	39,280	54,464
U.S. Treasury Bond	8.125%	5/15/2021	15	21
U.S. Treasury Bond	8.125%	8/15/2021	57,610	81,815
U.S. Treasury Bond	8.000%	11/15/2021	83,020	117,058
U.S. Treasury Bond	7.250%	8/15/2022	12,870	17,200
U.S. Treasury Bond	7.625%	11/15/2022	36,745	50,731
U.S. Treasury Bond	7.125%	2/15/2023	52,015	68,944
U.S. Treasury Bond	6.250%	8/15/2023	4,225	5,203
U.S. Treasury Bond	7.500%	11/15/2024	50	70
U.S. Treasury Bond	7.625%	2/15/2025	29,350	41,310
U.S. Treasury Bond	6.875%	8/15/2025	47,775	63,003
U.S. Treasury Bond	6.000%	2/15/2026	29,525	35,753
U.S. Treasury Bond	6.750%	8/15/2026	55,390	72,639
U.S. Treasury Bond	6.500%	11/15/2026	800	1,026
U.S. Treasury Bond	6.625%	2/15/2027	48,330	62,867
U.S. Treasury Bond	6.375%	8/15/2027	36,280	46,149
U.S. Treasury Bond	6.125%	11/15/2027	12,250	15,203
U.S. Treasury Bond	5.500%	8/15/2028	11,180	12,957
U.S. Treasury Bond	5.250%	11/15/2028	670	753
U.S. Treasury Bond	5.250%	2/15/2029	800	902
U.S. Treasury Bond	6.125%	8/15/2029	1,780	2,228
U.S. Treasury Bond	6.250%	5/15/2030	430	549
U.S. Treasury Bond	5.375%	2/15/2031	61,445	71,027
U.S. Treasury Bond	4.500%	2/15/2036	114,930	118,665
U.S. Treasury Bond	4.750%	2/15/2037	24,750	26,602
U.S. Treasury Note	3.250%	1/15/2009	800	811
U.S. Treasury Note	4.500%	2/15/2009	7,900	8,096
U.S. Treasury Note	4.750%	2/28/2009	1,425	1,466
U.S. Treasury Note	6.500%	2/15/2010	8,300	9,043
U.S. Treasury Note	4.125%	5/15/2015	175	189

				1,215,028

Agency Bonds and Notes (6.8%)
1 Federal Home Loan Bank	5.375%	5/15/2019	7,250	7,894
1 Federal Home Loan Bank	5.125%	8/15/2019	500	534
1 Federal Home Loan Bank	5.250%	12/11/2020	6,000	6,432
1 Federal Home Loan Bank	5.625%	6/11/2021	2,500	2,762
1 Federal Home Loan Bank	5.625%	3/14/2036	1,000	1,097
1 Federal Home Loan Bank	5.500%	7/15/2036	6,300	6,879
1 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	6,000	6,630
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	7,150	6,954
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	7,700	9,560
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	10,800	13,543
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	8,175	9,750
1 Federal National Mortgage Assn.	5.000%	4/15/2015	10,000	10,797
1 Federal National Mortgage Assn.	0.000%	10/9/2019	8,300	5,039
1 Federal National Mortgage Assn.	6.250%	5/15/2029	9,450	11,123
1 Federal National Mortgage Assn.	7.125%	1/15/2030	13,475	17,492
1 Federal National Mortgage Assn.	7.250%	5/15/2030	15,435	20,311
1 Federal National Mortgage Assn.	6.625%	11/15/2030	15,100	18,671
1 Federal National Mortgage Assn.	5.625%	7/15/2037	2,325	2,572
1 Federal National Mortgage Assn.	6.210%	8/6/2038	1,000	1,187
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	1,375	1,526
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	5,325	5,915
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	2,900	3,227
1 Tennessee Valley Auth.	4.500%	4/1/2018	2,475	2,523
1 Tennessee Valley Auth.	6.750%	11/1/2025	4,500	5,603
1 Tennessee Valley Auth.	7.125%	5/1/2030	3,250	4,180
1 Tennessee Valley Auth.	4.650%	6/15/2035	2,825	2,688
1 Tennessee Valley Auth.	5.880%	4/1/2036	1,000	1,136
1 Tennessee Valley Auth.	6.150%	1/15/2038	2,450	2,881
1 Tennessee Valley Auth.	4.875%	1/15/2048	2,500	2,444
1 Tennessee Valley Auth.	5.375%	4/1/2056	1,850	2,002

				193,352

Total U.S. Government and Agency Obligations
(Cost $1,300,357)				1,408,380

Corporate Bonds (43.9%)

Asset-Backed Securities (0.0%)
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	450	505
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	2,500	2,770

				3,275

Finance (11.5%)
Banking (5.1%)
Abbey National PLC	7.950%	10/26/2029	3,925	4,251
ABN AMRO Bank NV	4.650%	6/4/2018	2,250	2,033
Associates Corp. of North America	6.950%	11/1/2018	1,150	1,187
BAC Capital Trust XI	6.625%	5/23/2036	825	793
Banc One Corp.	7.750%	7/15/2025	2,000	2,253
Banc One Corp.	7.625%	10/15/2026	4,350	4,875
Bank of America Corp.	4.500%	8/1/2010	150	153
Bank of America Corp.	4.250%	10/1/2010	50	51
Bank of America Corp.	4.375%	12/1/2010	700	713
Bank of America Corp.	5.375%	8/15/2011	2,225	2,311
Bank of America Corp.	5.375%	6/15/2014	400	413
Bank of America Corp.	5.125%	11/15/2014	775	792
Bank of America Corp.	5.625%	3/8/2035	4,975	4,184
Bank of America Corp.	6.000%	10/15/2036	5,625	5,493
Bank of America Corp.	6.500%	9/15/2037	1,600	1,603
2 Barclays Bank PLC	6.278%	12/29/2049	750	630
2 BB&T Capital Trust IV	6.820%	6/12/2057	650	546
BB&T Corp.	5.250%	11/1/2019	1,000	942
BB&T Corp.	6.750%	6/7/2036	4,225	3,816
2 Citigroup Capital XXI	8.300%	12/21/2057	8,375	8,295
Citigroup, Inc.	6.625%	6/15/2032	2,750	2,583
Citigroup, Inc.	5.875%	2/22/2033	4,250	3,692
Citigroup, Inc.	6.000%	10/31/2033	1,700	1,438
Citigroup, Inc.	5.850%	12/11/2034	2,300	1,968
Citigroup, Inc.	6.125%	8/25/2036	6,625	5,872
Citigroup, Inc.	5.875%	5/29/2037	1,625	1,418
Citigroup, Inc.	6.875%	3/5/2038	5,100	5,086
Compass Bank	5.900%	4/1/2026	1,075	985
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,100	2,290
Fifth Third Bank	4.500%	6/1/2018	1,550	1,329
Fifth Third Bank	8.250%	3/1/2038	1,700	1,741
First Union Institutional Capital I	8.040%	12/1/2026	500	517
Fleet Capital Trust II	7.920%	12/11/2026	1,150	1,212
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	422
HSBC Bank USA	5.875%	11/1/2034	4,100	3,643
HSBC Bank USA	5.625%	8/15/2035	5,300	4,598
HSBC Holdings PLC	7.625%	5/17/2032	1,050	1,141
HSBC Holdings PLC	7.350%	11/27/2032	200	212
HSBC Holdings PLC	6.500%	5/2/2036	3,425	3,324
HSBC Holdings PLC	6.500%	9/15/2037	5,000	4,900
JPM Capital Trust	6.550%	9/29/2036	3,375	2,984
JPMorgan Capital Trust	5.875%	3/15/2035	2,350	1,997
JPMorgan Chase & Co.	3.625%	5/1/2008	500	500
JPMorgan Chase & Co.	5.850%	8/1/2035	425	360
JPMorgan Chase & Co.	6.800%	10/1/2037	3,150	2,912
JPMorgan Chase Capital XXII	6.450%	2/2/2037	3,075	2,639
Key Bank NA	6.950%	2/1/2028	2,768	2,485
National City Corp.	6.875%	5/15/2019	1,700	1,278
NationsBank Corp.	6.800%	3/15/2028	375	392
NB Capital Trust IV	8.250%	4/15/2027	400	412
Regions Bank	6.450%	6/26/2037	2,000	1,635
Regions Financial Corp.	7.375%	12/10/2037	800	735
2 Regions Financial Corp.	6.625%	5/15/2047	1,800	1,194
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	5,375	4,935
State Street Capital Trust	5.250%	10/15/2018	1,000	982
2 SunTrust Capital VIII	6.100%	12/1/2066	3,050	2,297
Swiss Bank Corp.	7.000%	10/15/2015	1,000	1,077
Swiss Bank Corp.	7.375%	6/15/2017	550	614
Wachovia Bank NA	5.850%	2/1/2037	4,175	3,567
Wachovia Bank NA	6.600%	1/15/2038	5,925	5,499
Wachovia Corp.	6.605%	10/1/2025	725	694
3 Wachovia Corp.	8.000%	12/15/2026	2,300	2,387
Wachovia Corp.	7.500%	4/15/2035	150	158
Wachovia Corp.	5.500%	8/1/2035	4,000	3,321
Wachovia Corp.	6.550%	10/15/2035	125	118
Washington Mutual Bank	6.750%	5/20/2036	975	707
Wells Fargo & Co.	5.375%	2/7/2035	2,450	2,230
Wells Fargo Bank NA	5.950%	8/26/2036	2,475	2,430
Wells Fargo Capital X	5.950%	12/15/2036	1,650	1,525
Brokerage (2.3%)
Bear Stearns Co., Inc.	4.650%	7/2/2018	1,575	1,367
Goldman Sachs Group, Inc.	6.150%	4/1/2018	5,100	5,082
Goldman Sachs Group, Inc.	5.950%	1/15/2027	5,950	5,253
Goldman Sachs Group, Inc.	6.125%	2/15/2033	5,450	4,995
Goldman Sachs Group, Inc.	6.345%	2/15/2034	7,350	6,359
Goldman Sachs Group, Inc.	6.750%	10/1/2037	13,375	12,556
Jefferies Group Inc.	6.450%	6/8/2027	1,500	1,276
Jefferies Group Inc.	6.250%	1/15/2036	1,400	1,104
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	3,125	3,005
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	1,550	1,201
Lehman Brothers Holdings, Inc.	6.875%	7/17/2037	3,600	3,149
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	625	606
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	4,075	4,153
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	4,775	4,033
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	3,500	2,783
Morgan Stanley Dean Witter	6.625%	4/1/2018	5,150	5,190
Morgan Stanley Dean Witter	6.250%	8/9/2026	2,525	2,337
Morgan Stanley Dean Witter	7.250%	4/1/2032	2,025	2,051
Finance Companies (1.4%)
American Express Co.	8.150%	3/19/2038	2,350	2,596
Capital One Capital III	7.686%	8/15/2036	1,700	1,320
Capital One Capital IV	6.745%	2/17/2037	1,100	775
CIT Group, Inc.	6.000%	4/1/2036	2,800	2,128
General Electric Capital Corp.	6.750%	3/15/2032	16,175	17,370
General Electric Capital Corp.	6.150%	8/7/2037	4,925	4,927
General Electric Capital Corp.	5.875%	1/14/2038	9,650	9,345
SLM Corp.	5.625%	8/1/2033	1,950	1,393
Insurance (2.7%)
ACE Capital Trust II	9.700%	4/1/2030	850	980
AEGON Funding Corp.	5.750%	12/15/2020	1,000	950
Aetna, Inc.	6.625%	6/15/2036	2,700	2,564
Aetna, Inc.	6.750%	12/15/2037	1,350	1,302
Allstate Corp.	6.125%	12/15/2032	1,250	1,173
Allstate Corp.	5.350%	6/1/2033	1,950	1,645
Allstate Corp.	5.550%	5/9/2035	1,700	1,450
Allstate Corp.	5.950%	4/1/2036	925	839
2 Allstate Corp.	6.500%	5/15/2057	1,500	1,286
Ambac, Inc.	5.950%	12/5/2035	1,050	630
Ambac, Inc.	6.150%	2/15/2037	800	320
American General Capital II	8.500%	7/1/2030	850	943
American International Group, Inc.	6.250%	5/1/2036	3,075	2,928
American International Group, Inc.	6.250%	3/15/2037	2,425	1,952
Aon Capital Trust	8.205%	1/1/2027	1,075	1,037
Arch Capital Group Ltd.	7.350%	5/1/2034	625	595
Assurant, Inc.	6.750%	2/15/2034	1,200	1,144
AXA SA	8.600%	12/15/2030	3,700	3,968
Chubb Corp.	6.000%	5/11/2037	1,725	1,564
CIGNA Corp.	7.875%	5/15/2027	500	541
CIGNA Corp.	6.150%	11/15/2036	2,000	1,772
Cincinnati Financial Corp.	6.920%	5/15/2028	1,000	1,031
Cincinnati Financial Corp.	6.125%	11/1/2034	850	796
Endurance Specialty Holdings	7.000%	7/15/2034	700	632
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	400	418
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	1,850	1,894
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	400	437
Genworth Financial, Inc.	6.500%	6/15/2034	825	750
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	650	571
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	1,200	1,056
Humana Inc.	6.300%	8/1/2018	750	728
Lincoln National Corp.	6.150%	4/7/2036	1,475	1,350
Loews Corp.	6.000%	2/1/2035	800	723
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	1,500	1,257
MBIA, Inc.	5.700%	12/1/2034	1,000	606
MetLife, Inc.	6.500%	12/15/2032	3,000	2,933
MetLife, Inc.	6.375%	6/15/2034	2,725	2,604
MetLife, Inc.	6.400%	12/15/2036	2,700	2,196
Nationwide Financial Services	6.750%	5/15/2037	1,000	832
Principal Financial Group, Inc.	6.050%	10/15/2036	1,700	1,524
Progressive Corp.	6.625%	3/1/2029	1,625	1,687
Prudential Financial, Inc.	5.750%	7/15/2033	1,000	886
Prudential Financial, Inc.	5.400%	6/13/2035	1,000	834
Prudential Financial, Inc.	5.900%	3/17/2036	1,500	1,343
Prudential Financial, Inc.	5.700%	12/14/2036	950	815
Prudential Financial, Inc.	6.625%	12/1/2037	2,000	1,947
St. Paul Travelers Cos., Inc.	6.750%	6/20/2036	1,000	1,014
Travelers Cos. Inc.	6.250%	6/15/2037	2,400	2,281
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,500	1,470
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,300	1,068
UnitedHealth Group, Inc.	6.500%	6/15/2037	1,200	1,085
UnitedHealth Group, Inc.	6.625%	11/15/2037	1,825	1,655
UnitedHealth Group, Inc.	6.875%	2/15/2038	2,575	2,456
WellPoint Inc.	5.950%	12/15/2034	1,300	1,159
WellPoint Inc.	5.850%	1/15/2036	2,575	2,232
WellPoint Inc.	6.375%	6/15/2037	1,700	1,517
XL Capital Ltd.	6.375%	11/15/2024	1,150	931
XL Capital Ltd.	6.250%	5/15/2027	700	537
Real Estate Investment Trusts (0.0%)
Realty Income Corp.	6.750%	8/15/2019	1,350	1,266

				330,227

Industrial (25.9%)
Basic Industry (1.6%)
Alcan, Inc.	7.250%	3/15/2031	1,250	1,394
Alcan, Inc.	6.125%	12/15/2033	3,050	2,977
Alcoa, Inc.	5.870%	2/23/2022	1,250	1,209
Alcoa, Inc.	5.900%	2/1/2027	4,775	4,305
Aluminum Co. of America	6.750%	1/15/2028	850	828
BHP Finance USA Ltd.	6.420%	3/1/2026	500	476
Dow Chemical Co.	7.375%	11/1/2029	2,525	2,686
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	1,175	1,239
Eastman Chemical Co.	7.250%	1/15/2024	1,300	1,332
Eastman Chemical Co.	7.600%	2/1/2027	300	319
Inco Ltd.	7.200%	9/15/2032	1,050	1,022
Lubrizol Corp.	6.500%	10/1/2034	900	904
Monsanto Co.	5.500%	8/15/2025	1,350	1,285
Newmont Mining	5.875%	4/1/2035	1,100	899
Nucor Corp.	6.400%	12/1/2037	1,200	1,217
Placer Dome, Inc.	6.450%	10/15/2035	700	675
Potash Corp. of Saskatchewan	5.875%	12/1/2036	1,750	1,614
Reliance Steel & Aluminum	6.850%	11/15/2036	350	333
2 Rohm & Haas Co.	9.800%	4/15/2020	344	430
Rohm & Haas Co.	7.850%	7/15/2029	1,950	2,182
Southern Copper Corp.	7.500%	7/27/2035	2,500	2,553
Teck Cominco Ltd.	6.125%	10/1/2035	1,800	1,533
US Steel Corp.	6.650%	6/1/2037	725	608
Vale Overseas Ltd.	8.250%	1/17/2034	1,225	1,351
Vale Overseas Ltd.	6.875%	11/21/2036	6,475	6,248
Westvaco Corp.	8.200%	1/15/2030	575	595
Westvaco Corp.	7.950%	2/15/2031	400	397
Weyerhaeuser Co.	8.500%	1/15/2025	600	662
Weyerhaeuser Co.	7.375%	3/15/2032	3,875	3,853
Capital Goods (1.9%)
Boeing Co.	8.750%	8/15/2021	300	394
Boeing Co.	8.750%	9/15/2031	850	1,171
Boeing Co.	6.125%	2/15/2033	925	989
Boeing Co.	6.625%	2/15/2038	1,050	1,174
Caterpillar, Inc.	6.625%	7/15/2028	1,575	1,692
Caterpillar, Inc.	7.300%	5/1/2031	1,200	1,396
Caterpillar, Inc.	6.050%	8/15/2036	2,125	2,173
Caterpillar, Inc.	6.950%	5/1/2042	1,425	1,601
CRH America Inc.	6.400%	10/15/2033	1,500	1,330
Deere & Co.	8.100%	5/15/2030	1,000	1,263
Deere & Co.	7.125%	3/3/2031	700	809
Emerson Electric Co.	5.250%	10/15/2018	850	861
Emerson Electric Co.	6.000%	8/15/2032	400	406
Goodrich Corp.	6.800%	7/1/2036	1,000	1,096
Honeywell International, Inc.	5.700%	3/15/2036	1,600	1,579
Honeywell International, Inc.	5.700%	3/15/2037	1,000	996
Lafarge SA	7.125%	7/15/2036	2,225	2,060
Lockheed Martin Corp.	7.750%	5/1/2026	150	182
Lockheed Martin Corp.	6.150%	9/1/2036	5,200	5,344
Masco Corp.	7.750%	8/1/2029	150	147
Masco Corp.	6.500%	8/15/2032	1,275	1,060
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	500	554
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	1,975	2,036
Northrop Grumman Corp.	7.750%	2/15/2031	4,300	5,306
PACTIV Corp.	7.950%	12/15/2025	1,000	1,107
Raytheon Co.	6.400%	12/15/2018	500	549
Raytheon Co.	7.200%	8/15/2027	400	452
Raytheon Co.	7.000%	11/1/2028	1,000	1,113
Republic Services, Inc.	6.086%	3/15/2035	225	219
TRW, Inc.	7.750%	6/1/2029	250	303
Tyco International Group SA	7.000%	6/15/2028	2,675	2,540
United Technologies Corp.	8.875%	11/15/2019	545	732
United Technologies Corp.	6.700%	8/1/2028	250	275
United Technologies Corp.	7.500%	9/15/2029	1,875	2,251
United Technologies Corp.	5.400%	5/1/2035	2,100	1,976
United Technologies Corp.	6.050%	6/1/2036	2,725	2,801
USA Waste Services, Inc.	7.000%	7/15/2028	2,000	2,047
Waste Management, Inc.	7.750%	5/15/2032	875	959
WMX Technologies Inc.	7.100%	8/1/2026	800	844
Communication (7.2%)
America Movil SA de C.V.	6.375%	3/1/2035	1,975	1,913
America Movil SA de C.V.	6.125%	11/15/2037	1,200	1,109
Ameritech Capital Funding	6.550%	1/15/2028	1,000	991
AT&T Inc.	8.000%	11/15/2031	6,000	6,985
AT&T Inc.	6.450%	6/15/2034	7,000	6,924
AT&T Inc.	6.150%	9/15/2034	725	698
AT&T Inc.	6.800%	5/15/2036	1,175	1,192
AT&T Inc.	6.500%	9/1/2037	5,100	5,076
AT&T Inc.	6.300%	1/15/2038	5,325	5,126
AT&T Wireless	8.750%	3/1/2031	5,850	7,059
BellSouth Capital Funding	7.875%	2/15/2030	4,250	4,670
BellSouth Corp.	6.875%	10/15/2031	1,275	1,319
BellSouth Corp.	6.550%	6/15/2034	2,475	2,418
BellSouth Corp.	6.000%	11/15/2034	1,480	1,389
BellSouth Telecommunications	6.375%	6/1/2028	4,140	4,088
British Telecommunications PLC	9.125%	12/15/2030	5,975	7,419
CBS Corp.	7.875%	7/30/2030	2,815	2,739
CenturyTel Enterprises	6.875%	1/15/2028	550	508
Cingular Wireless LLC	7.125%	12/15/2031	2,425	2,521
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	3,198	3,850
Comcast Corp.	7.050%	3/15/2033	1,375	1,395
Comcast Corp.	5.650%	6/15/2035	1,000	845
Comcast Corp.	6.500%	11/15/2035	4,800	4,544
Comcast Corp.	6.450%	3/15/2037	3,525	3,337
Comcast Corp.	6.950%	8/15/2037	4,800	4,808
Deutsche Telekom International Finance	8.250%	6/15/2030	9,825	11,861
Embarq Corp.	7.995%	6/1/2036	3,000	2,736
France Telecom	8.500%	3/1/2031	7,000	8,798
Grupo Televisa SA	6.625%	3/18/2025	1,600	1,598
Grupo Televisa SA	8.500%	3/11/2032	250	288
GTE Corp.	6.840%	4/15/2018	1,000	1,080
GTE Corp.	8.750%	11/1/2021	900	1,001
GTE Corp.	6.940%	4/15/2028	2,275	2,276
Koninklijke KPN NV	8.375%	10/1/2030	1,825	2,099
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	1,150	1,114
Michigan Bell Telephone Co.	7.850%	1/15/2022	1,522	1,695
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	437
News America Holdings, Inc.	8.150%	10/17/2036	1,225	1,450
News America Holdings, Inc.	7.750%	12/1/2045	1,225	1,354
News America Inc.	7.250%	5/18/2018	350	385
News America Inc.	6.550%	3/15/2033	225	223
News America Inc.	6.200%	12/15/2034	9,350	8,776
News America Inc.	6.400%	12/15/2035	2,475	2,432
News America Inc.	6.650%	11/15/2037	2,250	2,254
Pacific Bell	7.125%	3/15/2026	550	566
Sprint Capital Corp.	6.900%	5/1/2019	2,925	2,301
Sprint Capital Corp.	6.875%	11/15/2028	8,425	6,297
Sprint Capital Corp.	8.750%	3/15/2032	3,225	2,737
TCI Communications, Inc.	7.875%	2/15/2026	2,200	2,339
Telecom Italia Capital	6.375%	11/15/2033	4,525	3,965
Telecom Italia Capital	6.000%	9/30/2034	500	444
Telecom Italia Capital	7.200%	7/18/2036	1,625	1,554
Telefonica Emisiones SAU	7.045%	6/20/2036	5,725	6,059
Telefonica Europe BV	8.250%	9/15/2030	2,500	2,938
Thomson Corp.	5.500%	8/15/2035	650	539
Time Warner Cable Inc.	6.550%	5/1/2037	4,000	3,775
Time Warner Entertainment	8.375%	3/15/2023	2,733	3,012
Time Warner Entertainment	8.375%	7/15/2033	1,950	2,169
US Cellular	6.700%	12/15/2033	950	830
US West Communications Group	7.500%	6/15/2023	2,300	2,013
US West Communications Group	6.875%	9/15/2033	4,200	3,392
Verizon Communications Corp.	6.250%	4/1/2037	2,425	2,320
Verizon Communications Corp.	6.400%	2/15/2038	3,900	3,781
Verizon Global Funding Corp.	7.750%	12/1/2030	6,550	7,122
Verizon Global Funding Corp.	5.850%	9/15/2035	2,775	2,540
Verizon Maryland, Inc.	5.125%	6/15/2033	500	409
Verizon New York, Inc.	7.375%	4/1/2032	650	672
Viacom Inc.	4.625%	5/15/2018	150	131
Viacom Inc.	5.500%	5/15/2033	1,025	791
Vodafone AirTouch PLC	7.875%	2/15/2030	1,000	1,111
Vodafone Group PLC	4.625%	7/15/2018	2,375	2,097
Vodafone Group PLC	6.250%	11/30/2032	200	190
Vodafone Group PLC	6.150%	2/27/2037	4,975	4,636
Consumer Cyclical (3.4%)
CVS Corp.	6.250%	6/1/2027	2,050	2,060
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	4,575	5,221
Darden Restaurants Inc.	6.800%	10/15/2037	850	774
Federated Department Stores, Inc.	6.900%	4/1/2029	150	128
Federated Retail Holding	6.375%	3/15/2037	2,050	1,622
Home Depot Inc.	5.875%	12/16/2036	6,325	5,160
J.C. Penney Co., Inc.	7.125%	11/15/2023	1,000	1,037
J.C. Penney Co., Inc.	6.375%	10/15/2036	2,850	2,420
J.C. Penney Co., Inc.	7.400%	4/1/2037	750	716
Johnson Controls, Inc.	6.000%	1/15/2036	425	409
Kohl's Corp.	6.000%	1/15/2033	400	313
Kohl's Corp.	6.875%	12/15/2037	1,000	874
Limited Brands Inc.	6.950%	3/1/2033	250	194
Limited Brands Inc.	7.600%	7/15/2037	750	626
Lowe's Cos., Inc.	6.875%	2/15/2028	550	584
Lowe's Cos., Inc.	6.500%	3/15/2029	1,800	1,813
Lowe's Cos., Inc.	5.500%	10/15/2035	800	682
Lowe's Cos., Inc.	5.800%	10/15/2036	1,300	1,159
Lowe's Cos., Inc.	6.650%	9/15/2037	950	954
Macy's Retail Holdings Inc.	6.790%	7/15/2027	800	669
Macy's Retail Holdings Inc.	7.000%	2/15/2028	1,100	939
May Department Stores Co.	6.650%	7/15/2024	1,450	1,250
McDonald's Corp.	6.300%	10/15/2037	1,750	1,787
McDonald's Corp.	6.300%	3/1/2038	4,000	4,078
Nordstrom, Inc.	6.950%	3/15/2028	300	295
Nordstrom, Inc.	7.000%	1/15/2038	1,200	1,174
Target Corp.	7.000%	7/15/2031	550	576
Target Corp.	6.350%	11/1/2032	3,000	2,834
Target Corp.	6.500%	10/15/2037	3,300	3,188
Target Corp.	7.000%	1/15/2038	4,700	4,827
The Walt Disney Co.	7.000%	3/1/2032	2,500	2,916
Time Warner, Inc.	9.150%	2/1/2023	1,980	2,285
Time Warner, Inc.	7.570%	2/1/2024	500	506
Time Warner, Inc.	6.950%	1/15/2028	1,000	949
Time Warner, Inc.	6.625%	5/15/2029	6,975	6,411
Time Warner, Inc.	7.625%	4/15/2031	5,185	5,339
Time Warner, Inc.	7.700%	5/1/2032	1,040	1,083
Time Warner, Inc.	6.500%	11/15/2036	3,175	2,845
VF Corp.	6.450%	11/1/2037	1,500	1,418
Viacom Inc.	6.875%	4/30/2036	4,225	4,067
Wal-Mart Stores, Inc.	5.875%	4/5/2027	4,025	3,997
Wal-Mart Stores, Inc.	7.550%	2/15/2030	3,525	4,106
Wal-Mart Stores, Inc.	5.250%	9/1/2035	2,850	2,507
Wal-Mart Stores, Inc.	6.500%	8/15/2037	8,000	8,382
Western Union Co.	6.200%	11/17/2036	1,350	1,243
YUM! BRANDS, INC.	6.875%	11/15/2037	1,950	1,864
Consumer Noncyclical (5.2%)
Abbott Laboratories	6.150%	11/30/2037	2,650	2,759
Amgen Inc.	6.375%	6/1/2037	2,125	2,038
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	3,125	3,440
Anheuser-Busch Cos., Inc.	5.950%	1/15/2033	650	655
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	975	947
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	1,825	1,968
Archer-Daniels-Midland Co.	6.625%	5/1/2029	250	260
Archer-Daniels-Midland Co.	7.000%	2/1/2031	2,975	3,211
Archer-Daniels-Midland Co.	5.935%	10/1/2032	255	245
Archer-Daniels-Midland Co.	5.375%	9/15/2035	2,750	2,431
Archer-Daniels-Midland Co.	6.450%	1/15/2038	675	685
AstraZeneca PLC	6.450%	9/15/2037	8,000	8,604
Baxter International, Inc.	6.250%	12/1/2037	1,800	1,843
Biogen Idec Inc.	6.875%	3/1/2018	2,000	2,043
Bristol-Myers Squibb Co.	7.150%	6/15/2023	1,950	2,216
Bristol-Myers Squibb Co.	6.800%	11/15/2026	239	258
Bristol-Myers Squibb Co.	5.875%	11/15/2036	2,700	2,623
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	198
C.R. Bard, Inc.	6.700%	12/1/2026	500	513
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	2,000	2,535
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	500	613
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	675	747
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	5,150	5,808
ConAgra Foods, Inc.	9.750%	3/1/2021	129	173
ConAgra Foods, Inc.	7.125%	10/1/2026	1,150	1,185
ConAgra Foods, Inc.	7.000%	10/1/2028	175	178
ConAgra Foods, Inc.	8.250%	9/15/2030	950	1,091
3 Covidien International	6.550%	10/15/2037	2,325	2,344
Delhaize America Inc.	9.000%	4/15/2031	2,000	2,393
Diageo Capital PLC	5.875%	9/30/2036	500	482
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,141
Eli Lilly & Co.	5.500%	3/15/2027	4,300	4,247
Eli Lilly & Co.	5.550%	3/15/2037	850	819
Estee Lauder Ace Trust I	6.000%	5/15/2037	1,025	973
Fortune Brands Inc.	5.875%	1/15/2036	925	800
Genentech Inc.	5.250%	7/15/2035	1,025	950
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	1,850	1,744
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,750	2,013
H.J. Heinz Co.	6.375%	7/15/2028	525	513
H.J. Heinz Co.	6.750%	3/15/2032	1,100	1,122
Johnson & Johnson	6.950%	9/1/2029	1,125	1,339
Johnson & Johnson	4.950%	5/15/2033	1,325	1,210
Johnson & Johnson	5.950%	8/15/2037	2,775	2,962
Kellogg Co.	7.450%	4/1/2031	2,600	3,054
Kimberly-Clark Corp.	6.250%	7/15/2018	675	732
Kimberly-Clark Corp.	6.625%	8/1/2037	2,150	2,355
Kraft Foods, Inc.	6.500%	11/1/2031	2,150	2,004
Kraft Foods, Inc.	7.000%	8/11/2037	2,050	2,043
Kraft Foods, Inc.	6.875%	2/1/2038	2,750	2,677
Kroger Co.	6.150%	1/15/2020	1,725	1,755
Kroger Co.	7.700%	6/1/2029	375	411
Kroger Co.	8.000%	9/15/2029	1,925	2,175
Kroger Co.	7.500%	4/1/2031	1,250	1,358
Kroger Co.	6.900%	4/15/2038	1,700	1,720
Merck & Co.	6.300%	1/1/2026	500	533
Merck & Co.	6.400%	3/1/2028	2,200	2,394
Merck & Co.	5.950%	12/1/2028	1,050	1,054
Merck & Co.	5.750%	11/15/2036	825	829
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,925	3,415
Pharmacia Corp.	6.500%	12/1/2018	750	850
Pharmacia Corp.	6.600%	12/1/2028	2,925	3,187
Philips Electronics NV	6.875%	3/11/2038	3,125	3,328
Procter & Gamble Co.	6.450%	1/15/2026	1,600	1,751
Procter & Gamble Co.	5.800%	8/15/2034	600	617
Procter & Gamble Co.	5.550%	3/5/2037	4,650	4,626
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	2,223	2,830
Quest Diagnostic, Inc.	6.950%	7/1/2037	1,350	1,380
Reynolds American Inc.	7.250%	6/15/2037	2,100	2,100
Safeway, Inc.	7.250%	2/1/2031	1,756	1,862
Schering-Plough Corp.	6.750%	12/1/2033	2,825	2,847
Schering-Plough Corp.	6.550%	9/15/2037	1,900	1,815
Sysco Corp.	5.375%	9/21/2035	1,000	922
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	2,400	2,388
Unilever Capital Corp.	5.900%	11/15/2032	3,925	3,973
Wyeth	6.450%	2/1/2024	2,225	2,365
Wyeth	6.500%	2/1/2034	1,125	1,181
Wyeth	6.000%	2/15/2036	3,075	3,056
Wyeth	5.950%	4/1/2037	4,250	4,166
Energy (3.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,000	1,105
Amerada Hess Corp.	7.875%	10/1/2029	3,850	4,566
Amerada Hess Corp.	7.125%	3/15/2033	925	1,022
Anadarko Finance Co.	7.500%	5/1/2031	1,500	1,691
Anadarko Petroleum Corp.	6.450%	9/15/2036	6,525	6,666
Apache Corp.	6.000%	1/15/2037	1,950	1,964
Apache Finance Canada	7.750%	12/15/2029	650	768
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,076
Burlington Resources, Inc.	7.200%	8/15/2031	1,050	1,215
Burlington Resources, Inc.	7.400%	12/1/2031	1,675	1,959
Canadian Natural Resources	7.200%	1/15/2032	1,400	1,483
Canadian Natural Resources	6.450%	6/30/2033	850	825
Canadian Natural Resources	6.500%	2/15/2037	1,975	1,948
Canadian Natural Resources	6.250%	3/15/2038	2,750	2,637
Canadian Natural Resources	6.750%	2/1/2039	2,000	2,054
Conoco Funding Co.	7.250%	10/15/2031	400	461
ConocoPhillips	5.900%	10/15/2032	1,050	1,066
ConocoPhillips Canada	5.950%	10/15/2036	1,950	1,997
Devon Energy Corp.	7.950%	4/15/2032	250	312
Devon Financing Corp.	7.875%	9/30/2031	4,400	5,428
Encana Corp.	6.500%	8/15/2034	3,800	3,755
Encana Corp.	6.625%	8/15/2037	1,400	1,418
Encana Corp.	6.500%	2/1/2038	2,025	2,007
Global Marine, Inc.	7.000%	6/1/2028	800	840
Husky Energy Inc.	6.150%	6/15/2019	510	520
Husky Energy Inc.	6.800%	9/15/2037	1,225	1,245
Kerr McGee Corp.	6.950%	7/1/2024	2,000	2,100
Kerr McGee Corp.	7.875%	9/15/2031	500	593
Lasmo Inc.	7.300%	11/15/2027	600	672
Marathon Oil Corp.	6.600%	10/1/2037	3,900	3,837
Nexen, Inc.	7.875%	3/15/2032	550	616
Nexen, Inc.	5.875%	3/10/2035	1,850	1,662
Nexen, Inc.	6.400%	5/15/2037	3,300	3,172
Noble Energy Inc.	8.000%	4/1/2027	775	856
Norsk Hydro	7.250%	9/23/2027	3,150	3,644
Norsk Hydro	7.150%	1/15/2029	1,000	1,157
Petro-Canada	7.875%	6/15/2026	150	170
Petro-Canada	7.000%	11/15/2028	250	261
Petro-Canada	5.350%	7/15/2033	1,650	1,381
Petro-Canada	5.950%	5/15/2035	2,500	2,300
Suncor Energy, Inc.	7.150%	2/1/2032	800	873
Suncor Energy, Inc.	5.950%	12/1/2034	875	836
Suncor Energy, Inc.	6.500%	6/15/2038	3,300	3,250
Talisman Energy, Inc.	7.250%	10/15/2027	450	472
Talisman Energy, Inc.	5.850%	2/1/2037	2,700	2,458
Tosco Corp.	8.125%	2/15/2030	7,500	9,528
Transocean Inc.	7.500%	4/15/2031	1,525	1,705
Transocean Inc.	6.800%	3/15/2038	2,300	2,352
Valero Energy Corp.	7.500%	4/15/2032	2,450	2,543
Valero Energy Corp.	6.625%	6/15/2037	3,625	3,467
Weatherford International Inc.	6.500%	8/1/2036	1,500	1,410
Weatherford International Inc.	6.800%	6/15/2037	700	699
Weatherford International Inc.	7.000%	3/15/2038	1,100	1,124
XTO Energy, Inc.	6.100%	4/1/2036	1,125	1,103
XTO Energy, Inc.	6.750%	8/1/2037	3,425	3,660
Technology (0.9%)
3 Computer Sciences Corp.	6.500%	3/15/2018	1,500	1,524
Corning Inc.	7.250%	8/15/2036	600	651
Dell Inc.	7.100%	4/15/2028	500	537
Electronic Data Systems	7.450%	10/15/2029	375	360
Equifax Inc.	6.300%	7/1/2017	650	644
Equifax Inc.	7.000%	7/1/2037	600	524
International Business Machines Corp.	7.000%	10/30/2025	1,050	1,171
International Business Machines Corp.	6.220%	8/1/2027	4,600	4,722
International Business Machines Corp.	6.500%	1/15/2028	3,725	3,958
International Business Machines Corp.	5.875%	11/29/2032	950	946
International Business Machines Corp.	7.125%	12/1/2096	400	450
Motorola, Inc.	7.500%	5/15/2025	225	197
Motorola, Inc.	6.500%	9/1/2025	1,300	1,032
Motorola, Inc.	6.500%	11/15/2028	975	760
Motorola, Inc.	6.625%	11/15/2037	2,425	1,917
Pitney Bowes, Inc.	4.750%	5/15/2018	2,000	1,929
Pitney Bowes, Inc.	5.250%	1/15/2037	450	445
Science Applications International Corp.	5.500%	7/1/2033	500	431
3 Tyco Electronics Group	7.125%	10/1/2037	1,250	1,317
Xerox Capital Trust I	8.000%	2/1/2027	1,050	1,032
Transportation (1.8%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	700	730
Burlington Northern Santa Fe Corp.	7.950%	8/15/2030	1,300	1,528
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	1,425	1,372
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	2,425	2,325
Canadian National Railway Co.	6.800%	7/15/2018	1,025	1,143
Canadian National Railway Co.	6.250%	8/1/2034	1,850	1,863
Canadian National Railway Co.	6.200%	6/1/2036	1,325	1,326
Canadian National Railway Co.	6.375%	11/15/2037	600	587
Canadian Pacific Rail	7.125%	10/15/2031	2,075	2,013
Canadian Pacific Rail	5.950%	5/15/2037	1,000	837
CNF, Inc.	6.700%	5/1/2034	1,825	1,642
2 Continental Airlines, Inc.	6.900%	1/2/2018	1,200	1,173
2 Continental Airlines, Inc.	6.545%	2/2/2019	961	922
2 Continental Airlines, Inc.	5.983%	4/19/2022	3,500	3,063
CSX Corp.	7.950%	5/1/2027	675	724
CSX Corp.	6.000%	10/1/2036	1,175	1,007
CSX Corp.	6.150%	5/1/2037	2,025	1,770
CSX Corp.	7.450%	4/1/2038	1,600	1,648
2 Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/2023	901	888
2,3 Delta Air Lines, Inc.	6.821%	8/10/2022	2,140	2,063
Federal Express Corp.	7.600%	7/1/2097	1,000	1,162
Norfolk Southern Corp.	9.750%	6/15/2020	411	538
Norfolk Southern Corp.	5.590%	5/17/2025	716	670
Norfolk Southern Corp.	7.800%	5/15/2027	2,802	3,253
Norfolk Southern Corp.	5.640%	5/17/2029	1,898	1,751
Norfolk Southern Corp.	7.050%	5/1/2037	1,575	1,723
Norfolk Southern Corp.	7.900%	5/15/2097	450	522
2 Southwest Airlines Co.	6.150%	8/1/2022	835	813
Union Pacific Corp.	5.700%	8/15/2018	1,500	1,497
Union Pacific Corp.	7.125%	2/1/2028	600	655
Union Pacific Corp.	6.625%	2/1/2029	1,125	1,166
Union Pacific Corp.	6.150%	5/1/2037	1,000	963
2 Union Pacific Railroad Co.	6.176%	1/2/2031	942	938
2 United Air Lines Inc.	6.636%	7/2/2022	1,557	1,449
United Parcel Service of America	8.375%	4/1/2020	500	653
United Parcel Service of America	8.375%	4/1/2030	500	638
United Parcel Service of America	6.200%	1/15/2038	3,600	3,837
Other (0.1%)
Dover Corp.	5.375%	10/15/2035	350	315
Dover Corp.	6.600%	3/15/2038	1,200	1,242
Rockwell Automation	6.700%	1/15/2028	300	326
Rockwell Automation	6.250%	12/1/2037	1,100	1,129

				737,116

Utilities (6.5%)
Electric (4.6%)
AEP Texas Central Co.	6.650%	2/15/2033	1,950	2,021
AmerenEnergy Generating	7.950%	6/1/2032	1,750	1,990
3 American Water Capital Corp.	6.593%	10/15/2037	2,025	2,037
Appalachian Power Co.	5.800%	10/1/2035	350	298
Appalachian Power Co.	7.000%	4/1/2038	850	835
Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,075	979
Carolina Power & Light Co.	6.300%	4/1/2038	250	257
CenterPoint Energy Houston	6.950%	3/15/2033	925	972
Cleveland Electric Illumination Co.	5.950%	12/15/2036	1,000	861
Columbus Southern Power	5.850%	10/1/2035	800	740
Commonwealth Edison Co.	5.875%	2/1/2033	250	224
Commonwealth Edison Co.	5.900%	3/15/2036	1,500	1,343
Commonwealth Edison Co.	6.450%	1/15/2038	1,900	1,830
Connecticut Light & Power Co.	6.350%	6/1/2036	750	746
Consolidated Edison Co. of New York	5.300%	3/1/2035	1,125	975
Consolidated Edison Co. of New York	5.850%	3/15/2036	1,875	1,756
Consolidated Edison Co. of New York	6.200%	6/15/2036	550	540
Consolidated Edison Co. of New York	6.300%	8/15/2037	1,450	1,462
Constellation Energy Group, Inc.	7.600%	4/1/2032	1,800	1,762
Consumers Energy Co.	5.650%	4/15/2020	1,250	1,258
DDuke Energy Carolinas LLC	6.100%	6/1/2037	825	815
Detroit Edison Co.	5.700%	10/1/2037	500	464
Dominion Resources, Inc.	6.300%	3/15/2033	2,150	2,114
Dominion Resources, Inc.	5.950%	6/15/2035	1,150	1,079
DTE Energy Co.	6.375%	4/15/2033	800	770
Duke Energy Carolinas LLC	6.000%	1/15/2038	1,150	1,152
Duke Energy Corp.	6.000%	12/1/2028	1,000	984
Duke Energy Corp.	6.450%	10/15/2032	1,050	1,075
El Paso Electric Co.	6.000%	5/15/2035	1,400	1,297
Energy East Corp.	6.750%	7/15/2036	1,425	1,350
Exelon Corp.	5.625%	6/15/2035	1,975	1,747
FirstEnergy Corp.	7.375%	11/15/2031	5,850	6,288
Florida Power & Light Co.	5.950%	10/1/2033	950	958
Florida Power & Light Co.	5.625%	4/1/2034	1,174	1,133
Florida Power & Light Co.	4.950%	6/1/2035	775	677
Florida Power & Light Co.	5.400%	9/1/2035	1,875	1,752
Florida Power & Light Co.	6.200%	6/1/2036	150	156
Florida Power & Light Co.	5.650%	2/1/2037	2,150	2,109
Florida Power & Light Co.	5.850%	5/1/2037	625	622
Florida Power & Light Co.	5.950%	2/1/2038	350	353
Florida Power Corp.	6.350%	9/15/2037	1,625	1,695
Georgia Power Co.	5.650%	3/1/2037	2,075	2,021
Indiana Michigan Power Co.	6.050%	3/15/2037	3,075	2,702
Kansas City Power & Light	6.050%	11/15/2035	500	478
MidAmerican Energy Co.	6.750%	12/30/2031	1,800	1,925
MidAmerican Energy Co.	5.750%	11/1/2035	850	801
MidAmerican Energy Co.	5.800%	10/15/2036	875	819
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	300	369
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	5,300	5,145
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	1,600	1,498
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	3,950	3,983
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	2,400	2,758
Nevada Power Co.	6.750%	7/1/2037	3,500	3,404
NiSource Finance Corp.	5.450%	9/15/2020	725	665
Northern States Power Co.	5.250%	7/15/2035	1,175	1,067
Northern States Power Co.	6.250%	6/1/2036	525	547
Northern States Power Co.	6.200%	7/1/2037	1,050	1,103
Ohio Power Co.	6.600%	2/15/2033	400	411
Oncor Electric Delivery Co.	7.000%	9/1/2022	1,675	1,612
Oncor Electric Delivery Co.	7.000%	5/1/2032	2,025	1,993
Oncor Electric Delivery Co.	7.250%	1/15/2033	325	329
Pacific Gas & Electric Co.	6.050%	3/1/2034	8,075	7,934
Pacific Gas & Electric Co.	5.800%	3/1/2037	1,825	1,731
PacifiCorp	7.700%	11/15/2031	400	480
PacifiCorp	5.250%	6/15/2035	1,150	1,037
PacifiCorp	5.750%	4/1/2037	1,000	952
PacifiCorp	6.250%	10/15/2037	1,200	1,232
Pepco Holdings, Inc.	7.450%	8/15/2032	300	324
Potomac Electric Power	6.500%	11/15/2037	1,500	1,474
PPL Energy Supply LLC	6.500%	5/1/2018	400	399
PPL Energy Supply LLC	6.000%	12/15/2036	1,350	1,114
Progress Energy, Inc.	7.750%	3/1/2031	1,725	2,029
Progress Energy, Inc.	7.000%	10/30/2031	925	1,006
PSE&G Power LLC	8.625%	4/15/2031	400	493
PSI Energy Inc.	6.120%	10/15/2035	600	581
Public Service Co. of Colorado	6.250%	9/1/2037	1,025	1,041
Public Service Co. of Oklahoma	6.625%	11/15/2037	300	300
Public Service Electric & Gas	5.250%	7/1/2035	675	613
Public Service Electric & Gas	5.800%	5/1/2037	2,325	2,281
Puget Sound Energy Inc.	5.483%	6/1/2035	825	715
Puget Sound Energy Inc.	6.274%	3/15/2037	1,425	1,377
South Carolina Electric & Gas Co.	6.625%	2/1/2032	500	544
South Carolina Electric & Gas Co.	5.300%	5/15/2033	1,850	1,697
South Carolina Electric & Gas Co.	6.050%	1/15/2038	400	406
Southern California Edison Co.	6.650%	4/1/2029	700	713
Southern California Edison Co.	6.000%	1/15/2034	1,725	1,746
Southern California Edison Co.	5.750%	4/1/2035	400	391
Southern California Edison Co.	5.350%	7/15/2035	2,250	2,081
Southern California Edison Co.	5.625%	2/1/2036	1,100	1,057
Southern California Edison Co.	5.550%	1/15/2037	600	571
Southern California Edison Co.	5.950%	2/1/2038	875	877
Tampa Electric Co.	6.550%	5/15/2036	450	445
Toledo Edison Co.	6.150%	5/15/2037	600	528
United Utilities PLC	5.375%	2/1/2019	1,000	941
United Utilities PLC	6.875%	8/15/2028	375	372
Virginia Electric & Power Co.	6.000%	1/15/2036	1,725	1,694
Virginia Electric & Power Co.	6.000%	5/15/2037	825	810
Virginia Electric & Power Co.	6.350%	11/30/2037	1,000	1,022
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	422
Wisconsin Electric Power Co.	5.700%	12/1/2036	1,675	1,581
Wisconsin Power & Light Co.	6.375%	8/15/2037	950	981
Xcel Energy, Inc.	6.500%	7/1/2036	650	635
Natural Gas (1.9%)
AGL Capital Corp.	6.000%	10/1/2034	850	778
Duke Capital Corp.	8.000%	10/1/2019	425	492
Duke Capital Corp.	6.750%	2/15/2032	1,705	1,649
Duke Energy Field Services	8.125%	8/16/2030	500	567
El Paso Natural Gas Co.	8.375%	6/15/2032	1,350	1,550
3 Enbridge Energy Partners	7.500%	4/15/2038	2,025	2,019
Energy Transfer Partners LP	6.625%	10/15/2036	1,125	1,062
Energy Transfer Partners LP	7.500%	7/1/2038	2,275	2,271
Enterprise Products Operating LP	6.500%	1/31/2019	2,300	2,297
Enterprise Products Operating LP	6.875%	3/1/2033	875	874
Enterprise Products Operating LP	6.650%	10/15/2034	900	881
KeySpan Corp.	8.000%	11/15/2030	1,175	1,361
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	500	541
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,000	1,031
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	1,675	1,426
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	1,350	1,261
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	2,075	2,053
ONEOK Inc.	6.000%	6/15/2035	975	880
ONEOK Partners, LP	6.650%	10/1/2036	2,550	2,460
ONEOK Partners, LP	6.850%	10/15/2037	1,200	1,180
Plains All American Pipeline LP	6.650%	1/15/2037	1,175	1,114
San Diego Gas & Electric	5.350%	5/15/2035	1,775	1,633
San Diego Gas & Electric	6.125%	9/15/2037	625	640
Southern California Gas Co.	5.750%	11/15/2035	75	73
Southern Natural Gas	7.350%	2/15/2031	1,350	1,359
Southern Union Co.	7.600%	2/1/2024	500	510
Southern Union Co.	8.250%	11/15/2029	1,000	1,075
Tennessee Gas Pipeline	7.000%	10/15/2028	2,650	2,677
Teppco Partners, LP	6.650%	4/15/2018	575	578
Teppco Partners, LP	7.550%	4/15/2038	1,125	1,128
Texas Eastern Transmission	7.000%	7/15/2032	700	753
Trans-Canada Pipelines	5.600%	3/31/2034	1,725	1,552
Trans-Canada Pipelines	5.850%	3/15/2036	2,575	2,378
Trans-Canada Pipelines	6.200%	10/15/2037	2,225	2,142
Williams Cos., Inc.	7.500%	1/15/2031	6,950	7,263
Williams Cos., Inc.	7.750%	6/15/2031	2,750	2,936
				186,177

Total Corporate Bonds
(Cost $1,318,311)				1,256,795

Sovereign Bonds (U.S. Dollar-Denominated) (4.1%)

Asian Development Bank	5.593%	7/16/2018	3,400	3,853
European Investment Bank	4.875%	2/15/2036	2,400	2,440
Inter-American Development Bank	7.000%	6/15/2025	750	948
International Bank for Reconstruction & Development	7.625%	1/19/2023	1,807	2,453
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,000	1,477
International Bank for Reconstruction & Development	4.750%	2/15/2035	2,225	2,247
Korea Electric Power	7.000%	2/1/2027	750	798
Kreditanstalt fur Wiederaufbau	4.375%	3/15/2018	4,750	4,880
Kreditanstalt fur Wiederaufbau	0.000%	4/18/2036	6,200	1,624
Kreditanstalt fur Wiederaufbau	0.000%	6/29/2037	6,275	1,508
3 Pemex Project Funding Master Trust	6.625%	6/15/2035	2,725	2,820
Pemex Project Funding Master Trust	6.625%	6/15/2035	4,900	5,072
Petrobras International Finance	5.875%	3/1/2018	4,200	4,109
Petrobras International Finance	8.375%	12/10/2018	1,500	1,738
Province of British Columbia	6.500%	1/15/2026	1,500	1,794
Province of Manitoba	9.250%	4/1/2020	1,500	2,071
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,908
Province of Quebec	4.875%	5/5/2014	500	548
Province of Quebec	7.500%	7/15/2023	600	774
Province of Quebec	7.125%	2/9/2024	3,800	4,775
Province of Quebec	7.500%	9/15/2029	3,625	4,841
Province of Saskatchewan	7.375%	7/15/2013	600	702
Quebec Hydro Electric	9.400%	2/1/2021	1,480	2,121
Quebec Hydro Electric	8.400%	1/15/2022	775	1,080
Quebec Hydro Electric	8.050%	7/7/2024	5,000	6,521
Quebec Hydro Electric	8.500%	12/1/2029	500	733
Region of Lombardy, Italy	5.804%	10/25/2032	2,375	2,613
Republic of Finland	6.950%	2/15/2026	195	245
Republic of Italy	6.875%	9/27/2023	6,600	8,097
Republic of Italy	5.375%	6/15/2033	5,750	6,069
Republic of Korea	5.625%	11/3/2025	900	919
Republic of South Africa	5.875%	5/30/2022	3,000	2,820
United Mexican States	8.125%	12/30/2019	6,750	8,505
United Mexican States	8.300%	8/15/2031	2,275	2,983
United Mexican States	6.750%	9/27/2034	16,425	18,273
United Mexican States	6.050%	1/11/2040	3,700	3,691

Total Sovereign Bonds
(Cost $112,611)				118,050

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	1,700	1,734
Illinois (Taxable Pension) GO	5.100%	6/1/2033	22,125	21,930
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement Syst	5.501%	5/1/2034	500	522
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	1,250	1,507
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	570	560
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	30	31
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	657
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	2,013
Oregon School Board Assn.	4.759%	6/30/2028	1,850	1,637
Oregon School Board Assn.	5.528%	6/30/2028	1,500	1,556
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	3,900	3,764
Wisconsin Public Service Rev.	5.700%	5/1/2026	900	988

Total Taxable Municipal Bonds
(Cost $35,576)				36,899

			Shares

Temporary Cash Investment (1.0%)

4 Vanguard Market Liquidity Fund
(Cost $29,875)	2.800%		29,875,093	29,875

Total Investments (99.6%)
(Cost $2,796,730)				2,849,999

Other Assets and Liabilities-Net (0.4%)				11,344

Net Assets (100%)				2,861,343

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $17,016,000, representing 0.6% of net assets. 4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO — General Obligation Bond.

Investment Securities:Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $2,796,730,000. Net unrealized appreciation of investment securities for tax purposes was $53,269,000, consisting of unrealized gains of $126,471,000 on securities that had risen in value since their purchase and $73,202,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	29,875

Level 2- Other Significant Observable Inputs	2,820,124

Level 3- Significant Unobservable Inputs	-

Total	2,849,999

Vanguard Total Bond Market Index Fund
Schedule Of Investments
March 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (71.6%)

U.S. Government Securities (24.0%)
U.S. Treasury Bond	3.625%	5/15/2013	20,145	21,284
U.S. Treasury Bond	12.000%	8/15/2013	131,800	136,928
U.S. Treasury Bond	13.250%	5/15/2014	7,000	7,885
U.S. Treasury Bond	4.000%	2/15/2015	10,675	11,482
U.S. Treasury Bond	11.250%	2/15/2015	111,875	169,718
U.S. Treasury Bond	10.625%	8/15/2015	8,775	13,194
U.S. Treasury Bond	9.875%	11/15/2015	360,875	527,722
U.S. Treasury Bond	9.250%	2/15/2016	8,525	12,160
U.S. Treasury Bond	7.250%	5/15/2016	79,065	101,623
U.S. Treasury Bond	7.500%	11/15/2016	116,644	152,402
U.S. Treasury Bond	4.625%	2/15/2017	5,975	6,563
U.S. Treasury Bond	8.750%	5/15/2017	499,165	703,513
U.S. Treasury Bond	8.875%	8/15/2017	105,010	149,574
U.S. Treasury Bond	4.250%	11/15/2017	350	373
U.S. Treasury Bond	9.125%	5/15/2018	124,210	181,851
U.S. Treasury Bond	8.875%	2/15/2019	230,450	334,980
U.S. Treasury Bond	8.125%	8/15/2019	6,945	9,672
U.S. Treasury Bond	8.500%	2/15/2020	2,165	3,106
U.S. Treasury Bond	8.750%	8/15/2020	294,125	431,949
U.S. Treasury Bond	7.875%	2/15/2021	45,357	62,890
U.S. Treasury Bond	8.125%	5/15/2021	15,125	21,425
U.S. Treasury Bond	8.125%	8/15/2021	192,215	272,976
U.S. Treasury Bond	8.000%	11/15/2021	81,920	115,507
U.S. Treasury Bond	7.625%	11/15/2022	77,855	107,489
U.S. Treasury Bond	7.125%	2/15/2023	52,635	69,766
U.S. Treasury Bond	6.250%	8/15/2023	20,600	25,367
U.S. Treasury Bond	7.625%	2/15/2025	45,650	64,252
U.S. Treasury Bond	6.875%	8/15/2025	136,270	179,706
U.S. Treasury Bond	6.000%	2/15/2026	148,925	180,339
U.S. Treasury Bond	6.750%	8/15/2026	421,980	553,389
U.S. Treasury Bond	6.500%	11/15/2026	775	993
U.S. Treasury Bond	6.625%	2/15/2027	39,585	51,491
U.S. Treasury Bond	6.375%	8/15/2027	23,060	29,333
U.S. Treasury Bond	6.125%	11/15/2027	2,000	2,482
U.S. Treasury Bond	5.250%	11/15/2028	3,710	4,172
U.S. Treasury Bond	6.125%	8/15/2029	118,890	148,836
U.S. Treasury Bond	6.250%	5/15/2030	2,650	3,386
U.S. Treasury Bond	5.375%	2/15/2031	48,120	55,624
U.S. Treasury Bond	4.500%	2/15/2036	98,780	101,990
U.S. Treasury Bond	4.750%	2/15/2037	177,030	190,279
U.S. Treasury Bond	5.000%	5/15/2037	1,780	1,990
U.S. Treasury Note	4.875%	4/30/2008	8,145	8,167
U.S. Treasury Note	5.125%	6/30/2008	11,000	11,103
U.S. Treasury Note	4.625%	9/30/2008	29,375	29,839
U.S. Treasury Note	3.375%	11/15/2008	33,935	34,338
U.S. Treasury Note	4.375%	11/15/2008	57,650	58,695
U.S. Treasury Note	4.750%	11/15/2008	10,060	10,266
U.S. Treasury Note	4.750%	12/31/2008	410	420
U.S. Treasury Note	4.875%	1/31/2009	7,120	7,312
U.S. Treasury Note	4.500%	2/15/2009	73,385	75,208
U.S. Treasury Note	4.750%	2/28/2009	840	864
U.S. Treasury Note	2.625%	3/15/2009	455	460
U.S. Treasury Note	4.500%	3/31/2009	63,580	65,428
U.S. Treasury Note	3.125%	4/15/2009	79,995	81,320
U.S. Treasury Note	4.500%	4/30/2009	38,700	39,916
U.S. Treasury Note	3.875%	5/15/2009	240,940	247,115
U.S. Treasury Note	4.875%	5/15/2009	106,350	110,238
U.S. Treasury Note	4.875%	5/31/2009	177,575	184,289
U.S. Treasury Note	4.000%	6/15/2009	17,545	18,055
U.S. Treasury Note	4.875%	6/30/2009	174,475	181,508
U.S. Treasury Note	4.625%	7/31/2009	399,885	416,004
U.S. Treasury Note	3.500%	8/15/2009	6,150	6,314
U.S. Treasury Note	4.875%	8/15/2009	225,050	235,177
U.S. Treasury Note	6.000%	8/15/2009	33,325	35,350
U.S. Treasury Note	4.000%	8/31/2009	204,475	211,536
U.S. Treasury Note	4.000%	9/30/2009	25,000	25,910
U.S. Treasury Note	3.625%	10/31/2009	71,575	73,834
U.S. Treasury Note	4.625%	11/15/2009	49,585	52,010
U.S. Treasury Note	3.125%	11/30/2009	637,350	653,086
U.S. Treasury Note	3.500%	12/15/2009	508,470	524,995
U.S. Treasury Note	3.250%	12/31/2009	139,600	143,527
U.S. Treasury Note	3.500%	2/15/2010	89,745	92,928
U.S. Treasury Note	6.500%	2/15/2010	754,340	821,876
U.S. Treasury Note	4.000%	3/15/2010	23,080	24,155
U.S. Treasury Note	4.000%	4/15/2010	9,550	10,013
U.S. Treasury Note	3.875%	5/15/2010	2,200	2,306
U.S. Treasury Note	3.625%	6/15/2010	10,750	11,235
U.S. Treasury Note	4.125%	8/15/2010	4,346	4,601
U.S. Treasury Note	5.750%	8/15/2010	1,300	1,425
U.S. Treasury Note	3.875%	9/15/2010	5,425	5,721
U.S. Treasury Note	4.250%	10/15/2010	750	799
U.S. Treasury Note	4.500%	11/15/2010	4,400	4,722
U.S. Treasury Note	4.500%	2/28/2011	3,190	3,440
U.S. Treasury Note	4.750%	3/31/2011	1,500	1,630
U.S. Treasury Note	4.875%	4/30/2011	3,025	3,299
U.S. Treasury Note	4.875%	5/31/2011	75,550	82,538
U.S. Treasury Note	5.125%	6/30/2011	38,800	42,747
U.S. Treasury Note	4.875%	7/31/2011	17,250	18,889
U.S. Treasury Note	4.625%	8/31/2011	177,375	192,812
U.S. Treasury Note	4.500%	9/30/2011	296,545	321,704
U.S. Treasury Note	4.625%	10/31/2011	273,070	297,603
U.S. Treasury Note	4.500%	11/30/2011	501,200	544,509
U.S. Treasury Note	4.625%	12/31/2011	200	219
U.S. Treasury Note	4.625%	2/29/2012	134,020	146,312
U.S. Treasury Note	4.500%	3/31/2012	29,050	31,578
U.S. Treasury Note	4.500%	4/30/2012	249,835	271,656
U.S. Treasury Note	4.750%	5/31/2012	549,855	603,466
U.S. Treasury Note	4.875%	6/30/2012	60,275	66,472
U.S. Treasury Note	4.625%	7/31/2012	235,150	257,268
U.S. Treasury Note	4.125%	8/31/2012	64,390	69,108
U.S. Treasury Note	4.250%	9/30/2012	50,110	54,197
U.S. Treasury Note	3.375%	11/30/2012	2,700	2,815
U.S. Treasury Note	3.875%	2/15/2013	480	513
U.S. Treasury Note	2.750%	2/28/2013	83,750	84,954
U.S. Treasury Note	4.250%	8/15/2013	96,875	105,503
U.S. Treasury Note	4.250%	11/15/2013	391,700	427,627
U.S. Treasury Note	4.000%	2/15/2014	8,800	9,493
U.S. Treasury Note	4.750%	5/15/2014	310,025	348,099
U.S. Treasury Note	4.250%	8/15/2014	165,875	181,323
U.S. Treasury Note	4.250%	11/15/2014	3,875	4,237
U.S. Treasury Note	4.125%	5/15/2015	383,300	414,443
U.S. Treasury Note	4.500%	11/15/2015	825	912
U.S. Treasury Note	4.500%	2/15/2016	1,925	2,119
U.S. Treasury Note	5.125%	5/15/2016	194,800	221,860
U.S. Treasury Note	4.875%	8/15/2016	8,805	9,862
U.S. Treasury Note	4.750%	8/15/2017	6,910	7,645

				14,572,578

Agency Bonds and Notes (8.6%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	15,150	15,866
1 Federal Farm Credit Bank	4.125%	4/15/2009	9,150	9,336
1 Federal Farm Credit Bank	5.250%	8/3/2009	13,225	13,750
1 Federal Farm Credit Bank	5.000%	10/23/2009	5,000	5,208
1 Federal Farm Credit Bank	5.250%	9/13/2010	5,200	5,541
1 Federal Farm Credit Bank	3.750%	12/6/2010	14,625	15,080
1 Federal Farm Credit Bank	4.875%	2/18/2011	30,000	31,820
1 Federal Farm Credit Bank	5.375%	7/18/2011	28,750	30,997
1 Federal Farm Credit Bank	4.500%	10/17/2012	14,100	14,867
1 Federal Farm Credit Bank	4.875%	12/16/2015	1,575	1,659
1 Federal Farm Credit Bank	5.125%	8/25/2016	10,325	11,064
1 Federal Farm Credit Bank	4.875%	1/17/2017	9,500	9,997
1 Federal Home Loan Bank	4.750%	4/24/2009	75,000	77,013
1 Federal Home Loan Bank	5.790%	4/27/2009	900	934
1 Federal Home Loan Bank	5.375%	7/17/2009	30,900	32,151
1 Federal Home Loan Bank	5.250%	8/5/2009	5,025	5,223
1 Federal Home Loan Bank	5.250%	9/11/2009	28,900	30,124
1 Federal Home Loan Bank	5.000%	9/18/2009	12,200	12,698
1 Federal Home Loan Bank	4.500%	10/9/2009	95,000	98,278
1 Federal Home Loan Bank	5.000%	12/11/2009	19,600	20,483
1 Federal Home Loan Bank	3.750%	1/8/2010	1,650	1,694
1 Federal Home Loan Bank	3.875%	1/15/2010	79,100	81,392
1 Federal Home Loan Bank	2.750%	3/12/2010	15,100	15,222
1 Federal Home Loan Bank	4.375%	3/17/2010	95,000	98,884
1 Federal Home Loan Bank	4.875%	5/14/2010	4,600	4,844
1 Federal Home Loan Bank	7.625%	5/14/2010	71,925	79,686
1 Federal Home Loan Bank	4.375%	9/17/2010	40,000	41,865
1 Federal Home Loan Bank	4.750%	12/10/2010	5,300	5,602
1 Federal Home Loan Bank	3.625%	12/17/2010	10,800	11,130
1 Federal Home Loan Bank	5.375%	8/19/2011	41,425	44,883
1 Federal Home Loan Bank	4.875%	11/18/2011	25,750	27,523
1 Federal Home Loan Bank	4.625%	10/10/2012	41,875	44,473
1 Federal Home Loan Bank	3.375%	2/27/2013	12,500	12,585
1 Federal Home Loan Bank	3.875%	6/14/2013	30,625	31,425
1 Federal Home Loan Bank	5.375%	6/14/2013	15,000	16,399
1 Federal Home Loan Bank	5.125%	8/14/2013	96,000	104,340
1 Federal Home Loan Bank	5.250%	9/13/2013	2,500	2,715
1 Federal Home Loan Bank	4.500%	9/16/2013	82,350	86,395
1 Federal Home Loan Bank	5.500%	8/13/2014	91,375	101,263
1 Federal Home Loan Bank	5.375%	5/18/2016	43,850	48,163
1 Federal Home Loan Bank	5.625%	6/13/2016	2,950	3,142
1 Federal Home Loan Bank	4.750%	12/16/2016	99,175	104,607
1 Federal Home Loan Bank	4.875%	5/17/2017	29,600	31,474
1 Federal Home Loan Bank	5.250%	12/11/2020	9,225	9,890
1 Federal Home Loan Bank	5.500%	7/15/2036	11,000	12,011
1 Federal Home Loan Mortgage Corp.	3.375%	4/15/2009	100,000	101,208
1 Federal Home Loan Mortgage Corp.	3.750%	5/12/2009	3,130	3,184
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	58,400	60,390
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	212,675	219,721
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	36,065	38,364
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	81,425	88,763
1 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	22,200	22,456
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	127,947	132,864
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	38,683	42,716
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	35,250	37,308
1 Federal Home Loan Mortgage Corp.	3.250%	2/25/2011	18,500	18,821
1 Federal Home Loan Mortgage Corp.	5.625%	3/15/2011	50,000	54,183
1 Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	60,000	64,133
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	33,800	37,079
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	15,000	16,128
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	82,000	90,160
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	50,000	54,834
1 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	38,850	41,246
1 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	17,950	18,653
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	81,325	85,821
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	11,800	12,421
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	114,925	122,601
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	90,650	97,713
1 Federal Home Loan Mortgage Corp.	0.000%	11/24/2014	9,500	7,711
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	67,950	71,526
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	75,000	81,297
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/2017	10,000	10,676
1 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	40,000	44,202
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	29,521	28,712
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	14,000	17,381
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	66,750	83,702
1 Federal National Mortgage Assn.	4.875%	4/15/2009	7,000	7,190
1 Federal National Mortgage Assn.	4.250%	5/15/2009	35,050	35,880
1 Federal National Mortgage Assn.	6.375%	6/15/2009	49,412	51,904
1 Federal National Mortgage Assn.	5.125%	7/13/2009	97,000	100,590
1 Federal National Mortgage Assn.	6.625%	9/15/2009	174,315	185,426
1 Federal National Mortgage Assn.	7.250%	1/15/2010	89,090	96,833
1 Federal National Mortgage Assn.	3.250%	2/10/2010	21,800	22,185
1 Federal National Mortgage Assn.	3.875%	2/15/2010	32,900	33,891
1 Federal National Mortgage Assn.	4.750%	3/12/2010	34,350	35,962
1 Federal National Mortgage Assn.	4.125%	5/15/2010	20,000	20,750
1 Federal National Mortgage Assn.	7.125%	6/15/2010	25	28
1 Federal National Mortgage Assn.	4.750%	12/15/2010	16,100	17,053
1 Federal National Mortgage Assn.	6.250%	2/1/2011	16,665	18,114
1 Federal National Mortgage Assn.	5.125%	4/15/2011	37,900	40,424
1 Federal National Mortgage Assn.	6.000%	5/15/2011	44,580	48,798
1 Federal National Mortgage Assn.	5.000%	10/15/2011	86,925	93,042
1 Federal National Mortgage Assn.	6.125%	3/15/2012	87,705	97,809
1 Federal National Mortgage Assn.	4.875%	5/18/2012	18,425	19,710
1 Federal National Mortgage Assn.	4.375%	9/15/2012	31,525	33,167
1 Federal National Mortgage Assn.	3.625%	2/12/2013	22,225	22,593
1 Federal National Mortgage Assn.	4.750%	2/21/2013	5,000	5,319
1 Federal National Mortgage Assn.	4.375%	3/15/2013	90,240	94,710
1 Federal National Mortgage Assn.	4.625%	5/1/2013	15,850	16,262
1 Federal National Mortgage Assn.	4.625%	10/15/2013	90,625	96,030
1 Federal National Mortgage Assn.	5.125%	1/2/2014	3,925	4,088
1 Federal National Mortgage Assn.	4.125%	4/15/2014	75,000	77,353
1 Federal National Mortgage Assn.	4.625%	10/15/2014	50,000	52,803
1 Federal National Mortgage Assn.	5.000%	4/15/2015	20,000	21,594
1 Federal National Mortgage Assn.	4.375%	10/15/2015	70,000	72,392
1 Federal National Mortgage Assn.	8.200%	3/10/2016	50	64
1 Federal National Mortgage Assn.	5.375%	7/15/2016	20,000	21,940
1 Federal National Mortgage Assn.	5.250%	9/15/2016	54,975	59,706
1 Federal National Mortgage Assn.	4.875%	12/15/2016	6,475	6,874
1 Federal National Mortgage Assn.	5.000%	2/13/2017	93,425	99,771
1 Federal National Mortgage Assn.	5.000%	5/11/2017	50,000	53,437
1 Federal National Mortgage Assn.	6.250%	5/15/2029	1,375	1,618
1 Federal National Mortgage Assn.	7.125%	1/15/2030	805	1,045
1 Federal National Mortgage Assn.	7.250%	5/15/2030	101,501	133,563
1 Federal National Mortgage Assn.	6.625%	11/15/2030	17,460	21,589
1 Federal National Mortgage Assn.	5.625%	7/15/2037	5,650	6,250
Private Export Funding Corp.	7.200%	1/15/2010	31,825	34,549
Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/2019	550	740
Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/2020	280	396
Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/2030	110	163
Small Business Administration Variable Rate Interest Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/2017	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	5,525	6,132
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	3,900	4,332
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	3,000	3,339
1 Tennessee Valley Auth.	5.625%	1/18/2011	275	297
1 Tennessee Valley Auth.	5.500%	7/18/2017	19,800	21,830
1 Tennessee Valley Auth.	4.500%	4/1/2018	5,850	5,964
1 Tennessee Valley Auth.	7.125%	5/1/2030	32,625	41,956
1 Tennessee Valley Auth.	4.650%	6/15/2035	4,400	4,187
1 Tennessee Valley Auth.	4.875%	1/15/2048	8,600	8,407
1 Tennessee Valley Auth.	5.375%	4/1/2056	7,150	7,739

				5,237,680

Mortgage-Backed Securities (39.0%)
Conventional Mortgage-Backed Securities (35.6%)
12 Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-2/1/2021	174,412	171,899
12 Federal Home Loan Mortgage Corp.	4.500%	8/1/2008-9/1/2035	524,150	519,167
12 Federal Home Loan Mortgage Corp.	5.000%	7/1/2009-10/1/2037	1,788,299	1,782,049
12 Federal Home Loan Mortgage Corp.	5.500%	11/1/2008-1/1/2038	3,050,120	3,087,544
12 Federal Home Loan Mortgage Corp.	6.000%	7/1/2008-1/1/2038	2,065,999	2,121,622
12 Federal Home Loan Mortgage Corp.	6.500%	6/1/2008-12/1/2037	364,374	378,849
12 Federal Home Loan Mortgage Corp.	7.000%	6/1/2008-1/1/2037	53,796	56,765
12 Federal Home Loan Mortgage Corp.	7.500%	8/1/2008-2/1/2032	11,549	12,327
12 Federal Home Loan Mortgage Corp.	8.000%	11/1/2009-1/1/2032	8,462	9,141
12 Federal Home Loan Mortgage Corp.	8.500%	4/1/2010-7/1/2031	1,466	1,601
12 Federal Home Loan Mortgage Corp.	9.000%	7/1/2016-3/1/2031	1,000	1,096
12 Federal Home Loan Mortgage Corp.	9.500%	4/1/2016-6/1/2025	226	249
12 Federal Home Loan Mortgage Corp.	10.000%	7/1/2009-4/1/2025	71	77
12 Federal Home Loan Mortgage Corp.	10.500%	12/1/2015	1	1
12 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	96,545	95,393
12 Federal National Mortgage Assn.	4.500%	2/1/2010-4/1/2037	926,284	919,154
12 Federal National Mortgage Assn.	5.000%	9/1/2009-4/1/2038	3,030,897	3,022,282
12 Federal National Mortgage Assn.	5.500%	11/1/2008-4/1/2038	3,313,002	3,355,470
12 Federal National Mortgage Assn.	6.000%	7/1/2008-4/1/2038	2,435,365	2,499,014
12 Federal National Mortgage Assn.	6.500%	6/1/2008-4/1/2038	982,137	1,018,526
12 Federal National Mortgage Assn.	7.000%	5/1/2008-4/1/2038	334,562	351,416
12 Federal National Mortgage Assn.	7.500%	4/1/2008-12/1/2032	15,750	16,823
12 Federal National Mortgage Assn.	8.000%	1/1/2010-9/1/2031	4,668	5,036
12 Federal National Mortgage Assn.	8.500%	10/1/2009-5/1/2032	1,810	1,963
12 Federal National Mortgage Assn.	9.000%	2/1/2017-8/1/2030	411	451
12 Federal National Mortgage Assn.	9.500%	7/1/2010-11/1/2025	539	590
12 Federal National Mortgage Assn.	10.000%	10/1/2014-11/1/2019	124	132
12 Federal National Mortgage Assn.	10.500%	5/1/2010-8/1/2020	10	10
12 Federal National Mortgage Assn.	11.000%	9/1/2019	8	8
2 Government National Mortgage Assn.	4.000%	8/15/2018-9/15/2018	1,860	1,832
2 Government National Mortgage Assn.	4.500%	6/15/2018-3/15/2036	34,694	34,152
2 Government National Mortgage Assn.	5.000%	11/15/2017-4/1/2038	372,068	372,245
2 Government National Mortgage Assn.	5.500%	3/15/2015-4/1/2038	701,927	715,398
2 Government National Mortgage Assn.	6.000%	3/15/2009-4/1/2038	666,512	687,219
2 Government National Mortgage Assn.	6.500%	5/15/2008-4/1/2038	312,394	324,540
2 Government National Mortgage Assn.	7.000%	6/15/2008-9/15/2036	29,231	30,970
2 Government National Mortgage Assn.	7.250%	9/15/2025	52	56
2 Government National Mortgage Assn.	7.500%	6/15/2008-6/15/2032	10,689	11,492
2 Government National Mortgage Assn.	7.750%	2/15/2030	8	8
2 Government National Mortgage Assn.	8.000%	6/15/2008-12/15/2030	7,198	7,807
2 Government National Mortgage Assn.	8.500%	5/15/2010-3/15/2031	1,554	1,693
2 Government National Mortgage Assn.	9.000%	10/15/2008-2/15/2031	3,406	3,682
2 Government National Mortgage Assn.	9.500%	5/15/2016-9/15/2025	769	847
2 Government National Mortgage Assn.	10.000%	2/15/2018-2/15/2025	312	348
2 Government National Mortgage Assn.	10.500%	7/15/2015-4/15/2025	234	259
2 Government National Mortgage Assn.	11.000%	1/15/2010-11/15/2015	31	34
2 Government National Mortgage Assn.	11.500%	3/15/2010-4/15/2016	37	39
Nonconventional Mortgage-Backed Securities (3.4%)
12 Federal Home Loan Mortgage Corp.	4.086%	4/1/2035	1,087	1,082
12 Federal Home Loan Mortgage Corp.	4.290%	4/1/2036	21,510	21,439
12 Federal Home Loan Mortgage Corp.	4.399%	12/1/2034	23,344	23,392
12 Federal Home Loan Mortgage Corp.	4.582%	9/1/2034	12,358	12,459
12 Federal Home Loan Mortgage Corp.	4.600%	11/1/2034	17,214	17,163
12 Federal Home Loan Mortgage Corp.	4.609%	4/1/2035	12,132	12,219
12 Federal Home Loan Mortgage Corp.	4.654%	7/1/2035	15,001	14,934
12 Federal Home Loan Mortgage Corp.	4.655%	12/1/2035	17,211	17,309
12 Federal Home Loan Mortgage Corp.	4.692%	12/1/2034	7,559	7,646
12 Federal Home Loan Mortgage Corp.	4.794%	7/1/2035	29,139	29,370
12 Federal Home Loan Mortgage Corp.	4.828%	3/1/2036	26,350	26,552
12 Federal Home Loan Mortgage Corp.	4.986%	5/1/2035	20,001	20,165
12 Federal Home Loan Mortgage Corp.	5.262%	3/1/2036	21,342	21,735
12 Federal Home Loan Mortgage Corp.	5.288%	12/1/2036	13,773	13,931
12 Federal Home Loan Mortgage Corp.	5.291%	3/1/2037	14,686	14,804
12 Federal Home Loan Mortgage Corp.	5.293%	3/1/2038	19,815	19,714
12 Federal Home Loan Mortgage Corp.	5.322%	12/1/2035	12,696	12,875
12 Federal Home Loan Mortgage Corp.	5.424%	3/1/2037	14,377	14,531
12 Federal Home Loan Mortgage Corp.	5.446%	4/1/2037	24,468	24,723
12 Federal Home Loan Mortgage Corp.	5.455%	1/1/2037	11,191	11,340
12 Federal Home Loan Mortgage Corp.	5.486%	2/1/2036	17,282	17,496
12 Federal Home Loan Mortgage Corp.	5.558%	7/1/2036	15,208	15,554
12 Federal Home Loan Mortgage Corp.	5.578%	6/1/2037	10,020	10,217
12 Federal Home Loan Mortgage Corp.	5.582%	5/1/2036	24,762	25,480
12 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	18,360	18,709
12 Federal Home Loan Mortgage Corp.	5.697%	12/1/2036	26,257	26,714
12 Federal Home Loan Mortgage Corp.	5.704%	3/1/2037	34,806	35,441
12 Federal Home Loan Mortgage Corp.	5.715%	9/1/2036	40,185	41,242
12 Federal Home Loan Mortgage Corp.	5.771%	5/1/2036	21,032	21,611
12 Federal Home Loan Mortgage Corp.	5.830%	10/1/2037	33,259	33,948
12 Federal Home Loan Mortgage Corp.	5.832%	6/1/2037	12,959	13,259
12 Federal Home Loan Mortgage Corp.	5.850%	4/1/2037	190	192
12 Federal Home Loan Mortgage Corp.	5.860%	4/1/2037	47,809	48,671
12 Federal Home Loan Mortgage Corp.	5.872%	5/1/2037	27,781	27,973
12 Federal Home Loan Mortgage Corp.	5.885%	12/1/2036	9,517	9,780
12 Federal Home Loan Mortgage Corp.	5.892%	6/1/2037	19,231	19,661
12 Federal Home Loan Mortgage Corp.	5.964%	10/1/2037	5,398	5,493
12 Federal Home Loan Mortgage Corp.	6.057%	3/1/2037	1,112	1,139
12 Federal Home Loan Mortgage Corp.	6.074%	3/1/2037	1,430	1,453
12 Federal Home Loan Mortgage Corp.	6.115%	12/1/2036	20,761	21,242
12 Federal Home Loan Mortgage Corp.	6.125%	8/1/2037	25,622	26,150
12 Federal Home Loan Mortgage Corp.	6.404%	6/1/2037	21,420	21,814
12 Federal Home Loan Mortgage Corp.	6.518%	2/1/2037	16,447	16,843
12 Federal National Mortgage Assn.	4.005%	7/1/2035	11,525	11,279
12 Federal National Mortgage Assn.	4.137%	5/1/2034	11,680	11,630
12 Federal National Mortgage Assn.	4.423%	8/1/2035	33,822	33,941
12 Federal National Mortgage Assn.	4.455%	7/1/2035	11,892	11,898
12 Federal National Mortgage Assn.	4.574%	1/1/2035	13,735	13,846
12 Federal National Mortgage Assn.	4.587%	11/1/2034	29,221	29,166
12 Federal National Mortgage Assn.	4.595%	12/1/2034	18,030	18,027
12 Federal National Mortgage Assn.	4.615%	10/1/2036	11,174	11,376
12 Federal National Mortgage Assn.	4.626%	4/1/2036	16,339	16,546
12 Federal National Mortgage Assn.	4.646%	11/1/2033	10,620	10,721
12 Federal National Mortgage Assn.	4.650%	9/1/2034	8,063	8,041
12 Federal National Mortgage Assn.	4.656%	8/1/2035	21,104	21,035
12 Federal National Mortgage Assn.	4.689%	11/1/2034	18,291	18,389
12 Federal National Mortgage Assn.	4.690%	10/1/2034	13,643	13,647
12 Federal National Mortgage Assn.	4.732%	8/1/2035	10,649	10,749
12 Federal National Mortgage Assn.	4.742%	9/1/2035	13,254	13,337
12 Federal National Mortgage Assn.	4.744%	9/1/2034	6,126	6,191
12 Federal National Mortgage Assn.	4.751%	5/1/2035	6,933	6,990
12 Federal National Mortgage Assn.	4.756%	6/1/2034	10,374	10,501
12 Federal National Mortgage Assn.	4.758%	10/1/2034	18,329	18,409
12 Federal National Mortgage Assn.	4.777%	4/1/2036	35,048	35,802
12 Federal National Mortgage Assn.	4.835%	4/1/2037	14,652	14,755
12 Federal National Mortgage Assn.	4.848%	11/1/2035	38,886	39,107
12 Federal National Mortgage Assn.	4.864%	12/1/2035	26,977	27,053
12 Federal National Mortgage Assn.	4.881%	7/1/2035	17,623	17,673
12 Federal National Mortgage Assn.	4.944%	7/1/2035	7,704	7,798
12 Federal National Mortgage Assn.	4.949%	5/1/2037	28,675	28,815
12 Federal National Mortgage Assn.	4.969%	11/1/2034	5,913	5,900
12 Federal National Mortgage Assn.	4.974%	10/1/2035	26,762	27,174
12 Federal National Mortgage Assn.	5.036%	8/1/2037	45,644	45,907
12 Federal National Mortgage Assn.	5.053%	11/1/2035	27,297	27,584
12 Federal National Mortgage Assn.	5.074%	2/1/2036	12,528	12,704
12 Federal National Mortgage Assn.	5.081%	12/1/2035	31,333	31,752
12 Federal National Mortgage Assn.	5.128%	1/1/2036	16,542	16,856
12 Federal National Mortgage Assn.	5.134%	12/1/2035	33,880	34,431
12 Federal National Mortgage Assn.	5.198%	3/1/2038	20,110	20,073
12 Federal National Mortgage Assn.	5.270%	3/1/2037	18,787	19,065
12 Federal National Mortgage Assn.	5.376%	2/1/2036	20,002	20,440
12 Federal National Mortgage Assn.	5.452%	5/1/2037	7,643	7,723
12 Federal National Mortgage Assn.	5.464%	2/1/2036	21,355	21,656
12 Federal National Mortgage Assn.	5.608%	7/1/2036	14,036	14,417
12 Federal National Mortgage Assn.	5.614%	1/1/2037	17,190	17,508
12 Federal National Mortgage Assn.	5.641%	3/1/2037	15,862	16,131
12 Federal National Mortgage Assn.	5.664%	6/1/2036	19,309	19,762
12 Federal National Mortgage Assn.	5.679%	2/1/2037	33,833	34,526
12 Federal National Mortgage Assn.	5.685%	3/1/2037	43,350	44,245
12 Federal National Mortgage Assn.	5.687%	6/1/2037	11,763	11,956
12 Federal National Mortgage Assn.	5.692%	2/1/2037	20,351	20,817
12 Federal National Mortgage Assn.	5.718%	9/1/2036	14,981	15,275
12 Federal National Mortgage Assn.	5.739%	3/1/2037	32,218	32,788
12 Federal National Mortgage Assn.	5.742%	12/1/2036	46,813	47,713
12 Federal National Mortgage Assn.	5.758%	4/1/2036	15,320	15,601
12 Federal National Mortgage Assn.	5.769%	12/1/2037	36,972	37,247
12 Federal National Mortgage Assn.	5.783%	4/1/2037	13,010	13,204
12 Federal National Mortgage Assn.	5.791%	4/1/2037	22,183	22,437
12 Federal National Mortgage Assn.	5.801%	1/1/2036	9,269	9,413
12 Federal National Mortgage Assn.	5.812%	6/1/2037	32,486	33,169
12 Federal National Mortgage Assn.	5.889%	9/1/2036	16,820	17,220
12 Federal National Mortgage Assn.	5.980%	11/1/2036	15,963	16,493
12 Federal National Mortgage Assn.	6.033%	10/1/2037	25,794	26,312
12 Federal National Mortgage Assn.	6.084%	8/1/2037	21,467	22,113
12 Federal National Mortgage Assn.	6.095%	6/1/2036	4,629	4,752
12 Federal National Mortgage Assn.	6.613%	9/1/2037	30,992	31,776
2 Government National Mortgage Assn.	6.375%	6/20/2029	561	571
2 Government National Mortgage Assn.	7.900%	2/15/2021	7	7

				23,702,181

Total U.S. Government and Agency Obligations
(Cost $42,158,090)				43,512,439

Corporate Bonds (25.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.5%)
234 American Express Credit Account Master Trust	2.807%	8/15/2011	17,350	17,269
23 American Express Credit Account Master Trust	2.818%	3/15/2011	1,500	1,497
23 American Express Credit Account Master Trust	2.897%	9/15/2011	40,000	39,841
23 American Express Credit Account Master Trust	2.908%	3/15/2012	132,100	130,656
23 American Express Credit Account Master Trust	2.998%	11/15/2010	3,000	3,000
4 BA Covered Bond Issuer	5.500%	6/14/2012	47,250	50,360
234 BMW Floorplan Master Owner Trust	2.818%	9/17/2011	28,000	26,808
2 Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	18,600	18,326
2 Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	7,828	7,857
2 Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	2,690	2,564
2 Banc of America Commercial Mortgage, Inc.	5.634%	7/10/2046	13,725	13,651
2 Banc of America Commercial Mortgage, Inc.	5.414%	9/10/2047	9,700	9,517
23 Bank One Issuance Trust	2.927%	6/15/2011	12,300	12,275
23 Bank One Issuance Trust	2.927%	12/15/2010	23,450	23,447
23 Bank One Issuance Trust	2.927%	2/15/2011	200,000	199,844
23 Bank of America Credit Card Trust	3.038%	4/16/2012	23,886	23,574
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/2033	9,900	9,665
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/2038	20,000	19,930
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/2038	20,000	18,606
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.456%	3/11/2039	42,000	41,743
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/2039	10,000	9,150
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/2040	9,000	8,313
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/2040	32,425	31,880
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/2042	16,125	15,944
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	11,750	11,405
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	50,000	49,299
2 CIT Group Home Equity Loan Trust	6.200%	2/25/2030	1,479	1,535
23 Capital One Master Trust	3.008%	6/15/2011	14,000	13,984
23 Capital One Multi-Asset Execution Trust	2.908%	1/17/2012	50,000	49,827
23 Capital One Multi-Asset Execution Trust	2.998%	9/15/2011	75,630	75,485
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	45,247	45,253
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	43,450	41,130
23 Capital One Prime Auto Receivables Trust	2.837%	4/15/2011	30,461	30,184
2 Chase Commercial Mortgage Securities Corp.	6.390%	11/18/2030	15,745	15,734
23 Chase Credit Card Master Trust	2.927%	10/15/2010	1,411	1,410
23 Chase Credit Card Master Trust	2.927%	2/15/2011	11,875	11,851
23 Chase Credit Card Master Trust	2.937%	1/17/2011	48,350	48,270
23 Chase Credit Card Master Trust	2.987%	9/15/2011	7,000	6,970
23 Chase Issuance Trust	2.828%	12/15/2010	244,486	244,442
23 Chase Issuance Trust	2.828%	2/15/2011	30,500	30,510
23 Chase Issuance Trust	2.837%	2/15/2012	23,678	23,528
23 Chase Issuance Trust	2.837%	11/15/2011	30,820	30,587
2 Chase Issuance Trust	4.650%	12/17/2012	39,225	40,123
2 Chase Issuance Trust	4.650%	3/15/2015	38,500	38,487
23 Citibank Credit Card Issuance Trust	3.265%	11/7/2011	71,900	70,939
23 Citibank Credit Card Issuance Trust	2.828%	12/15/2010	21,820	21,738
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	42,000	41,937
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	5,000	5,002
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	775	785
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,250	1,274
24 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	18,025	20,228
2 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/2044	22,750	22,721
2 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	40,075	38,879
24 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	12,189	12,189
2 Countrywide Home Loans	4.077%	5/25/2033	8,520	7,674
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	36,000	34,985
2 Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/2041	14,408	14,595
2 Credit Suisse Mortgage Capital Certificates	5.554%	2/15/2039	35,100	34,918
2 Credit Suisse Mortgage Capital Certificates	5.311%	12/15/2039	34,410	33,385
2 DaimlerChrysler Auto Trust	4.200%	7/8/2010	7,535	7,554
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	20,579	20,748
2 DaimlerChrysler Auto Trust	3.700%	6/8/2012	9,500	9,466
23 DaimlerChrysler Master Owner Trust	2.842%	12/15/2010	57,000	56,538
23 Discover Card Master Trust I	2.837%	5/15/2011	96,400	96,059
23 Discover Card Master Trust I	2.927%	5/15/2011	13,650	13,609
2 Federal Housing Administration	7.430%	10/1/2020	5	5
2 Fifth Third Auto Trust	4.070%	1/17/2012	24,000	24,000
2 First Union National Bank Commercial Mortgage Trust	6.223%	12/12/2033	12,550	12,469
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	2,720	2,722
2 Ford Credit Auto Owner Trust	4.370%	10/15/2012	18,800	18,790
23 Ford Credit Floor Plan Master Owner Trust	2.968%	5/15/2010	36,050	36,005
2 GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	17,000	17,043
2 GE Capital Commercial Mortgage Corp.	6.290%	8/11/2033	3,000	2,994
2 GE Capital Commercial Mortgage Corp.	5.994%	12/10/2035	1,990	1,986
2 GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	12,200	12,082
2 GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	1,340	1,255
2 GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	20,000	18,714
23 GE Capital Credit Card Master Note Trust	2.828%	6/15/2011	44,000	43,957
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	43,350	44,193
2 GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	16,149	16,134
2 GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	10,632	10,865
2 GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	13,986	14,013
2 GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/2034	16,500	16,643
2 GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/2035	7,252	7,245
2 GS Mortgage Securities Corp. II	4.608%	1/10/2040	20,000	18,464
2 GS Mortgage Securities Corp. II	5.799%	8/10/2045	19,150	19,178
23 Gracechurch Card Funding PLC	2.828%	6/15/2010	110,700	110,380
23 Gracechurch Card Funding PLC	2.828%	9/15/2010	143,000	142,089
23 Gracechurch Card Funding PLC	2.828%	11/15/2010	16,700	16,553
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	10,617	10,638
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	9,663	9,761
2 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	43,365	43,720
2 JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/2033	19,238	19,202
2 JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/2034	11,000	10,291
2 JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/2037	15,000	14,078
2 JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/2037	1,790	1,678
2 JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/2037	12,180	11,638
2 JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/2043	34,762	34,503
2 JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/2049	43,450	42,903
2 JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/2049	28,375	28,390
2 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	16,225	16,104
2 LB Commerical Conduit Mortgage Trust	6.780%	6/15/2031	24,288	24,387
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/2026	17,669	18,062
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	20,925	20,487
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	8,190	8,114
2 LB-UBS Commercial Mortgage Trust	5.866%	9/15/2045	27,300	27,245
23 MBNA Credit Card Master Note Trust	2.818%	12/15/2010	186,219	185,899
23 MBNA Credit Card Master Note Trust	2.837%	2/15/2012	72,000	70,849
23 MBNA Credit Card Master Note Trust	2.897%	3/15/2012	100,000	99,287
23 MBNA Credit Card Master Note Trust	2.948%	2/15/2011	161,525	161,267
23 MBNA Credit Card Master Note Trust	4.408%	12/15/2011	4,500	4,456
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	28,262	28,389
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	62,654	66,060
23 Merrill Lynch Mortgage Trust	5.829%	6/12/2050	6,577	6,594
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/2048	15,700	15,213
2 Morgan Stanley Capital I	6.480%	11/15/2030	1,301	1,250
2 Morgan Stanley Capital I	5.230%	9/15/2042	21,650	21,213
2 Morgan Stanley Capital I	6.280%	1/11/2043	20,150	20,768
2 Morgan Stanley Capital I	5.809%	12/12/2049	18,200	18,076
2 Morgan Stanley Dean Witter Capital I	6.660%	2/15/2033	4,962	4,999
2 Morgan Stanley Dean Witter Capital I	6.390%	7/15/2033	4,842	5,062
2 Morgan Stanley Dean Witter Capital I	4.920%	3/12/2035	20,000	18,649
2 Morgan Stanley Dean Witter Capital I	6.390%	10/15/2035	5,000	4,989
2 Morgan Stanley Dean Witter Capital I	4.740%	11/13/2036	1,340	1,248
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	4,923	4,930
2 Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/2012	1,732	1,760
2 PECO Energy Transition Trust	6.130%	3/1/2009	141	142
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	8,625	8,773
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	13,650	14,101
2 PP&L Transition Bond Co. LLC	7.150%	6/25/2009	418	427
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	19,800	21,938
2 Prudential Securities Secured Financing	7.193%	6/16/2031	3,693	3,715
2 Public Service New Hampshire Funding LLC	5.730%	11/1/2010	158	160
2 Residential Asset Securities Corp.	6.489%	10/25/2030	446	444
2 Salomon Brothers Mortgage Securities VII	4.115%	9/25/2033	27,137	26,921
2 USAA Auto Owner Trust	4.550%	2/16/2010	11,090	11,107
2 USAA Auto Owner Trust	5.360%	2/15/2011	17,530	17,698
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	7,165	7,177
2 Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/2034	2,108	2,042
2 Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/2034	900	840
2 Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	900	839
2 World Omni Auto Receivables Trust	3.940%	10/15/2012	19,200	19,098

				3,936,314

Finance (8.3%)
Banking (3.5%)
Abbey National PLC	7.950%	10/26/2029	11,965	12,959
AmSouth Bank NA	5.200%	4/1/2015	6,200	5,760
Associates Corp. of North America	6.950%	11/1/2018	350	361
BAC Capital Trust XI	6.625%	5/23/2036	6,325	6,084
2 BB&T Capital Trust IV	6.820%	6/12/2057	4,825	4,050
BB&T Corp.	6.500%	8/1/2011	2,990	3,150
BB&T Corp.	4.750%	10/1/2012	7,025	7,057
BB&T Corp.	5.200%	12/23/2015	5,550	5,402
BB&T Corp.	5.625%	9/15/2016	6,950	6,857
BB&T Corp.	4.900%	6/30/2017	625	582
BB&T Corp.	5.250%	11/1/2019	4,275	4,028
BB&T Corp.	6.750%	6/7/2036	9,475	8,558
Banc One Corp.	7.625%	10/15/2026	1,475	1,653
4 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	23,425	26,348
Bank One Corp.	7.875%	8/1/2010	21,180	22,590
Bank One Corp.	5.250%	1/30/2013	4,725	4,847
Bank One Corp.	4.900%	4/30/2015	2,475	2,432
Bank of America Capital Trust XIV	5.630%	12/31/2049	7,880	6,122
Bank of America Corp.	4.500%	8/1/2010	9,850	10,061
Bank of America Corp.	4.250%	10/1/2010	6,025	6,120
Bank of America Corp.	4.375%	12/1/2010	6,100	6,210
Bank of America Corp.	5.375%	8/15/2011	6,050	6,283
Bank of America Corp.	6.250%	4/15/2012	4,775	5,102
Bank of America Corp.	4.875%	9/15/2012	4,525	4,635
Bank of America Corp.	4.875%	1/15/2013	1,940	1,986
Bank of America Corp.	5.375%	6/15/2014	3,750	3,869
Bank of America Corp.	5.125%	11/15/2014	27,725	28,326
Bank of America Corp.	5.250%	12/1/2015	12,950	12,647
Bank of America Corp.	5.750%	8/15/2016	13,925	14,269
Bank of America Corp.	5.625%	10/14/2016	15,300	15,797
Bank of America Corp.	5.300%	3/15/2017	26,925	27,061
Bank of America Corp.	5.420%	3/15/2017	19,900	19,818
Bank of America Corp.	6.100%	6/15/2017	6,650	7,104
Bank of America Corp.	6.000%	9/1/2017	1,550	1,636
Bank of America Corp.	5.750%	12/1/2017	8,825	9,204
Bank of America Corp.	5.625%	3/8/2035	7,700	6,476
Bank of America Corp.	6.000%	10/15/2036	17,150	16,747
Bank of America Corp.	6.500%	9/15/2037	2,950	2,955
Bank of New York Mellon	4.950%	1/14/2011	2,550	2,590
Bank of New York Mellon	6.375%	4/1/2012	400	432
Bank of New York Mellon	4.950%	11/1/2012	23,025	23,633
Bank of New York Mellon	4.500%	4/1/2013	2,650	2,679
Bank of New York Mellon	4.950%	3/15/2015	7,400	7,285
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	8,525	9,306
BankAmerica Capital II	8.000%	12/15/2026	100	104
2 Barclays Bank PLC	6.278%	12/29/2049	3,295	2,769
Barclays Bank PLC	5.450%	9/12/2012	6,100	6,351
Charter One Bank N.A.	5.500%	4/26/2011	13,150	13,745
2 Citigroup Capital XXI	8.300%	12/21/2057	19,325	19,140
Citigroup, Inc.	4.250%	7/29/2009	11,105	11,053
Citigroup, Inc.	4.125%	2/22/2010	4,175	4,178
Citigroup, Inc.	4.625%	8/3/2010	22,550	22,649
Citigroup, Inc.	6.500%	1/18/2011	16,870	17,415
Citigroup, Inc.	5.125%	2/14/2011	1,250	1,256
Citigroup, Inc.	5.100%	9/29/2011	41,120	41,201
Citigroup, Inc.	6.000%	2/21/2012	7,450	7,631
Citigroup, Inc.	5.250%	2/27/2012	11,850	11,971
Citigroup, Inc.	5.625%	8/27/2012	8,090	8,024
Citigroup, Inc.	5.300%	10/17/2012	27,950	28,086
Citigroup, Inc.	5.125%	5/5/2014	3,750	3,656
Citigroup, Inc.	5.000%	9/15/2014	20,293	19,046
Citigroup, Inc.	4.875%	5/7/2015	1,075	1,001
Citigroup, Inc.	4.700%	5/29/2015	4,075	3,786
Citigroup, Inc.	5.300%	1/7/2016	20,300	19,649
Citigroup, Inc.	5.850%	8/2/2016	4,300	4,256
Citigroup, Inc.	5.500%	2/15/2017	3,750	3,512
Citigroup, Inc.	6.000%	8/15/2017	18,300	18,069
Citigroup, Inc.	6.125%	11/21/2017	10,550	10,630
Citigroup, Inc.	6.625%	6/15/2032	1,525	1,432
Citigroup, Inc.	5.875%	2/22/2033	13,800	11,987
Citigroup, Inc.	6.000%	10/31/2033	2,575	2,178
Citigroup, Inc.	5.850%	12/11/2034	2,000	1,712
Citigroup, Inc.	6.125%	8/25/2036	9,475	8,399
Citigroup, Inc.	5.875%	5/29/2037	3,875	3,380
Citigroup, Inc.	6.875%	3/5/2038	22,925	22,863
Colonial Bank NA	6.375%	12/1/2015	1,425	1,281
Comerica Bank	5.750%	11/21/2016	12,700	12,273
Comerica Bank	5.200%	8/22/2017	5,450	5,019
Compass Bank	6.400%	10/1/2017	2,700	2,657
Compass Bank	5.900%	4/1/2026	2,400	2,200
2 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	6,500	5,214
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	1,900	1,927
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	6,975	7,023
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	24,600	25,342
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	9,275	9,609
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	10,125	10,458
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	10,650	11,128
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	3,950	4,185
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	5,110	5,381
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	19,350	18,694
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	14,815	14,722
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	1,175	1,210
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	2,825	3,081
Credit Suisse New York	6.000%	2/15/2018	5,200	5,189
Deutsche Bank AG London	5.375%	10/12/2012	20,925	21,869
Deutsche Bank AG London	6.000%	9/1/2017	22,225	23,402
Deutsche Bank Financial LLC	5.375%	3/2/2015	5,400	5,414
Fifth Third Bank	4.200%	2/23/2010	4,275	4,323
Fifth Third Bank	4.750%	2/1/2015	10,950	9,952
Fifth Third Bank	4.500%	6/1/2018	1,550	1,329
Fifth Third Bank	8.250%	3/1/2038	2,525	2,586
2 Fifth Third Cap Trust IV	6.500%	4/15/2067	4,350	3,103
First Tennessee Bank	5.050%	1/15/2015	1,825	1,597
First Union Institutional Capital I	8.040%	12/1/2026	1,825	1,888
FirstStar Bank	7.125%	12/1/2009	2,685	2,869
Fleet Capital Trust II	7.920%	12/11/2026	2,315	2,439
Golden West Financial Corp.	4.750%	10/1/2012	340	336
4 HBOS Treasury Services PLC	5.250%	2/21/2017	21,125	22,308
HSBC Bank PLC	6.950%	3/15/2011	11,350	11,944
HSBC Bank USA	3.875%	9/15/2009	925	925
HSBC Bank USA	4.625%	4/1/2014	4,125	4,029
HSBC Bank USA	5.875%	11/1/2034	2,475	2,199
HSBC Bank USA	5.625%	8/15/2035	4,825	4,186
HSBC Holdings PLC	7.500%	7/15/2009	2,040	2,115
HSBC Holdings PLC	7.625%	5/17/2032	1,250	1,358
HSBC Holdings PLC	7.350%	11/27/2032	2,515	2,668
HSBC Holdings PLC	6.500%	5/2/2036	22,475	21,809
HSBC Holdings PLC	6.500%	9/15/2037	16,575	16,243
4 ICICI Bank Ltd.	6.625%	10/3/2012	6,425	6,415
JPM Capital Trust	6.550%	9/29/2036	8,725	7,713
JPMorgan Capital Trust	5.875%	3/15/2035	4,225	3,591
JPMorgan Chase & Co.	6.750%	2/1/2011	14,862	15,789
JPMorgan Chase & Co.	5.600%	6/1/2011	37,400	39,229
JPMorgan Chase & Co.	4.500%	1/15/2012	9,400	9,505
JPMorgan Chase & Co.	6.625%	3/15/2012	12,575	13,421
JPMorgan Chase & Co.	5.375%	10/1/2012	26,725	27,813
JPMorgan Chase & Co.	5.750%	1/2/2013	7,150	7,451
JPMorgan Chase & Co.	5.375%	1/15/2014	2,575	2,606
JPMorgan Chase & Co.	4.875%	3/15/2014	19,540	19,200
JPMorgan Chase & Co.	5.125%	9/15/2014	12,960	12,971
JPMorgan Chase & Co.	4.750%	3/1/2015	2,800	2,752
JPMorgan Chase & Co.	5.250%	5/1/2015	9,250	9,261
JPMorgan Chase & Co.	5.150%	10/1/2015	3,860	3,849
JPMorgan Chase & Co.	5.875%	6/13/2016	5,075	5,264
JPMorgan Chase & Co.	6.125%	6/27/2017	14,975	15,723
JPMorgan Chase & Co.	6.000%	1/15/2018	6,250	6,566
JPMorgan Chase & Co.	5.850%	8/1/2035	825	698
JPMorgan Chase & Co.	6.800%	10/1/2037	6,150	5,685
JPMorgan Chase Capital XXII	6.450%	2/2/2037	12,275	10,536
Key Bank NA	7.000%	2/1/2011	725	765
Key Bank NA	5.500%	9/17/2012	6,800	6,951
Key Bank NA	5.800%	7/1/2014	1,175	1,161
Key Bank NA	4.950%	9/15/2015	7,175	6,798
Key Bank NA	5.450%	3/3/2016	7,175	6,537
MBNA America Bank NA	4.625%	8/3/2009	3,450	3,519
MBNA America Bank NA	6.625%	6/15/2012	3,465	3,801
MBNA Corp.	7.500%	3/15/2012	3,245	3,583
MBNA Corp.	6.125%	3/1/2013	2,200	2,374
MBNA Corp.	5.000%	6/15/2015	950	945
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	8,350	8,003
Marshall & Ilsley Bank	5.250%	9/4/2012	1,150	1,098
Marshall & Ilsley Bank	4.850%	6/16/2015	700	628
Marshall & Ilsley Bank	5.000%	1/17/2017	250	227
Marshall & Ilsley Corp.	4.375%	8/1/2009	2,675	2,670
Mellon Bank NA	4.750%	12/15/2014	3,650	3,607
Mellon Funding Corp.	3.250%	4/1/2009	2,775	2,777
Mellon Funding Corp.	6.400%	5/14/2011	450	478
Mellon Funding Corp.	5.000%	12/1/2014	1,100	1,089
NB Capital Trust II	7.830%	12/15/2026	5,000	5,166
NB Capital Trust IV	8.250%	4/15/2027	3,400	3,504
National City Bank	4.150%	8/1/2009	6,675	6,521
National City Bank	4.500%	3/15/2010	7,525	7,132
National City Bank	6.250%	3/15/2011	575	567
National City Bank	4.625%	5/1/2013	1,000	910
National City Corp.	4.900%	1/15/2015	500	393
National City Corp.	6.875%	5/15/2019	850	639
National Westminster Bank PLC	7.375%	10/1/2009	450	475
NationsBank Corp.	6.800%	3/15/2028	725	759
4 Nationwide Building Society	5.500%	7/18/2012	24,775	26,450
North Fork Bancorp., Inc.	5.875%	8/15/2012	250	237
4 Northern Rock PLC	5.625%	6/22/2017	46,200	47,184
PNC Bank NA	4.875%	9/21/2017	9,750	8,752
PNC Bank NA	6.000%	12/7/2017	1,425	1,381
PNC Bank NA	6.875%	4/1/2018	175	179
PNC Funding Corp.	4.500%	3/10/2010	500	503
PNC Funding Corp.	5.125%	12/14/2010	5,750	5,916
PNC Funding Corp.	5.250%	11/15/2015	10,250	9,531
PNC Funding Corp.	5.625%	2/1/2017	1,075	1,024
Regions Financial Corp.	4.375%	12/1/2010	1,000	1,017
Regions Financial Corp.	7.000%	3/1/2011	4,275	4,488
Regions Financial Corp.	6.375%	5/15/2012	13,100	13,306
2 Regions Financial Corp.	6.625%	5/15/2047	5,075	3,367
Regions Financial Corp.	7.375%	12/10/2037	4,950	4,545
Republic New York Corp.	7.750%	5/15/2009	4,300	4,408
Royal Bank of Canada	4.125%	1/26/2010	13,450	13,734
2 Royal Bank of Scotland Group PLC	5.512%	9/29/2049	6,774	5,565
2 Royal Bank of Scotland Group PLC	7.640%	3/31/2049	4,975	4,570
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	14,995	13,767
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	1,675	1,748
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	13,125	13,145
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	2,100	2,028
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	7,825	7,509
Santander Central Hispano Issuances	7.625%	9/14/2010	12,500	13,840
Santander Finance Issuances	6.375%	2/15/2011	1,400	1,485
Sanwa Bank Ltd.	8.350%	7/15/2009	5,600	5,938
Sanwa Bank Ltd.	7.400%	6/15/2011	12,800	13,926
Southtrust Corp.	5.800%	6/15/2014	3,075	3,165
Sovereign Bancorp, Inc.	4.800%	9/1/2010	8,275	8,112
Sovereign Bank	5.125%	3/15/2013	900	806
24 Standard Chartered PLC	6.409%	12/31/2049	7,100	5,834
State Street Capital Trust	5.300%	1/15/2016	3,425	3,365
Sumitomo Bank International Finance NV	8.500%	6/15/2009	6,475	6,859
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	16,075	18,458
2 SunTrust Banks, Inc.	5.853%		2,875	2,222
SunTrust Banks, Inc.	6.375%	4/1/2011	8,455	8,864
SunTrust Banks, Inc.	5.250%	11/5/2012	8,150	8,088
SunTrust Banks, Inc.	5.000%	9/1/2015	350	322
SunTrust Banks, Inc.	6.000%	9/11/2017	7,075	6,738
SunTrust Banks, Inc.	5.450%	12/1/2017	500	469
SunTrust Banks, Inc.	7.250%	3/15/2018	1,100	1,109
SunTrust Banks, Inc.	6.000%	2/15/2026	3,925	3,287
2 SunTrust Capital VIII	6.100%	12/1/2066	3,535	2,662
Swiss Bank Corp.	7.000%	10/15/2015	2,825	3,042
Swiss Bank Corp.	7.375%	6/15/2017	4,175	4,661
Synovus Financial Corp.	5.125%	6/15/2017	4,925	4,312
The Chase Manhattan Corp.	7.875%	6/15/2010	450	487
UBS AG	5.875%	7/15/2016	2,800	2,808
UBS AG	5.875%	12/20/2017	24,425	24,796
UFJ Finance Aruba AEC	6.750%	7/15/2013	18,250	19,421
US Bank NA	6.375%	8/1/2011	6,975	7,435
US Bank NA	6.300%	2/4/2014	9,150	9,856
US Bank NA	4.950%	10/30/2014	6,575	6,608
2 USB Capital IX	6.189%		10,040	7,544
Union Bank of California NA	5.950%	5/11/2016	4,700	4,647
Union Planters Corp.	7.750%	3/1/2011	7,525	7,938
UnionBanCal Corp.	5.250%	12/16/2013	1,475	1,487
Wachovia Bank NA	4.800%	11/1/2014	4,250	4,092
Wachovia Bank NA	4.875%	2/1/2015	17,300	16,381
Wachovia Bank NA	5.000%	8/15/2015	1,110	1,033
Wachovia Bank NA	5.600%	3/15/2016	2,175	2,097
Wachovia Bank NA	6.000%	11/15/2017	9,825	9,699
Wachovia Bank NA	5.850%	2/1/2037	18,225	15,570
Wachovia Bank NA	6.600%	1/15/2038	14,625	13,574
2 Wachovia Capital Trust III	5.800%	12/31/2049	12,925	9,258
Wachovia Corp.	7.875%	2/15/2010	3,700	4,011
Wachovia Corp.	4.375%	6/1/2010	6,875	6,883
Wachovia Corp.	7.800%	8/18/2010	12,905	13,828
Wachovia Corp.	5.300%	10/15/2011	17,775	18,183
Wachovia Corp.	4.875%	2/15/2014	6,150	5,981
Wachovia Corp.	5.250%	8/1/2014	1,120	1,112
Wachovia Corp.	5.625%	10/15/2016	4,900	4,728
Wachovia Corp.	5.750%	6/15/2017	24,575	24,265
Wachovia Corp.	5.750%	2/1/2018	2,200	2,166
Wachovia Corp.	6.605%	10/1/2025	275	263
4 Wachovia Corp.	8.000%	12/15/2026	5,125	5,319
Wachovia Corp.	7.500%	4/15/2035	1,100	1,161
Wachovia Corp.	5.500%	8/1/2035	3,600	2,989
Wachovia Corp.	6.550%	10/15/2035	775	729
Washington Mutual Bank	6.875%	6/15/2011	19,345	16,683
Washington Mutual Bank	5.500%	1/15/2013	7,075	5,889
Washington Mutual Bank	5.650%	8/15/2014	6,800	5,261
Washington Mutual Bank	5.125%	1/15/2015	6,050	4,348
Washington Mutual Bank	6.750%	5/20/2036	575	417
Washington Mutual, Inc.	4.200%	1/15/2010	1,900	1,632
Washington Mutual, Inc.	5.500%	8/24/2011	750	648
Washington Mutual, Inc.	5.000%	3/22/2012	4,000	3,275
Washington Mutual, Inc.	5.250%	9/15/2017	2,900	2,202
Wells Fargo & Co.	3.125%	4/1/2009	2,500	2,506
Wells Fargo & Co.	4.200%	1/15/2010	29,379	29,856
Wells Fargo & Co.	4.875%	1/12/2011	15,075	15,518
Wells Fargo & Co.	6.375%	8/1/2011	2,000	2,118
Wells Fargo & Co.	5.300%	8/26/2011	4,800	4,995
Wells Fargo & Co.	5.125%	9/1/2012	4,000	4,141
Wells Fargo & Co.	5.250%	10/23/2012	19,850	20,616
Wells Fargo & Co.	4.375%	1/31/2013	4,100	4,112
Wells Fargo & Co.	4.950%	10/16/2013	14,800	15,212
Wells Fargo & Co.	4.625%	4/15/2014	275	270
Wells Fargo & Co.	5.000%	11/15/2014	675	664
Wells Fargo & Co.	5.625%	12/11/2017	15,400	15,941
Wells Fargo & Co.	5.375%	2/7/2035	5,625	5,120
Wells Fargo Bank NA	6.450%	2/1/2011	15,800	16,869
Wells Fargo Bank NA	4.750%	2/9/2015	12,200	11,718
Wells Fargo Bank NA	5.750%	5/16/2016	7,925	8,080
Wells Fargo Bank NA	5.950%	8/26/2036	10,275	10,087
Wells Fargo Capital X	5.950%	12/15/2036	3,075	2,843
Wells Fargo Financial	5.500%	8/1/2012	3,975	4,152
World Savings Bank, FSB	4.125%	12/15/2009	3,500	3,493
Zions Bancorp.	5.500%	11/16/2015	6,950	6,350
Brokerage (1.7%)
Ameriprise Financial Inc.	5.350%	11/15/2010	5,900	6,064
Ameriprise Financial Inc.	5.650%	11/15/2015	4,925	4,871
2 Ameriprise Financial Inc.	7.518%	6/1/2066	1,250	1,177
Bear Stearns Co., Inc.	4.550%	6/23/2010	7,850	7,392
Bear Stearns Co., Inc.	4.500%	10/28/2010	3,100	2,956
Bear Stearns Co., Inc.	5.500%	8/15/2011	350	325
Bear Stearns Co., Inc.	5.350%	2/1/2012	28,625	28,265
Bear Stearns Co., Inc.	6.950%	8/10/2012	10,000	10,078
Bear Stearns Co., Inc.	5.700%	11/15/2014	18,240	17,694
Bear Stearns Co., Inc.	5.300%	10/30/2015	7,715	7,386
Bear Stearns Co., Inc.	5.550%	1/22/2017	5,150	4,842
Bear Stearns Co., Inc.	6.400%	10/2/2017	4,975	4,976
Bear Stearns Co., Inc.	7.250%	2/1/2018	13,450	13,811
Bear Stearns Co., Inc.	4.650%	7/2/2018	500	434
BlackRock, Inc.	6.250%	9/15/2017	4,000	4,195
Dean Witter, Discover & Co.	6.750%	10/15/2013	800	842
4 Fidelity Investments	7.490%	6/15/2019	1,000	1,153
2 Goldman Sachs Capital II	5.793%	6/1/2049	8,625	5,943
Goldman Sachs Group, Inc.	6.650%	5/15/2009	18,290	18,796
Goldman Sachs Group, Inc.	4.500%	6/15/2010	5,945	6,002
Goldman Sachs Group, Inc.	5.000%	1/15/2011	200	201
Goldman Sachs Group, Inc.	6.875%	1/15/2011	7,550	7,923
Goldman Sachs Group, Inc.	6.600%	1/15/2012	33,600	35,491
Goldman Sachs Group, Inc.	5.450%	11/1/2012	15,800	16,199
Goldman Sachs Group, Inc.	5.250%	4/1/2013	7,565	7,586
Goldman Sachs Group, Inc.	4.750%	7/15/2013	1,950	1,913
Goldman Sachs Group, Inc.	5.250%	10/15/2013	8,750	8,818
Goldman Sachs Group, Inc.	5.150%	1/15/2014	3,015	3,003
Goldman Sachs Group, Inc.	5.000%	10/1/2014	15,550	15,239
Goldman Sachs Group, Inc.	5.125%	1/15/2015	14,735	14,328
Goldman Sachs Group, Inc.	5.350%	1/15/2016	17,250	16,738
Goldman Sachs Group, Inc.	5.750%	10/1/2016	5,475	5,421
Goldman Sachs Group, Inc.	5.625%	1/15/2017	14,750	14,115
Goldman Sachs Group, Inc.	6.250%	9/1/2017	25,875	26,374
Goldman Sachs Group, Inc.	5.950%	1/18/2018	22,500	22,189
Goldman Sachs Group, Inc.	6.150%	4/1/2018	10,550	10,512
Goldman Sachs Group, Inc.	5.950%	1/15/2027	11,250	9,933
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,825	10,839
Goldman Sachs Group, Inc.	6.345%	2/15/2034	19,225	16,633
Goldman Sachs Group, Inc.	6.450%	5/1/2036	3,200	2,957
Goldman Sachs Group, Inc.	6.750%	10/1/2037	46,175	43,349
Janus Capital Group	5.875%	9/15/2011	3,375	3,496
Janus Capital Group	6.700%	6/15/2017	2,575	2,596
Jefferies Group Inc.	6.450%	6/8/2027	14,325	12,182
Jefferies Group Inc.	6.250%	1/15/2036	7,700	6,074
Lazard Group	6.850%	6/15/2017	4,975	4,706
2 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	6,575	4,109
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	6,925	6,600
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	5,875	5,671
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	6,275	6,003
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	7,000	7,115
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	8,400	8,076
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	2,200	2,159
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	11,325	11,447
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	9,625	9,301
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	8,800	8,657
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	13,500	13,062
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	14,525	14,162
Lehman Brothers Holdings, Inc.	6.200%	9/26/2014	3,445	3,390
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	13,850	12,932
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	700	645
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	19,975	19,208
Lehman Brothers Holdings, Inc.	5.875%	11/15/2017	575	527
Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	19,650	19,011
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	7,200	5,578
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	11,475	11,033
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	5,800	5,647
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	11,205	10,928
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	2,725	2,712
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	8,325	8,470
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	10,150	10,165
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	21,025	20,615
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	6,675	6,310
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	3,750	3,607
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	18,775	17,582
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	7,675	7,284
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	20,600	19,177
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	24,825	24,262
Merrill Lynch & Co., Inc.	6.500%	7/15/2018	425	412
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	19	19
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	19,050	16,088
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	5,625	4,473
Morgan Stanley Dean Witter	4.000%	1/15/2010	23,625	23,327
Morgan Stanley Dean Witter	4.250%	5/15/2010	22,355	22,259
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,110	17,744
Morgan Stanley Dean Witter	5.625%	1/9/2012	6,525	6,601
Morgan Stanley Dean Witter	6.600%	4/1/2012	12,995	13,460
Morgan Stanley Dean Witter	5.750%	8/31/2012	9,400	9,513
Morgan Stanley Dean Witter	5.250%	11/2/2012	4,050	4,019
Morgan Stanley Dean Witter	5.300%	3/1/2013	17,950	17,745
Morgan Stanley Dean Witter	4.750%	4/1/2014	26,250	24,395
Morgan Stanley Dean Witter	5.375%	10/15/2015	7,100	6,995
Morgan Stanley Dean Witter	5.750%	10/18/2016	17,025	16,823
Morgan Stanley Dean Witter	5.450%	1/9/2017	7,900	7,438
Morgan Stanley Dean Witter	5.550%	4/27/2017	6,800	6,416
Morgan Stanley Dean Witter	5.950%	12/28/2017	22,050	21,308
Morgan Stanley Dean Witter	6.625%	4/1/2018	21,050	21,213
Morgan Stanley Dean Witter	6.250%	8/9/2026	18,525	17,143
Morgan Stanley Dean Witter	7.250%	4/1/2032	9,415	9,538
2 Schwab Capital Trust I	7.500%	11/15/2037	2,150	2,034
Finance Companies (1.6%)
Allied Capital Corp.	6.000%	4/1/2012	3,125	3,132
American Express Bank, FSB	5.550%	10/17/2012	4,225	4,376
American Express Bank, FSB	6.000%	9/13/2017	5,200	5,208
American Express Centurion Bank	4.375%	7/30/2009	2,300	2,325
American Express Centurion Bank	5.200%	11/26/2010	1,975	2,047
American Express Centurion Bank	5.550%	10/17/2012	3,100	3,183
American Express Centurion Bank	6.000%	9/13/2017	4,650	4,657
American Express Co.	4.750%	6/17/2009	2,150	2,173
American Express Co.	7.000%	3/19/2018	7,075	7,476
American Express Co.	5.250%	9/12/2011	4,000	4,061
American Express Co.	4.875%	7/15/2013	1,500	1,509
2 American Express Co.	6.800%	9/1/2066	7,565	7,004
American Express Co.	5.500%	9/12/2016	3,600	3,464
American Express Co.	6.150%	8/28/2017	8,525	8,568
American Express Co.	8.150%	3/19/2038	2,500	2,762
American Express Credit Corp.	5.000%	12/2/2010	6,075	6,240
4 American Express Travel	5.250%	11/21/2011	7,750	7,881
American General Finance Corp.	3.875%	10/1/2009	4,000	3,937
American General Finance Corp.	4.875%	5/15/2010	5,100	5,044
American General Finance Corp.	5.625%	8/17/2011	7,625	7,496
American General Finance Corp.	4.875%	7/15/2012	1,650	1,590
American General Finance Corp.	5.850%	6/1/2013	17,870	17,375
American General Finance Corp.	5.750%	9/15/2016	4,925	4,558
American General Finance Corp.	6.900%	12/15/2017	14,975	14,604
Block Financial LLC	7.875%	1/15/2013	2,000	2,150
CIT Group Co. of Canada	4.650%	7/1/2010	7,550	6,153
CIT Group Co. of Canada	5.200%	6/1/2015	8,575	6,796
CIT Group Co. of Canada	5.600%	11/2/2011	5,300	4,101
CIT Group, Inc.	4.250%	2/1/2010	3,475	2,850
CIT Group, Inc.	5.200%	11/3/2010	3,525	2,785
CIT Group, Inc.	4.750%	12/15/2010	3,525	2,820
CIT Group, Inc.	5.600%	4/27/2011	6,375	5,036
CIT Group, Inc.	5.800%	7/28/2011	5,325	4,260
CIT Group, Inc.	7.625%	11/30/2012	7,325	6,116
CIT Group, Inc.	5.400%	3/7/2013	7,450	5,960
CIT Group, Inc.	5.000%	2/13/2014	125	98
CIT Group, Inc.	5.125%	9/30/2014	5,625	4,402
CIT Group, Inc.	5.000%	2/1/2015	4,175	3,257
CIT Group, Inc.	5.400%	1/30/2016	2,750	2,097
CIT Group, Inc.	5.850%	9/15/2016	6,450	4,934
CIT Group, Inc.	5.650%	2/13/2017	8,825	6,928
2 CIT Group, Inc.	6.100%	3/15/2067	225	105
CIT Group, Inc.	6.000%	4/1/2036	2,150	1,634
Capital One Bank	5.000%	6/15/2009	4,075	4,048
Capital One Bank	5.750%	9/15/2010	1,975	1,960
Capital One Bank	6.500%	6/13/2013	1,725	1,722
Capital One Bank	5.125%	2/15/2014	2,450	2,180
Capital One Capital III	7.686%	8/15/2036	7,650	5,940
Capital One Capital IV	6.745%	2/17/2037	3,100	2,183
Capital One Financial	5.700%	9/15/2011	4,025	3,807
Capital One Financial	4.800%	2/21/2012	2,125	1,981
Capital One Financial	5.500%	6/1/2015	6,075	5,280
Capital One Financial	6.150%	9/1/2016	6,525	5,624
Capital One Financial	5.250%	2/21/2017	1,775	1,580
Capital One Financial	6.750%	9/15/2017	7,225	7,141
4 Capmark Financial Group	5.875%	5/10/2012	1,775	1,225
4 Capmark Financial Group	6.300%	5/10/2017	2,550	1,556
Countrywide Financial Corp.	5.800%	6/7/2012	8,175	7,521
Countrywide Financial Corp.	6.250%	5/15/2016	4,425	3,606
Countrywide Home Loan	6.250%	4/15/2009	1,500	1,410
Countrywide Home Loan	5.625%	7/15/2009	340	306
Countrywide Home Loan	4.125%	9/15/2009	14,035	12,702
Countrywide Home Loan	4.000%	3/22/2011	4,900	4,361
4 Discover Financial Services	6.450%	6/12/2017	1,250	1,138
General Electric Capital Corp.	3.125%	4/1/2009	1,000	1,004
General Electric Capital Corp.	3.250%	6/15/2009	4,225	4,248
General Electric Capital Corp.	4.625%	9/15/2009	5,525	5,661
General Electric Capital Corp.	8.300%	9/20/2009	275	296
General Electric Capital Corp.	5.250%	10/27/2009	9,725	10,072
General Electric Capital Corp.	4.250%	9/13/2010	7,900	8,091
General Electric Capital Corp.	4.875%	10/21/2010	11,450	11,912
General Electric Capital Corp.	6.125%	2/22/2011	18,425	19,555
General Electric Capital Corp.	5.500%	4/28/2011	15,300	16,030
General Electric Capital Corp.	5.875%	2/15/2012	31,490	33,471
General Electric Capital Corp.	4.375%	3/3/2012	11,200	11,335
General Electric Capital Corp.	5.000%	4/10/2012	250	256
General Electric Capital Corp.	6.000%	6/15/2012	18,175	19,358
General Electric Capital Corp.	5.250%	10/19/2012	48,375	50,339
General Electric Capital Corp.	5.450%	1/15/2013	7,675	8,074
General Electric Capital Corp.	5.500%	6/4/2014	15,725	16,452
General Electric Capital Corp.	5.650%	6/9/2014	13,750	14,497
General Electric Capital Corp.	5.000%	1/8/2016	13,000	13,059
General Electric Capital Corp.	5.375%	10/20/2016	4,450	4,525
General Electric Capital Corp.	5.400%	2/15/2017	24,400	24,953
General Electric Capital Corp.	5.625%	9/15/2017	9,650	9,940
2 General Electric Capital Corp.	6.375%	11/15/2067	12,800	12,606
General Electric Capital Corp.	6.750%	3/15/2032	38,585	41,436
General Electric Capital Corp.	6.150%	8/7/2037	11,775	11,781
General Electric Capital Corp.	5.875%	1/14/2038	49,125	47,573
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	2,700	2,308
HSBC Finance Corp.	4.750%	5/15/2009	17,900	17,881
HSBC Finance Corp.	4.125%	11/16/2009	6,300	6,231
HSBC Finance Corp.	4.625%	9/15/2010	16,600	16,872
HSBC Finance Corp.	5.250%	1/14/2011	21,400	21,598
HSBC Finance Corp.	5.700%	6/1/2011	12,300	12,388
HSBC Finance Corp.	6.375%	10/15/2011	15,900	16,383
HSBC Finance Corp.	7.000%	5/15/2012	10,375	11,004
HSBC Finance Corp.	5.900%	6/19/2012	5,500	5,615
HSBC Finance Corp.	6.375%	11/27/2012	8,490	8,587
HSBC Finance Corp.	4.750%	7/15/2013	1,750	1,692
HSBC Finance Corp.	5.250%	1/15/2014	5,600	5,606
HSBC Finance Corp.	5.000%	6/30/2015	33,225	31,899
HSBC Finance Corp.	5.500%	1/19/2016	1,250	1,206
Heller Financial, Inc.	7.375%	11/1/2009	4,500	4,806
International Lease Finance Corp.	4.875%	9/1/2010	1,625	1,608
International Lease Finance Corp.	5.125%	11/1/2010	2,850	2,836
International Lease Finance Corp.	4.950%	2/1/2011	13,350	13,305
International Lease Finance Corp.	5.450%	3/24/2011	5,700	5,749
International Lease Finance Corp.	5.750%	6/15/2011	21,325	21,454
International Lease Finance Corp.	5.300%	5/1/2012	6,075	5,947
International Lease Finance Corp.	5.000%	9/15/2012	9,350	9,029
International Lease Finance Corp.	6.375%	3/25/2013	9,475	9,570
International Lease Finance Corp.	5.625%	9/20/2013	8,465	8,304
International Lease Finance Corp.	5.650%	6/1/2014	11,525	11,187
SLM Corp.	4.500%	7/26/2010	3,175	2,591
SLM Corp.	5.400%	10/25/2011	21,550	16,864
SLM Corp.	5.375%	1/15/2013	5,325	4,152
SLM Corp.	5.000%	10/1/2013	500	381
SLM Corp.	5.050%	11/14/2014	2,400	1,766
SLM Corp.	5.625%	8/1/2033	6,200	4,428
iStar Financial Inc.	5.800%	3/15/2011	5,000	3,900
iStar Financial Inc.	5.650%	9/15/2011	5,750	4,375
iStar Financial Inc.	5.150%	3/1/2012	5,775	4,241
iStar Financial Inc.	5.950%	10/15/2013	4,550	3,413
iStar Financial Inc.	5.875%	3/15/2016	3,725	2,682
iStar Financial Inc.	5.850%	3/15/2017	600	431
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	2,200	2,537
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,150	3,165
ACE INA Holdings, Inc.	5.800%	3/15/2018	2,125	2,152
AEGON Funding Corp.	5.750%	12/15/2020	1,350	1,282
AEGON NV	4.750%	6/1/2013	2,225	2,184
AXA Financial, Inc.	7.750%	8/1/2010	1,075	1,173
AXA SA	8.600%	12/15/2030	10,550	11,315
Aetna, Inc.	7.875%	3/1/2011	1,700	1,844
Aetna, Inc.	5.750%	6/15/2011	1,400	1,465
Aetna, Inc.	6.000%	6/15/2016	11,150	11,272
Aetna, Inc.	6.625%	6/15/2036	9,350	8,880
Aetna, Inc.	6.750%	12/15/2037	225	217
Allied World Assurance	7.500%	8/1/2016	6,100	6,148
Allstate Corp.	7.200%	12/1/2009	8,740	9,247
Allstate Corp.	6.125%	2/15/2012	2,950	3,152
Allstate Corp.	5.000%	8/15/2014	2,475	2,491
2 Allstate Corp.	6.125%	5/15/2037	2,700	2,453
Allstate Corp.	6.125%	12/15/2032	2,850	2,674
Allstate Corp.	5.350%	6/1/2033	1,120	945
Allstate Corp.	5.550%	5/9/2035	1,625	1,386
2 Allstate Corp.	6.500%	5/15/2057	6,525	5,596
Allstate Life Global Funding	4.500%	5/29/2009	1,350	1,359
Ambac, Inc.	5.950%	12/5/2035	9,000	5,400
Ambac, Inc.	6.150%	2/15/2037	925	370
American General Capital II	8.500%	7/1/2030	8,590	9,525
American International Group, Inc.	4.700%	10/1/2010	1,450	1,444
American International Group, Inc.	5.375%	10/18/2011	4,200	4,259
American International Group, Inc.	4.950%	3/20/2012	13,725	13,706
American International Group, Inc.	5.050%	10/1/2015	9,175	8,704
American International Group, Inc.	5.600%	10/18/2016	1,875	1,834
American International Group, Inc.	5.450%	5/18/2017	9,475	9,191
American International Group, Inc.	5.850%	1/16/2018	18,600	18,153
American International Group, Inc.	6.250%	5/1/2036	11,075	10,547
American International Group, Inc.	6.250%	3/15/2037	3,310	2,665
Aon Capital Trust	8.205%	1/1/2027	1,200	1,158
Arch Capital Group Ltd.	7.350%	5/1/2034	3,250	3,093
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	3,300	3,427
Assurant, Inc.	5.625%	2/15/2014	1,450	1,402
Assurant, Inc.	6.750%	2/15/2034	4,100	3,909
Axis Capital Holdings	5.750%	12/1/2014	2,700	2,559
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	7,900	8,069
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	4,150	4,287
Berkshire Hathaway Finance Corp.	5.125%	9/15/2012	3,500	3,686
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	4,475	4,627
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	550	573
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	13,400	13,719
CIGNA Corp.	6.350%	3/15/2018	900	911
CIGNA Corp.	7.875%	5/15/2027	1,300	1,406
CIGNA Corp.	6.150%	11/15/2036	7,100	6,289
CNA Financial Corp.	6.000%	8/15/2011	3,225	3,211
CNA Financial Corp.	5.850%	12/15/2014	4,225	4,038
CNA Financial Corp.	6.500%	8/15/2016	6,950	6,937
2 Chubb Corp.	6.375%	3/29/2037	7,000	6,473
Chubb Corp.	6.000%	5/11/2037	8,600	7,797
Cincinnati Financial Corp.	6.920%	5/15/2028	550	567
Cincinnati Financial Corp.	6.125%	11/1/2034	4,300	4,027
Commerce Group, Inc.	5.950%	12/9/2013	1,750	1,785
Coventry Health Care Inc.	6.300%	8/15/2014	4,725	4,672
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	2,775	1,966
Fidelity National Financial, Inc.	7.300%	8/15/2011	4,850	5,109
Fund American Cos., Inc.	5.875%	5/15/2013	1,925	1,988
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	1,425	1,490
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	4,200	4,301
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	1,650	1,801
Genworth Financial, Inc.	4.750%	6/15/2009	1,600	1,603
Genworth Financial, Inc.	5.125%	3/15/2011	750	768
Genworth Financial, Inc.	5.650%	6/15/2012	5,000	5,112
Genworth Financial, Inc.	5.750%	6/15/2014	1,025	997
Genworth Financial, Inc.	4.950%	10/1/2015	1,225	1,125
2 Genworth Financial, Inc.	6.150%	11/15/2066	3,505	2,775
Genworth Financial, Inc.	6.500%	6/15/2034	3,975	3,611
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	4,675	4,829
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,800	1,770
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	3,250	3,137
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	3,200	3,046
Hartford Financial Services Group, Inc.	6.300%	3/15/2018	350	356
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	2,900	2,547
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	4,075	3,586
Humana Inc.	6.450%	6/1/2016	6,025	6,014
Humana Inc.	6.300%	8/1/2018	250	243
2 ING Capital Funding Trust III	5.775%	12/8/2049	12,700	10,445
ING USA Global	4.500%	10/1/2010	13,000	13,413
Lincoln National Corp.	6.200%	12/15/2011	1,225	1,283
Lincoln National Corp.	5.650%	8/27/2012	3,975	4,064
2 Lincoln National Corp.	6.050%	4/20/2067	7,150	6,182
Lincoln National Corp.	6.150%	4/7/2036	7,250	6,633
Loews Corp.	5.250%	3/15/2016	1,500	1,483
Loews Corp.	6.000%	2/1/2035	650	587
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	3,075	3,113
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	6,225	6,485
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	550	534
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	8,850	8,499
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	1,400	1,173
MetLife, Inc.	6.125%	12/1/2011	850	898
MetLife, Inc.	5.375%	12/15/2012	7,475	7,610
MetLife, Inc.	5.000%	11/24/2013	4,900	4,999
MetLife, Inc.	5.500%	6/15/2014	650	669
MetLife, Inc.	5.000%	6/15/2015	2,725	2,688
MetLife, Inc.	6.500%	12/15/2032	3,450	3,373
MetLife, Inc.	6.375%	6/15/2034	2,150	2,055
MetLife, Inc.	5.700%	6/15/2035	975	850
MetLife, Inc.	6.400%	12/15/2036	7,960	6,475
Nationwide Financial Services	6.750%	5/15/2037	750	624
Principal Financial Group, Inc.	6.050%	10/15/2036	3,000	2,689
Principal Life Income Funding	5.125%	3/1/2011	4,675	4,835
Principal Life Income Funding	5.300%	12/14/2012	6,675	6,945
Principal Life Income Funding	5.100%	4/15/2014	4,825	4,720
Progressive Corp.	6.375%	1/15/2012	1,950	2,080
2 Progressive Corp.	6.700%	6/15/2037	5,350	4,672
Progressive Corp.	6.625%	3/1/2029	5,175	5,371
Progressive Corp.	6.250%	12/1/2032	325	308
Protective Life Secured Trust	4.850%	8/16/2010	2,225	2,301
Prudential Financial, Inc.	5.100%	12/14/2011	450	460
Prudential Financial, Inc.	5.800%	6/15/2012	2,400	2,524
Prudential Financial, Inc.	5.150%	1/15/2013	2,325	2,360
Prudential Financial, Inc.	4.500%	7/15/2013	3,325	3,302
Prudential Financial, Inc.	4.750%	4/1/2014	2,125	2,050
Prudential Financial, Inc.	5.100%	9/20/2014	5,650	5,544
Prudential Financial, Inc.	5.500%	3/15/2016	725	727
Prudential Financial, Inc.	6.100%	6/15/2017	4,225	4,246
Prudential Financial, Inc.	6.000%	12/1/2017	4,350	4,372
Prudential Financial, Inc.	5.750%	7/15/2033	1,800	1,596
Prudential Financial, Inc.	5.400%	6/13/2035	2,300	1,919
Prudential Financial, Inc.	5.900%	3/17/2036	4,400	3,940
Prudential Financial, Inc.	5.700%	12/14/2036	16,075	13,790
Prudential Financial, Inc.	6.625%	12/1/2037	6,825	6,642
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	1,700	1,697
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	2,875	3,001
Torchmark Corp.	6.375%	6/15/2016	4,225	4,458
Travelers Cos. Inc.	5.375%	6/15/2012	300	307
2 Travelers Cos. Inc.	6.250%	3/15/2037	2,975	2,624
Travelers Cos. Inc.	5.750%	12/15/2017	4,450	4,506
Travelers Cos. Inc.	6.250%	6/15/2037	15,700	14,921
Travelers Property Casualty Corp.	6.375%	3/15/2033	475	466
UnitedHealth Group, Inc.	4.125%	8/15/2009	6,775	6,738
UnitedHealth Group, Inc.	5.500%	11/15/2012	11,375	11,600
UnitedHealth Group, Inc.	4.875%	2/15/2013	5,425	5,355
UnitedHealth Group, Inc.	5.000%	8/15/2014	4,925	4,761
UnitedHealth Group, Inc.	4.875%	3/15/2015	2,500	2,372
UnitedHealth Group, Inc.	6.000%	6/15/2017	1,300	1,295
UnitedHealth Group, Inc.	6.000%	11/15/2017	1,250	1,245
UnitedHealth Group, Inc.	6.000%	2/15/2018	5,925	5,779
UnitedHealth Group, Inc.	5.800%	3/15/2036	1,500	1,232
UnitedHealth Group, Inc.	6.500%	6/15/2037	2,125	1,922
UnitedHealth Group, Inc.	6.625%	11/15/2037	8,125	7,367
UnitedHealth Group, Inc.	6.875%	2/15/2038	2,125	2,026
WellPoint Inc.	4.250%	12/15/2009	1,750	1,749
WellPoint Inc.	5.000%	1/15/2011	5,700	5,768
WellPoint Inc.	6.375%	1/15/2012	3,815	4,056
WellPoint Inc.	6.800%	8/1/2012	2,710	2,872
WellPoint Inc.	5.000%	12/15/2014	5,400	5,069
WellPoint Inc.	5.250%	1/15/2016	750	707
WellPoint Inc.	5.875%	6/15/2017	5,200	5,144
WellPoint Inc.	5.950%	12/15/2034	7,250	6,466
WellPoint Inc.	5.850%	1/15/2036	4,400	3,814
WellPoint Inc.	6.375%	6/15/2037	7,450	6,649
Willis North America Inc.	5.125%	7/15/2010	1,100	1,111
Willis North America Inc.	5.625%	7/15/2015	4,550	4,424
Willis North America Inc.	6.200%	3/28/2017	2,500	2,445
2 XL Capital Ltd.	6.500%	12/15/2049	5,150	3,629
XL Capital Ltd.	5.250%	9/15/2014	4,950	4,347
XL Capital Ltd.	6.375%	11/15/2024	575	466
XL Capital Ltd.	6.250%	5/15/2027	8,625	6,616
Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/2015	1,075	1,095
AvalonBay Communities, Inc.	5.500%	1/15/2012	2,450	2,375
AvalonBay Communities, Inc.	6.125%	11/1/2012	1,000	988
AvalonBay Communities, Inc.	5.750%	9/15/2016	975	897
Boston Properties, Inc.	6.250%	1/15/2013	4,890	4,983
Boston Properties, Inc.	5.625%	4/15/2015	5,250	5,014
Brandywine Operating Partnership	4.500%	11/1/2009	4,475	4,291
Brandywine Operating Partnership	5.625%	12/15/2010	2,925	2,788
Brandywine Operating Partnership	5.400%	11/1/2014	1,175	995
Camden Property Trust	5.700%	5/15/2017	3,700	3,150
Colonial Realty LP	5.500%	10/1/2015	2,675	2,194
Developers Diversified Realty Corp.	5.250%	4/15/2011	500	483
Developers Diversified Realty Corp.	5.375%	10/15/2012	4,675	4,310
Duke Realty LP	5.625%	8/15/2011	2,000	1,919
Duke Realty LP	5.950%	2/15/2017	5,250	4,658
ERP Operating LP	6.625%	3/15/2012	4,295	4,367
ERP Operating LP	5.500%	10/1/2012	3,500	3,387
ERP Operating LP	5.250%	9/15/2014	725	659
ERP Operating LP	5.125%	3/15/2016	3,200	2,825
ERP Operating LP	5.375%	8/1/2016	3,725	3,320
ERP Operating LP	5.750%	6/15/2017	1,375	1,257
HCP Inc.	6.700%	1/30/2018	6,650	5,712
HRPT Properties Trust	6.250%	8/15/2016	1,750	1,633
HRPT Properties Trust	6.250%	6/15/2017	4,375	4,049
Health Care Property Investors, Inc.	6.450%	6/25/2012	4,800	4,605
Health Care Property Investors, Inc.	5.650%	12/15/2013	9,750	8,888
Health Care Property Investors, Inc.	6.300%	9/15/2016	3,200	2,708
Health Care Property Investors, Inc.	6.000%	1/30/2017	2,125	1,755
Health Care Property Investors, Inc.	5.625%	5/1/2017	100	80
Health Care REIT, Inc.	6.000%	11/15/2013	250	245
Health Care REIT, Inc.	6.200%	6/1/2016	10,675	9,640
Hospitality Properties	5.125%	2/15/2015	6,245	5,237
Kimco Realty Corp.	5.783%	3/15/2016	1,350	1,261
Liberty Property LP	5.125%	3/2/2015	9,625	8,709
Liberty Property LP	5.500%	12/15/2016	2,425	2,179
National Retail Properties	6.875%	10/15/2017	11,275	10,854
Nationwide Health Properties, Inc.	6.250%	2/1/2013	4,900	4,983
ProLogis	5.250%	11/15/2010	2,475	2,480
ProLogis	5.500%	3/1/2013	2,575	2,525
ProLogis	5.625%	11/15/2015	3,525	3,256
ProLogis	5.750%	4/1/2016	3,225	2,958
ProLogis	5.625%	11/15/2016	3,925	3,538
Realty Income Corp.	6.750%	8/15/2019	6,925	6,492
Regency Centers LP	6.750%	1/15/2012	7,225	7,396
Regency Centers LP	5.250%	8/1/2015	2,800	2,496
Simon Property Group Inc.	4.875%	8/15/2010	7,850	7,813
Simon Property Group Inc.	5.600%	9/1/2011	3,250	3,214
Simon Property Group Inc.	5.000%	3/1/2012	3,975	3,914
Simon Property Group Inc.	6.350%	8/28/2012	55	56
Simon Property Group Inc.	5.625%	8/15/2014	150	145
Simon Property Group Inc.	5.750%	12/1/2015	16,025	15,234
Simon Property Group Inc.	5.250%	12/1/2016	16,200	14,685
Simon Property Group Inc.	5.875%	3/1/2017	3,675	3,467
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	4,250	4,417
Vornado Realty	5.600%	2/15/2011	4,000	3,866
Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/2017	15,400	15,837

				5,050,088

Industrial (8.9%)
Basic Industry (0.5%)
Alcan, Inc.	6.450%	3/15/2011	950	999
Alcan, Inc.	4.875%	9/15/2012	1,050	1,066
Alcan, Inc.	4.500%	5/15/2013	5,175	5,189
Alcan, Inc.	5.200%	1/15/2014	875	857
Alcan, Inc.	5.000%	6/1/2015	1,050	1,024
Alcan, Inc.	6.125%	12/15/2033	8,000	7,807
Alcoa, Inc.	6.000%	1/15/2012	4,225	4,378
Alcoa, Inc.	5.375%	1/15/2013	5,150	5,212
Alcoa, Inc.	5.720%	2/23/2019	5,773	5,592
Alcoa, Inc.	5.870%	2/23/2022	1,577	1,525
Alcoa, Inc.	5.900%	2/1/2027	3,200	2,885
Aluminum Co. of America	6.750%	1/15/2028	750	730
BHP Billiton Finance	4.800%	4/15/2013	6,240	6,271
BHP Billiton Finance	5.250%	12/15/2015	5,150	5,007
BHP Finance USA Ltd.	5.125%	3/29/2012	4,300	4,415
BHP Finance USA Ltd.	5.400%	3/29/2017	940	916
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,325	3,269
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,825	8,666
Celulosa Arauco Constitution SA	5.625%	4/20/2015	2,625	2,625
Commercial Metals Co.	6.500%	7/15/2017	2,750	2,837
Dow Chemical Co.	6.125%	2/1/2011	12,500	13,133
Dow Chemical Co.	6.000%	10/1/2012	2,025	2,129
Dow Chemical Co.	7.375%	11/1/2029	3,900	4,149
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	6,200	6,533
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	5,350	5,494
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	3,745	3,867
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	2,225	2,322
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	800	813
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	2,050	2,161
Eastman Chemical Co.	7.250%	1/15/2024	675	692
Eastman Chemical Co.	7.600%	2/1/2027	2,563	2,726
Falconbridge Ltd.	7.350%	6/5/2012	1,275	1,374
Falconbridge Ltd.	5.375%	6/1/2015	450	432
ICI Wilmington	5.625%	12/1/2013	900	953
Inco Ltd.	7.750%	5/15/2012	60	67
Inco Ltd.	5.700%	10/15/2015	4,300	4,241
Inco Ltd.	7.200%	9/15/2032	1,500	1,460
International Paper Co.	5.850%	10/30/2012	2,893	2,988
International Paper Co.	4.000%	4/1/2010	500	498
International Paper Co.	5.300%	4/1/2015	5,650	5,481
Lubrizol Corp.	5.500%	10/1/2014	9,650	9,435
Lubrizol Corp.	6.500%	10/1/2034	4,135	4,153
MeadWestvaco Corp.	6.850%	4/1/2012	1,515	1,589
Monsanto Co.	7.375%	8/15/2012	1,025	1,152
Newmont Mining	5.875%	4/1/2035	3,125	2,554
Noranda, Inc.	7.250%	7/15/2012	3,750	4,117
Noranda, Inc.	6.000%	10/15/2015	1,450	1,435
Noranda, Inc.	5.500%	6/15/2017	6,650	6,212
Nucor Corp.	5.000%	12/1/2012	1,000	1,032
Nucor Corp.	5.750%	12/1/2017	3,175	3,275
Nucor Corp.	6.400%	12/1/2037	2,175	2,205
PPG Industries, Inc.	5.750%	3/15/2013	4,900	5,053
PPG Industries, Inc.	6.650%	3/15/2018	4,350	4,593
Placer Dome, Inc.	6.450%	10/15/2035	2,275	2,194
Plum Creek Timber Co.	5.875%	11/15/2015	4,275	4,379
Potash Corp. of Saskatchewan	7.750%	5/31/2011	10,425	11,676
Potash Corp. of Saskatchewan	4.875%	3/1/2013	2,025	2,063
Potash Corp. of Saskatchewan	5.875%	12/1/2036	975	899
Praxair, Inc.	6.375%	4/1/2012	2,250	2,428
Praxair, Inc.	3.950%	6/1/2013	600	602
Praxair, Inc.	5.250%	11/15/2014	7,200	7,833
Praxair, Inc.	4.625%	3/30/2015	425	423
Praxair, Inc.	5.200%	3/15/2017	1,400	1,397
Reliance Steel & Aluminum	6.200%	11/15/2016	350	360
Reliance Steel & Aluminum	6.850%	11/15/2036	650	619
Rohm & Haas Co.	5.600%	3/15/2013	150	155
Rohm & Haas Co.	6.000%	9/15/2017	4,900	4,971
2 Rohm & Haas Co.	9.800%	4/15/2020	2,480	3,101
Rohm & Haas Co.	7.850%	7/15/2029	2,425	2,713
Southern Copper Corp.	7.500%	7/27/2035	9,050	9,242
Teck Cominco Ltd.	6.125%	10/1/2035	6,525	5,557
US Steel Corp.	6.050%	6/1/2017	4,775	4,328
US Steel Corp.	7.000%	2/1/2018	2,900	2,794
US Steel Corp.	6.650%	6/1/2037	275	231
Vale Overseas Ltd.	6.250%	1/11/2016	2,525	2,525
Vale Overseas Ltd.	6.250%	1/23/2017	5,500	5,486
Vale Overseas Ltd.	8.250%	1/17/2034	2,925	3,225
Vale Overseas Ltd.	6.875%	11/21/2036	16,237	15,669
Westvaco Corp.	8.200%	1/15/2030	1,050	1,086
Weyerhaeuser Co.	6.750%	3/15/2012	16,710	17,552
Weyerhaeuser Co.	7.375%	3/15/2032	8,755	8,705
Capital Goods (0.9%)
24 BAE Systems Asset Trust	7.156%	12/15/2011	2,137	2,302
4 BAE Systems Holdings Inc.	5.200%	8/15/2015	700	705
Bemis Co. Inc.	4.875%	4/1/2012	1,500	1,516
Boeing Capital Corp.	7.375%	9/27/2010	3,250	3,504
Boeing Capital Corp.	6.500%	2/15/2012	15,175	16,511
Boeing Capital Corp.	5.800%	1/15/2013	6,290	6,793
Boeing Co.	5.125%	2/15/2013	75	79
Boeing Co.	8.750%	8/15/2021	1,450	1,905
Boeing Co.	7.250%	6/15/2025	2,275	2,676
Boeing Co.	8.750%	9/15/2031	975	1,343
Boeing Co.	6.125%	2/15/2033	200	214
Boeing Co.	6.625%	2/15/2038	5,045	5,643
CRH America Inc.	5.625%	9/30/2011	4,375	4,387
CRH America Inc.	6.950%	3/15/2012	6,210	6,630
CRH America Inc.	5.300%	10/15/2013	875	853
CRH America Inc.	6.000%	9/30/2016	15,375	14,707
CRH America Inc.	6.400%	10/15/2033	2,670	2,367
Caterpillar Financial Services Corp.	4.150%	1/15/2010	10,000	10,166
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,625	7,774
Caterpillar Financial Services Corp.	4.850%	12/7/2012	400	410
Caterpillar Financial Services Corp.	4.250%	2/8/2013	4,725	4,738
Caterpillar Financial Services Corp.	4.750%	2/17/2015	5,775	5,765
Caterpillar Financial Services Corp.	4.625%	6/1/2015	3,125	3,068
Caterpillar, Inc.	6.625%	7/15/2028	850	913
Caterpillar, Inc.	7.300%	5/1/2031	700	814
Caterpillar, Inc.	6.050%	8/15/2036	24,025	24,564
Caterpillar, Inc.	6.950%	5/1/2042	1,275	1,433
Caterpillar, Inc.	7.375%	3/1/2097	6,150	7,188
Deere & Co.	6.950%	4/25/2014	6,595	7,407
Deere & Co.	8.100%	5/15/2030	3,755	4,743
Deere & Co.	7.125%	3/3/2031	725	838
Embraer Overseas Ltd.	6.375%	1/24/2017	5,775	5,754
Emerson Electric Co.	7.125%	8/15/2010	3,600	3,921
Emerson Electric Co.	4.625%	10/15/2012	8,850	9,175
Emerson Electric Co.	4.500%	5/1/2013	4,900	5,019
Emerson Electric Co.	5.250%	10/15/2018	7,925	8,029
General Dynamics Corp.	4.500%	8/15/2010	25	26
General Dynamics Corp.	4.250%	5/15/2013	5,715	5,781
General Electric Co.	5.000%	2/1/2013	40,815	42,321
General Electric Co.	5.250%	12/6/2017	7,975	7,987
Hanson PLC	7.875%	9/27/2010	1,425	1,551
Hanson PLC	5.250%	3/15/2013	1,525	1,505
Hanson PLC	6.125%	8/15/2016	2,250	2,228
Honeywell International, Inc.	7.500%	3/1/2010	1,500	1,617
Honeywell International, Inc.	6.125%	11/1/2011	2,350	2,532
Honeywell International, Inc.	5.625%	8/1/2012	4,200	4,491
Honeywell International, Inc.	4.250%	3/1/2013	1,400	1,419
Honeywell International, Inc.	5.400%	3/15/2016	2,400	2,511
Honeywell International, Inc.	5.300%	3/15/2017	6,475	6,709
Honeywell International, Inc.	5.300%	3/1/2018	700	717
Honeywell International, Inc.	5.700%	3/15/2036	2,775	2,738
John Deere Capital Corp	4.950%	12/17/2012	3,525	3,646
John Deere Capital Corp.	5.400%	10/17/2011	5,675	6,024
John Deere Capital Corp.	5.350%	1/17/2012	4,400	4,609
John Deere Capital Corp.	7.000%	3/15/2012	14,070	15,572
Joy Global, Inc.	6.000%	11/15/2016	2,175	2,215
Lafarge SA	6.150%	7/15/2011	675	694
Lafarge SA	6.500%	7/15/2016	7,925	7,640
Lafarge SA	7.125%	7/15/2036	14,925	13,818
Lockheed Martin Corp.	4.121%	3/14/2013	2,875	2,877
Lockheed Martin Corp.	7.650%	5/1/2016	5,325	6,234
Lockheed Martin Corp.	7.750%	5/1/2026	600	728
Lockheed Martin Corp.	6.150%	9/1/2036	12,225	12,565
Masco Corp.	5.875%	7/15/2012	1,135	1,142
Masco Corp.	4.800%	6/15/2015	7,650	6,679
Masco Corp.	6.125%	10/3/2016	100	94
Masco Corp.	7.750%	8/1/2029	450	442
Masco Corp.	6.500%	8/15/2032	2,450	2,037
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/2009	1,650	1,723
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	4,325	4,792
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	4,050	4,175
Mohawk Industries Inc.	5.750%	1/15/2011	7,275	7,687
Mohawk Industries Inc.	6.125%	1/15/2016	13,975	13,634
Northrop Grumman Corp.	7.125%	2/15/2011	10,850	11,767
Northrop Grumman Corp.	7.750%	3/1/2016	700	828
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,201
Northrop Grumman Corp.	7.750%	2/15/2031	3,365	4,152
Raytheon Co.	4.850%	1/15/2011	250	256
Raytheon Co.	5.500%	11/15/2012	2,600	2,779
Raytheon Co.	5.375%	4/1/2013	2,940	3,096
Raytheon Co.	6.400%	12/15/2018	500	549
Raytheon Co.	7.200%	8/15/2027	1,150	1,299
Republic Services, Inc.	6.750%	8/15/2011	1,875	2,027
Republic Services, Inc.	6.086%	3/15/2035	2,850	2,776
TRW, Inc.	7.750%	6/1/2029	5,850	7,079
Textron Financial Corp.	4.600%	5/3/2010	4,200	4,226
Textron Financial Corp.	5.125%	11/1/2010	12,925	13,315
Textron, Inc.	6.500%	6/1/2012	8,125	8,897
Textron, Inc.	5.600%	12/1/2017	1,300	1,359
Tyco International Group SA	6.125%	11/1/2008	1,100	1,109
Tyco International Group SA	6.750%	2/15/2011	9,875	10,374
Tyco International Group SA	6.375%	10/15/2011	12,725	12,704
Tyco International Group SA	6.000%	11/15/2013	5,850	6,007
Tyco International Group SA	7.000%	6/15/2028	2,350	2,232
United Technologies Corp.	4.375%	5/1/2010	1,275	1,312
United Technologies Corp.	7.125%	11/15/2010	250	276
United Technologies Corp.	6.350%	3/1/2011	8,175	8,846
United Technologies Corp.	4.875%	5/1/2015	5,975	6,063
United Technologies Corp.	5.375%	12/15/2017	15,150	15,607
United Technologies Corp.	8.875%	11/15/2019	3,150	4,229
United Technologies Corp.	6.700%	8/1/2028	1,642	1,807
United Technologies Corp.	7.500%	9/15/2029	2,800	3,362
United Technologies Corp.	5.400%	5/1/2035	3,450	3,246
United Technologies Corp.	6.050%	6/1/2036	11,175	11,487
WMX Technologies Inc.	7.100%	8/1/2026	1,375	1,451
Waste Management, Inc.	6.875%	5/15/2009	2,945	3,014
Waste Management, Inc.	7.375%	8/1/2010	875	923
Waste Management, Inc.	6.375%	11/15/2012	800	835
Waste Management, Inc.	5.000%	3/15/2014	500	489
Waste Management, Inc.	7.750%	5/15/2032	525	575
Communication (2.2%)
AT&T Inc.	7.300%	11/15/2011	10,300	11,221
AT&T Inc.	8.000%	11/15/2031	23,755	27,654
AT&T Inc.	4.125%	9/15/2009	10,725	10,806
AT&T Inc.	5.300%	11/15/2010	4,550	4,720
AT&T Inc.	6.250%	3/15/2011	14,890	15,616
AT&T Inc.	5.875%	2/1/2012	7,230	7,558
AT&T Inc.	5.875%	8/15/2012	4,995	5,237
AT&T Inc.	4.950%	1/15/2013	6,025	6,058
AT&T Inc.	5.100%	9/15/2014	11,425	11,315
AT&T Inc.	5.625%	6/15/2016	34,700	35,030
AT&T Inc.	5.500%	2/1/2018	9,025	8,818
AT&T Inc.	6.450%	6/15/2034	6,100	6,034
AT&T Inc.	6.150%	9/15/2034	550	529
AT&T Inc.	6.800%	5/15/2036	1,675	1,699
AT&T Inc.	6.500%	9/1/2037	10,425	10,376
AT&T Inc.	6.300%	1/15/2038	19,875	19,133
AT&T Wireless	7.875%	3/1/2011	24,830	27,065
AT&T Wireless	8.125%	5/1/2012	17,305	19,421
AT&T Wireless	8.750%	3/1/2031	5,030	6,069
America Movil SA de C.V.	5.500%	3/1/2014	2,575	2,578
America Movil SA de C.V.	5.750%	1/15/2015	2,625	2,641
America Movil SA de C.V.	6.375%	3/1/2035	10,125	9,809
America Movil SA de C.V.	6.125%	11/15/2037	5,125	4,734
BellSouth Capital Funding	7.875%	2/15/2030	12,950	14,229
BellSouth Corp.	4.200%	9/15/2009	2,425	2,445
BellSouth Corp.	4.750%	11/15/2012	4,845	4,881
BellSouth Corp.	6.875%	10/15/2031	6,275	6,490
BellSouth Corp.	6.550%	6/15/2034	6,800	6,645
BellSouth Corp.	6.000%	11/15/2034	3,835	3,600
BellSouth Telecommunications	6.375%	6/1/2028	8,365	8,261
Belo Corp.	7.250%	9/15/2027	340	272
British Sky Broadcasting Corp.	8.200%	7/15/2009	1,675	1,741
British Telecommunications PLC	8.625%	12/15/2010	8,735	9,620
British Telecommunications PLC	9.125%	12/15/2030	13,135	16,308
British Telecommunications PLC	5.150%	1/15/2013	2,000	1,971
British Telecommunications PLC	5.950%	1/15/2018	7,100	6,880
CBS Corp.	7.875%	7/30/2030	575	560
CenturyTel Enterprises	6.875%	1/15/2028	925	854
CenturyTel, Inc.	7.875%	8/15/2012	2,375	2,612
CenturyTel, Inc.	6.000%	4/1/2017	425	400
Cingular Wireless LLC	6.500%	12/15/2011	2,850	3,023
Cingular Wireless LLC	7.125%	12/15/2031	12,370	12,860
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	6,900	7,690
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	8,861	10,668
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,400	1,440
Comcast Cable Communications, Inc.	6.750%	1/30/2011	15,865	16,513
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,825	3,305
Comcast Corp.	5.850%	1/15/2010	1,925	1,974
Comcast Corp.	5.500%	3/15/2011	1,925	1,946
Comcast Corp.	5.300%	1/15/2014	7,825	7,737
Comcast Corp.	6.500%	1/15/2015	5,640	5,795
Comcast Corp.	5.850%	11/15/2015	1,000	989
Comcast Corp.	5.900%	3/15/2016	17,625	17,418
Comcast Corp.	6.300%	11/15/2017	11,725	11,877
Comcast Corp.	5.875%	2/15/2018	26,925	26,268
Comcast Corp.	7.050%	3/15/2033	1,690	1,715
Comcast Corp.	6.500%	11/15/2035	10,400	9,845
Comcast Corp.	6.450%	3/15/2037	1,875	1,775
Comcast Corp.	6.950%	8/15/2037	10,000	10,017
Cox Communications, Inc.	4.625%	1/15/2010	1,300	1,300
Cox Communications, Inc.	6.750%	3/15/2011	20,400	21,491
Cox Communications, Inc.	7.125%	10/1/2012	5,800	6,181
Cox Communications, Inc.	5.450%	12/15/2014	11,825	11,753
Cox Communications, Inc.	5.500%	10/1/2015	725	722
Deutsche Telekom International Finance	8.000%	6/15/2010	24,335	26,094
Deutsche Telekom International Finance	8.250%	6/15/2030	21,580	26,052
Deutsche Telekom International Finance	5.250%	7/22/2013	8,075	8,079
Deutsche Telekom International Finance	5.750%	3/23/2016	9,225	9,145
Embarq Corp.	6.738%	6/1/2013	650	629
Embarq Corp.	7.082%	6/1/2016	8,625	8,142
Embarq Corp.	7.995%	6/1/2036	3,725	3,397
France Telecom	7.750%	3/1/2011	14,975	16,349
France Telecom	8.500%	3/1/2031	24,575	30,886
GTE Corp.	8.750%	11/1/2021	3,760	4,180
GTE Corp.	6.940%	4/15/2028	4,620	4,622
Gannett Co., Inc.	6.375%	4/1/2012	5,025	5,209
Grupo Televisa SA	6.625%	3/18/2025	4,125	4,120
Grupo Televisa SA	8.500%	3/11/2032	750	863
Koninklijke KPN NV	8.000%	10/1/2010	780	839
Koninklijke KPN NV	8.375%	10/1/2030	5,615	6,458
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	6,550	6,648
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	5,975	5,915
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	7,125	6,902
New England Telephone & Telegraph Co.	7.875%	11/15/2029	775	847
News America Holdings, Inc.	9.250%	2/1/2013	2,841	3,345
News America Holdings, Inc.	8.000%	10/17/2016	4,425	5,109
News America Holdings, Inc.	7.700%	10/30/2025	900	993
News America Holdings, Inc.	8.150%	10/17/2036	2,625	3,108
News America Holdings, Inc.	7.750%	12/1/2045	1,775	1,962
News America Inc.	5.300%	12/15/2014	5,925	5,902
News America Inc.	7.250%	5/18/2018	150	165
News America Inc.	6.550%	3/15/2033	275	272
News America Inc.	6.200%	12/15/2034	16,765	15,735
News America Inc.	6.400%	12/15/2035	16,110	15,830
News America Inc.	6.650%	11/15/2037	1,225	1,227
Nextel Communications	6.875%	10/31/2013	7,100	5,624
Nextel Communications	5.950%	3/15/2014	5,730	4,249
Nextel Communications	7.375%	8/1/2015	8,095	6,243
Omnicom Group Inc.	5.900%	4/15/2016	925	903
Pacific Bell	7.125%	3/15/2026	1,700	1,749
Qwest Communications International Inc.	8.875%	3/15/2012	5,300	5,419
Qwest Communications International Inc.	7.875%	9/1/2011	5,250	5,237
Qwest Communications International Inc.	7.500%	10/1/2014	10,425	10,217
Qwest Communications International Inc.	6.500%	6/1/2017	3,750	3,384
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	2,200	2,187
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	3,400	3,428
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	1,850	1,838
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	1,275	1,152
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	1,585	1,439
R.R. Donnelley & Sons Co.	6.125%	1/15/2017	225	210
Reed Elsevier Capital	4.625%	6/15/2012	1,375	1,346
Rogers Cable Inc.	5.500%	3/15/2014	750	707
Rogers Communications Inc.	7.250%	12/15/2012	3,940	4,176
Rogers Wireless Inc.	6.375%	3/1/2014	11,700	11,583
Sprint Capital Corp.	6.375%	5/1/2009	12,275	12,092
Sprint Capital Corp.	7.625%	1/30/2011	9,100	8,438
Sprint Capital Corp.	8.375%	3/15/2012	1,540	1,427
Sprint Capital Corp.	6.900%	5/1/2019	785	618
Sprint Capital Corp.	6.875%	11/15/2028	9,275	6,932
Sprint Capital Corp.	8.750%	3/15/2032	13,280	11,270
Sprint Nextel Corp.	6.000%	12/1/2016	21,175	16,496
TCI Communications, Inc.	8.750%	8/1/2015	16,995	19,430
TCI Communications, Inc.	7.875%	2/15/2026	425	452
Tele-Communications, Inc.	7.875%	8/1/2013	14,425	16,116
Telecom Italia Capital	4.000%	1/15/2010	4,300	4,245
Telecom Italia Capital	4.875%	10/1/2010	3,400	3,361
Telecom Italia Capital	6.200%	7/18/2011	9,600	9,673
Telecom Italia Capital	5.250%	11/15/2013	6,960	6,534
Telecom Italia Capital	4.950%	9/30/2014	4,000	3,694
Telecom Italia Capital	5.250%	10/1/2015	8,425	7,505
Telecom Italia Capital	6.375%	11/15/2033	5,920	5,187
Telecom Italia Capital	7.200%	7/18/2036	3,285	3,141
Telefonica Emisiones SAU	5.984%	6/20/2011	9,825	10,094
Telefonica Emisiones SAU	5.855%	2/4/2013	2,500	2,561
Telefonica Emisiones SAU	6.421%	6/20/2016	14,000	14,396
Telefonica Emisiones SAU	7.045%	6/20/2036	15,100	15,982
Telefonica Europe BV	7.750%	9/15/2010	12,775	13,757
Telefonica Europe BV	8.250%	9/15/2030	5,775	6,787
Telefonos de Mexico SA	4.750%	1/27/2010	2,850	2,875
Telefonos de Mexico SA	5.500%	1/27/2015	18,725	18,421
Telus Corp.	8.000%	6/1/2011	9,250	10,089
Thomson Corp.	6.200%	1/5/2012	5,725	6,049
Thomson Corp.	5.700%	10/1/2014	10,025	9,919
Thomson Corp.	5.500%	8/15/2035	1,150	954
Time Warner Cable Inc.	5.400%	7/2/2012	7,050	6,937
Time Warner Cable Inc.	5.850%	5/1/2017	23,095	22,079
Time Warner Cable Inc.	6.550%	5/1/2037	3,700	3,492
Time Warner Entertainment	10.150%	5/1/2012	1,075	1,202
Time Warner Entertainment	8.875%	10/1/2012	850	918
Time Warner Entertainment	8.375%	3/15/2023	2,815	3,102
Time Warner Entertainment	8.375%	7/15/2033	8,735	9,716
US Cellular	6.700%	12/15/2033	3,800	3,321
US West Communications Group	7.500%	6/15/2023	4,575	4,003
US West Communications Group	6.875%	9/15/2033	6,325	5,107
Verizon Communications Corp.	5.350%	2/15/2011	7,950	8,271
Verizon Communications Corp.	4.350%	2/15/2013	50	49
Verizon Communications Corp.	5.550%	2/15/2016	11,325	11,233
Verizon Communications Corp.	5.500%	2/15/2018	4,300	4,198
Verizon Communications Corp.	6.250%	4/1/2037	2,575	2,464
Verizon Communications Corp.	6.400%	2/15/2038	6,325	6,132
Verizon Global Funding Corp.	7.250%	12/1/2010	8,050	8,613
Verizon Global Funding Corp.	6.875%	6/15/2012	17,400	18,869
Verizon Global Funding Corp.	7.375%	9/1/2012	7,975	8,826
Verizon Global Funding Corp.	4.375%	6/1/2013	560	553
Verizon Global Funding Corp.	7.750%	12/1/2030	2,890	3,142
Verizon Global Funding Corp.	5.850%	9/15/2035	17,300	15,836
Verizon Maryland, Inc.	6.125%	3/1/2012	500	522
Verizon Maryland, Inc.	5.125%	6/15/2033	450	368
Verizon New England, Inc.	6.500%	9/15/2011	4,670	4,884
Verizon New Jersey, Inc.	5.875%	1/17/2012	7,815	8,144
Verizon New York, Inc.	6.875%	4/1/2012	3,350	3,633
Verizon New York, Inc.	7.375%	4/1/2032	2,625	2,712
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	11,125	11,384
Verizon Virginia, Inc.	4.625%	3/15/2013	6,625	6,450
Viacom Inc.	7.700%	7/30/2010	5,375	5,619
Viacom Inc.	6.625%	5/15/2011	2,760	2,812
Viacom Inc.	5.625%	8/15/2012	3,700	3,618
Viacom Inc.	4.625%	5/15/2018	500	436
Viacom Inc.	5.500%	5/15/2033	675	521
Vodafone AirTouch PLC	7.750%	2/15/2010	1,955	2,082
Vodafone AirTouch PLC	7.875%	2/15/2030	4,900	5,443
Vodafone Group PLC	5.350%	2/27/2012	1,575	1,611
Vodafone Group PLC	5.000%	12/16/2013	575	571
Vodafone Group PLC	5.375%	1/30/2015	5,775	5,645
Vodafone Group PLC	5.000%	9/15/2015	2,025	1,934
Vodafone Group PLC	5.750%	3/15/2016	7,025	6,990
Vodafone Group PLC	5.625%	2/27/2017	14,100	13,778
Vodafone Group PLC	6.250%	11/30/2032	9,225	8,742
Vodafone Group PLC	6.150%	2/27/2037	4,175	3,890
WPP Finance USA Corp.	5.875%	6/15/2014	3,875	3,864
Consumer Cyclical (1.3%)
Brinker International	5.750%	6/1/2014	1,925	1,957
CVS Caremark Corp.	4.000%	9/15/2009	1,075	1,075
CVS Caremark Corp.	5.750%	8/15/2011	2,025	2,118
2 CVS Caremark Corp.	6.302%	6/1/2037	5,325	4,845
CVS Corp.	4.875%	9/15/2014	2,750	2,714
CVS Corp.	5.750%	6/1/2017	1,950	1,974
CVS Corp.	6.250%	6/1/2027	20,975	21,076
Costco Wholesale Corp.	5.300%	3/15/2012	3,625	3,816
Costco Wholesale Corp.	5.500%	3/15/2017	11,200	11,512
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	75	78
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	1,700	1,708
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	1,300	1,386
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	25,535	26,219
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	25,750	26,487
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	27,370	29,359
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	7,100	7,478
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	9,005	10,276
Darden Restaurants Inc.	5.625%	10/15/2012	5,700	5,686
Darden Restaurants Inc.	6.200%	10/15/2017	8,350	8,157
Darden Restaurants Inc.	6.800%	10/15/2037	3,300	3,007
Federated Department Stores, Inc.	6.300%	4/1/2009	4,743	4,813
Federated Department Stores, Inc.	6.625%	4/1/2011	3,225	3,229
Federated Department Stores, Inc.	6.900%	4/1/2029	7,200	6,145
Federated Retail Holding	5.350%	3/15/2012	3,475	3,287
Federated Retail Holding	5.900%	12/1/2016	12,875	11,296
Federated Retail Holding	6.375%	3/15/2037	1,950	1,543
Home Depot Inc.	3.750%	9/15/2009	6,150	6,076
Home Depot Inc.	4.625%	8/15/2010	9,800	9,696
Home Depot Inc.	5.200%	3/1/2011	1,675	1,676
Home Depot Inc.	5.250%	12/16/2013	10,700	10,494
Home Depot Inc.	5.400%	3/1/2016	3,950	3,655
Home Depot Inc.	5.875%	12/16/2036	9,325	7,607
ITT Corp.	7.375%	11/15/2015	12,800	12,484
J.C. Penney Co., Inc.	8.000%	3/1/2010	6,625	6,941
J.C. Penney Co., Inc.	7.950%	4/1/2017	4,950	5,183
J.C. Penney Co., Inc.	5.750%	2/15/2018	700	644
J.C. Penney Co., Inc.	6.375%	10/15/2036	7,850	6,667
J.C. Penney Co., Inc.	7.400%	4/1/2037	3,275	3,127
Johnson Controls, Inc.	5.250%	1/15/2011	3,875	3,989
Johnson Controls, Inc.	6.000%	1/15/2036	325	313
Kohl's Corp.	6.250%	12/15/2017	2,775	2,633
Kohl's Corp.	6.000%	1/15/2033	825	646
Kohl's Corp.	6.875%	12/15/2037	2,450	2,142
Limited Brands Inc.	6.900%	7/15/2017	700	625
Limited Brands Inc.	7.600%	7/15/2037	250	209
Lowe's Cos., Inc.	8.250%	6/1/2010	1,000	1,101
Lowe's Cos., Inc.	5.600%	9/15/2012	3,500	3,687
Lowe's Cos., Inc.	5.000%	10/15/2015	3,800	3,796
Lowe's Cos., Inc.	5.400%	10/15/2016	14,325	14,394
Lowe's Cos., Inc.	6.100%	9/15/2017	2,675	2,794
Lowe's Cos., Inc.	6.875%	2/15/2028	460	488
Lowe's Cos., Inc.	6.500%	3/15/2029	4,726	4,760
Lowe's Cos., Inc.	5.500%	10/15/2035	200	171
Lowe's Cos., Inc.	5.800%	10/15/2036	6,100	5,437
Lowe's Cos., Inc.	6.650%	9/15/2037	1,725	1,733
Macy's Retail Holdings Inc.	6.790%	7/15/2027	2,805	2,345
Macy's Retail Holdings Inc.	7.000%	2/15/2028	1,625	1,387
Marriott International	4.625%	6/15/2012	3,925	3,792
Marriott International	5.625%	2/15/2013	2,825	2,723
Marriott International	6.200%	6/15/2016	1,650	1,604
Marriott International	6.375%	6/15/2017	2,000	1,956
May Department Stores Co.	5.750%	7/15/2014	4,325	4,015
May Department Stores Co.	6.650%	7/15/2024	2,600	2,242
McDonald's Corp.	6.000%	4/15/2011	3,385	3,632
McDonald's Corp.	5.300%	3/15/2017	1,000	1,022
McDonald's Corp.	5.800%	10/15/2017	6,725	7,041
McDonald's Corp.	5.350%	3/1/2018	6,275	6,352
McDonald's Corp.	6.300%	10/15/2037	2,475	2,527
McDonald's Corp.	6.300%	3/1/2038	1,000	1,020
Nordstrom, Inc.	6.250%	1/15/2018	1,825	1,814
Nordstrom, Inc.	6.950%	3/15/2028	1,325	1,304
Nordstrom, Inc.	7.000%	1/15/2038	1,250	1,223
Starwood Hotel Resorts	7.875%	5/1/2012	3,875	4,067
Starwood Hotel Resorts	6.250%	2/15/2013	4,300	4,258
Target Corp.	7.500%	8/15/2010	1,700	1,861
Target Corp.	6.350%	1/15/2011	2,645	2,801
Target Corp.	5.875%	3/1/2012	6,200	6,514
Target Corp.	5.125%	1/15/2013	1,600	1,640
Target Corp.	4.000%	6/15/2013	200	196
Target Corp.	5.875%	7/15/2016	23,050	23,375
Target Corp.	5.375%	5/1/2017	4,950	4,917
Target Corp.	6.000%	1/15/2018	7,000	7,140
Target Corp.	7.000%	7/15/2031	3,035	3,180
Target Corp.	6.350%	11/1/2032	7,425	7,015
Target Corp.	6.500%	10/15/2037	7,700	7,440
Target Corp.	7.000%	1/15/2038	4,875	5,007
The Walt Disney Co.	5.700%	7/15/2011	17,375	18,374
The Walt Disney Co.	6.375%	3/1/2012	1,250	1,362
The Walt Disney Co.	4.700%	12/1/2012	675	693
The Walt Disney Co.	5.625%	9/15/2016	7,500	7,842
The Walt Disney Co.	6.000%	7/17/2017	6,325	6,825
Time Warner, Inc.	6.750%	4/15/2011	9,100	9,313
Time Warner, Inc.	5.500%	11/15/2011	6,825	6,732
Time Warner, Inc.	6.875%	5/1/2012	6,475	6,692
Time Warner, Inc.	9.125%	1/15/2013	825	927
Time Warner, Inc.	5.875%	11/15/2016	11,125	10,560
Time Warner, Inc.	9.150%	2/1/2023	11,825	13,649
Time Warner, Inc.	7.570%	2/1/2024	1,500	1,518
Time Warner, Inc.	6.625%	5/15/2029	9,400	8,640
Time Warner, Inc.	7.625%	4/15/2031	14,175	14,595
Time Warner, Inc.	7.700%	5/1/2032	4,745	4,939
Time Warner, Inc.	6.500%	11/15/2036	9,275	8,311
Toll Brothers, Inc.	6.875%	11/15/2012	750	755
Toll Brothers, Inc.	5.150%	5/15/2015	3,900	3,515
Toyota Motor Credit Corp.	4.250%	3/15/2010	16,875	17,388
Toyota Motor Credit Corp.	4.350%	12/15/2010	5,475	5,704
Toyota Motor Credit Corp.	5.450%	5/18/2011	3,675	3,937
VF Corp.	5.950%	11/1/2017	3,125	3,130
VF Corp.	6.450%	11/1/2037	2,850	2,694
Viacom Inc.	5.750%	4/30/2011	2,175	2,203
Viacom Inc.	6.250%	4/30/2016	7,275	7,065
Viacom Inc.	6.125%	10/5/2017	2,300	2,251
Viacom Inc.	6.875%	4/30/2036	7,600	7,316
Wal-Mart Stores, Inc.	6.875%	8/10/2009	13,395	14,139
Wal-Mart Stores, Inc.	4.000%	1/15/2010	10,950	11,159
Wal-Mart Stores, Inc.	4.125%	7/1/2010	12,100	12,434
Wal-Mart Stores, Inc.	4.125%	2/15/2011	29,925	30,715
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,700	1,747
Wal-Mart Stores, Inc.	7.250%	6/1/2013	800	917
Wal-Mart Stores, Inc.	4.500%	7/1/2015	1,050	1,039
Wal-Mart Stores, Inc.	5.375%	4/5/2017	4,675	4,812
Wal-Mart Stores, Inc.	5.800%	2/15/2018	1,550	1,620
Wal-Mart Stores, Inc.	5.875%	4/5/2027	21,675	21,526
Wal-Mart Stores, Inc.	7.550%	2/15/2030	14,420	16,798
Wal-Mart Stores, Inc.	5.250%	9/1/2035	2,900	2,551
Wal-Mart Stores, Inc.	6.500%	8/15/2037	17,325	18,153
Western Union Co.	5.400%	11/17/2011	4,925	4,980
Western Union Co.	5.930%	10/1/2016	5,750	5,720
Western Union Co.	6.200%	11/17/2036	3,375	3,107
Yum! Brands, Inc.	6.875%	11/15/2037	10,075	9,632
Yum! Brands, Inc.	8.875%	4/15/2011	4,350	4,798
Yum! Brands, Inc.	7.700%	7/1/2012	2,175	2,377
Yum! Brands, Inc.	6.250%	4/15/2016	4,525	4,574
Yum! Brands, Inc.	6.250%	3/15/2018	2,950	2,957
Consumer Noncyclical (2.0%)
Abbott Laboratories	3.750%	3/15/2011	6,450	6,541
Abbott Laboratories	5.600%	5/15/2011	9,000	9,557
Abbott Laboratories	5.150%	11/30/2012	8,075	8,622
Abbott Laboratories	4.350%	3/15/2014	925	924
Abbott Laboratories	5.875%	5/15/2016	19,650	20,854
Abbott Laboratories	5.600%	11/30/2017	4,500	4,695
Abbott Laboratories	6.150%	11/30/2037	4,125	4,294
Allergan Inc.	5.750%	4/1/2016	1,375	1,413
AmerisourceBergen Corp.	5.625%	9/15/2012	1,275	1,292
AmerisourceBergen Corp.	5.875%	9/15/2015	7,300	7,233
Amgen Inc.	4.000%	11/18/2009	6,800	6,812
Amgen Inc.	4.850%	11/18/2014	5,975	5,853
Amgen Inc.	5.850%	6/1/2017	9,325	9,215
Amgen Inc.	6.375%	6/1/2037	4,500	4,316
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	1,500	1,608
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	5,325	5,398
Anheuser-Busch Cos., Inc.	5.600%	3/1/2017	6,375	6,681
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	6,125	6,345
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	2,600	2,862
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	5,475	5,315
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	11,625	12,536
Archer-Daniels-Midland Co.	8.375%	4/15/2017	625	765
Archer-Daniels-Midland Co.	5.450%	3/15/2018	8,300	8,389
Archer-Daniels-Midland Co.	7.000%	2/1/2031	3,900	4,210
Archer-Daniels-Midland Co.	5.935%	10/1/2032	4,725	4,548
Archer-Daniels-Midland Co.	5.375%	9/15/2035	7,775	6,873
Archer-Daniels-Midland Co.	6.450%	1/15/2038	1,950	1,979
AstraZeneca PLC	5.400%	9/15/2012	17,875	18,858
AstraZeneca PLC	5.400%	6/1/2014	3,750	3,920
AstraZeneca PLC	5.900%	9/15/2017	15,350	16,252
AstraZeneca PLC	6.450%	9/15/2037	20,925	22,505
Baxter Finco, BV	4.750%	10/15/2010	6,875	7,101
Baxter International, Inc.	5.900%	9/1/2016	2,575	2,713
Baxter International, Inc.	6.250%	12/1/2037	4,375	4,479
Biogen Idec Inc.	6.000%	3/1/2013	9,775	9,958
Biogen Idec Inc.	6.875%	3/1/2018	14,050	14,349
Bottling Group LLC	4.625%	11/15/2012	17,010	17,739
Bottling Group LLC	5.000%	11/15/2013	2,525	2,641
Bottling Group LLC	5.500%	4/1/2016	7,325	7,648
Bristol-Myers Squibb Co.	7.150%	6/15/2023	750	852
Bristol-Myers Squibb Co.	5.875%	11/15/2036	17,450	16,953
Bristol-Myers Squibb Co.	6.875%	8/1/2097	1,125	1,115
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	1,950	1,872
C.R. Bard, Inc.	6.700%	12/1/2026	6,300	6,458
Campbell Soup Co.	6.750%	2/15/2011	6,600	7,131
Cardinal Health, Inc.	5.650%	6/15/2012	900	941
Cardinal Health, Inc.	4.000%	6/15/2015	650	596
Cardinal Health, Inc.	5.800%	10/15/2016	2,150	2,153
Cardinal Health, Inc.	5.850%	12/15/2017	1,730	1,740
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	4,055	4,831
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	3,675	4,295
Clorox Co.	4.200%	1/15/2010	10,600	10,657
Clorox Co.	5.000%	1/15/2015	2,675	2,567
Coca-Cola Co.	5.350%	11/15/2017	13,175	13,719
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	5,100	5,200
Coca-Cola Enterprises Inc.	4.250%	9/15/2010	340	350
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	4,400	4,703
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	3,675	4,659
Coca-Cola Enterprises Inc.	8.000%	9/15/2022	1,550	1,901
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	600	664
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	3,245	3,660
Coca-Cola HBC Finance	5.125%	9/17/2013	670	701
ConAgra Foods, Inc.	7.875%	9/15/2010	5,950	6,514
ConAgra Foods, Inc.	6.750%	9/15/2011	895	969
ConAgra Foods, Inc.	5.819%	6/15/2017	1,176	1,192
ConAgra Foods, Inc.	9.750%	3/1/2021	129	173
ConAgra Foods, Inc.	7.125%	10/1/2026	1,000	1,030
ConAgra Foods, Inc.	7.000%	10/1/2028	875	890
ConAgra Foods, Inc.	8.250%	9/15/2030	1,420	1,631
4 Covidien International	5.450%	10/15/2012	7,800	7,992
4 Covidien International	6.000%	10/15/2017	8,025	8,213
4 Covidien International	6.550%	10/15/2037	5,125	5,168
Delhaize America Inc.	9.000%	4/15/2031	2,800	3,350
Diageo Capital PLC	7.250%	11/1/2009	450	477
Diageo Capital PLC	4.375%	5/3/2010	1,500	1,536
Diageo Capital PLC	5.200%	1/30/2013	9,850	10,192
Diageo Capital PLC	5.500%	9/30/2016	1,700	1,726
Diageo Capital PLC	5.750%	10/23/2017	8,525	8,676
Diageo Capital PLC	5.875%	9/30/2036	1,075	1,036
Diageo Finance BV	5.300%	10/28/2015	7,975	8,125
Eli Lilly & Co.	6.000%	3/15/2012	3,825	4,184
Eli Lilly & Co.	5.200%	3/15/2017	11,900	12,183
Eli Lilly & Co.	5.500%	3/15/2027	6,725	6,642
Eli Lilly & Co.	5.550%	3/15/2037	200	193
Estee Lauder Ace Trust I	6.000%	5/15/2037	925	878
Fortune Brands Inc.	5.125%	1/15/2011	3,225	3,119
Fortune Brands Inc.	5.375%	1/15/2016	8,350	7,841
Fortune Brands Inc.	5.875%	1/15/2036	3,625	3,134
Genentech Inc.	4.400%	7/15/2010	1,350	1,384
Genentech Inc.	4.750%	7/15/2015	1,225	1,242
Genentech Inc.	5.250%	7/15/2035	3,550	3,290
General Mills, Inc.	6.000%	2/15/2012	10,907	11,518
General Mills, Inc.	5.650%	9/10/2012	2,975	3,119
General Mills, Inc.	5.200%	3/17/2015	900	913
General Mills, Inc.	5.700%	2/15/2017	15,650	15,726
Gillette Co.	3.800%	9/15/2009	1,400	1,426
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,750	3,755
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	4,450	4,194
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	500	572
Grand Metropolitan Investment Corp.	7.450%	4/15/2035	1,075	1,237
H.J. Heinz Co.	6.625%	7/15/2011	7,200	7,655
H.J. Heinz Co.	6.750%	3/15/2032	3,325	3,390
H.J. Heinz Co.	6.375%	7/15/2028	475	464
Hasbro Inc.	6.300%	9/15/2017	7,025	7,351
Hershey Foods Corp.	5.300%	9/1/2011	2,500	2,587
Hershey Foods Corp.	5.450%	9/1/2016	1,550	1,573
Hospira, Inc.	4.950%	6/15/2009	1,075	1,079
Hospira, Inc.	5.900%	6/15/2014	1,925	1,982
Hospira, Inc.	6.050%	3/30/2017	250	256
Imperial Tobacco	7.125%	4/1/2009	1,000	1,026
Johnson & Johnson	5.150%	8/15/2012	10,250	11,129
Johnson & Johnson	3.800%	5/15/2013	3,940	4,055
Johnson & Johnson	5.550%	8/15/2017	4,225	4,595
Johnson & Johnson	6.950%	9/1/2029	1,625	1,934
Johnson & Johnson	4.950%	5/15/2033	1,850	1,690
Johnson & Johnson	5.950%	8/15/2037	9,100	9,712
Kellogg Co.	6.600%	4/1/2011	13,775	14,723
Kellogg Co.	5.125%	12/3/2012	6,900	7,148
Kellogg Co.	4.250%	3/6/2013	2,075	2,072
Kellogg Co.	7.450%	4/1/2031	7,065	8,299
Kimberly-Clark Corp.	5.625%	2/15/2012	4,950	5,296
Kimberly-Clark Corp.	4.875%	8/15/2015	6,250	6,295
Kimberly-Clark Corp.	6.125%	8/1/2017	10,450	11,375
Kimberly-Clark Corp.	6.250%	7/15/2018	175	190
Kimberly-Clark Corp.	6.625%	8/1/2037	1,300	1,424
Kraft Foods, Inc.	4.125%	11/12/2009	6,400	6,418
Kraft Foods, Inc.	5.625%	11/1/2011	28,625	29,102
Kraft Foods, Inc.	6.250%	6/1/2012	5,540	5,778
Kraft Foods, Inc.	5.250%	10/1/2013	25	25
Kraft Foods, Inc.	6.500%	8/11/2017	15,600	16,007
Kraft Foods, Inc.	6.125%	2/1/2018	400	401
Kraft Foods, Inc.	6.500%	11/1/2031	9,575	8,926
Kraft Foods, Inc.	7.000%	8/11/2037	13,700	13,655
Kroger Co.	7.250%	6/1/2009	4,225	4,371
Kroger Co.	6.800%	4/1/2011	2,600	2,748
Kroger Co.	6.750%	4/15/2012	10,575	11,432
Kroger Co.	6.200%	6/15/2012	3,500	3,683
Kroger Co.	5.500%	2/1/2013	2,825	2,894
Kroger Co.	5.000%	4/15/2013	4,000	4,025
Kroger Co.	4.950%	1/15/2015	3,675	3,492
Kroger Co.	6.400%	8/15/2017	4,925	5,180
Kroger Co.	6.800%	12/15/2018	4,025	4,254
Kroger Co.	6.150%	1/15/2020	4,400	4,478
Kroger Co.	7.700%	6/1/2029	9,200	10,081
Kroger Co.	8.000%	9/15/2029	1,250	1,412
Kroger Co.	7.500%	4/1/2031	3,020	3,280
Kroger Co.	6.900%	4/15/2038	3,225	3,263
Laboratory Corp. of America	5.500%	2/1/2013	340	346
Laboratory Corp. of America	5.625%	12/15/2015	2,975	2,950
McKesson Corp.	7.750%	2/1/2012	750	838
Mckesson Corp.	5.250%	3/1/2013	9,875	10,274
Medco Health Solutions	6.125%	3/15/2013	550	558
Medco Health Solutions	7.125%	3/15/2018	10,325	10,694
Medtronic Inc.	4.375%	9/15/2010	2,775	2,836
Medtronic Inc.	4.750%	9/15/2015	4,750	4,634
Merck & Co.	5.125%	11/15/2011	3,150	3,345
Merck & Co.	4.375%	2/15/2013	4,725	4,868
Merck & Co.	4.750%	3/1/2015	7,375	7,480
Merck & Co.	6.400%	3/1/2028	4,005	4,358
Merck & Co.	5.950%	12/1/2028	2,675	2,686
Merck & Co.	5.750%	11/15/2036	775	779
Molson Coors Capital Finance	4.850%	9/22/2010	1,975	2,044
Newell Rubbermaid, Inc.	4.000%	5/1/2010	3,225	3,209
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	2,200	2,569
PepsiAmericas Inc.	5.750%	7/31/2012	3,225	3,404
PepsiAmericas Inc.	4.875%	1/15/2015	375	374
PepsiAmericas Inc.	5.000%	5/15/2017	4,600	4,444
Pepsico, Inc.	5.150%	5/15/2012	2,650	2,809
Pepsico, Inc.	4.650%	2/15/2013	5,950	6,170
Pfizer, Inc.	4.500%	2/15/2014	9,350	9,647
Pharmacia Corp.	6.600%	12/1/2028	775	845
Philips Electronics NV	6.875%	3/11/2038	5,900	6,283
Procter & Gamble Co.	6.875%	9/15/2009	19,200	20,362
Procter & Gamble Co.	4.950%	8/15/2014	1,600	1,670
Procter & Gamble Co.	6.450%	1/15/2026	1,825	1,997
Procter & Gamble Co.	5.800%	8/15/2034	3,375	3,469
Procter & Gamble Co.	5.550%	3/5/2037	13,500	13,430
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	13,797	17,569
Quest Diagnostic, Inc.	5.450%	11/1/2015	8,175	7,914
Quest Diagnostic, Inc.	6.400%	7/1/2017	675	689
Quest Diagnostic, Inc.	6.950%	7/1/2037	3,300	3,372
Reynolds American Inc.	6.500%	7/15/2010	2,525	2,626
Reynolds American Inc.	7.250%	6/1/2012	2,525	2,702
Reynolds American Inc.	7.250%	6/1/2013	4,750	5,130
Reynolds American Inc.	7.625%	6/1/2016	4,000	4,220
Reynolds American Inc.	6.750%	6/15/2017	5,800	5,916
Reynolds American Inc.	7.250%	6/15/2037	4,700	4,700
Safeway, Inc.	4.950%	8/16/2010	3,125	3,149
Safeway, Inc.	6.500%	3/1/2011	7,575	7,898
Safeway, Inc.	5.800%	8/15/2012	3,650	3,801
Safeway, Inc.	6.350%	8/15/2017	800	847
Safeway, Inc.	7.250%	2/1/2031	5,700	6,045
Schering-Plough Corp.	5.550%	12/1/2013	10,850	11,212
Schering-Plough Corp.	6.750%	12/1/2033	9,075	9,145
Schering-Plough Corp.	6.000%	9/15/2017	900	909
Schering-Plough Corp.	6.550%	9/15/2037	1,025	979
Sysco Corp.	4.200%	2/12/2013	2,225	2,247
Sysco Corp.	5.250%	2/12/2018	1,800	1,832
Sysco Corp.	5.375%	9/21/2035	4,725	4,356
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	11,475	11,420
UST, Inc.	6.625%	7/15/2012	800	858
UST, Inc.	5.750%	3/1/2018	3,200	3,229
Unilever Capital Corp.	7.125%	11/1/2010	10,950	12,010
Unilever Capital Corp.	5.900%	11/15/2032	3,725	3,770
Whirlpool Corp.	5.500%	3/1/2013	14,250	14,489
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	5,725	5,864
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,550	5,601
Wyeth	5.500%	3/15/2013	20,150	21,312
Wyeth	6.950%	3/15/2011	2,450	2,644
Wyeth	5.500%	2/1/2014	7,425	7,706
Wyeth	5.500%	2/15/2016	5,475	5,584
Wyeth	5.450%	4/1/2017	3,175	3,232
Wyeth	6.450%	2/1/2024	1,850	1,966
Wyeth	6.500%	2/1/2034	1,975	2,073
Wyeth	6.000%	2/15/2036	6,125	6,087
Wyeth	5.950%	4/1/2037	23,670	23,203
Energy (0.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	975	1,078
Amerada Hess Corp.	6.650%	8/15/2011	7,450	7,979
Amerada Hess Corp.	7.875%	10/1/2029	6,250	7,412
Amerada Hess Corp.	7.125%	3/15/2033	6,475	7,155
Anadarko Finance Co.	6.750%	5/1/2011	3,675	3,910
Anadarko Finance Co.	7.500%	5/1/2031	985	1,110
Anadarko Petroleum Corp.	5.950%	9/15/2016	10,325	10,686
Anadarko Petroleum Corp.	6.450%	9/15/2036	17,520	17,898
Apache Corp.	6.250%	4/15/2012	1,700	1,840
Apache Corp.	5.250%	4/15/2013	675	704
Apache Corp.	5.625%	1/15/2017	1,050	1,096
Apache Corp.	6.000%	1/15/2037	6,500	6,548
Apache Finance Canada	7.750%	12/15/2029	1,350	1,595
Atlantic Richfield Co.	5.900%	4/15/2009	3,484	3,599
Baker Hughes, Inc.	6.875%	1/15/2029	825	888
Burlington Resources, Inc.	6.680%	2/15/2011	4,300	4,657
Burlington Resources, Inc.	6.500%	12/1/2011	3,975	4,286
Burlington Resources, Inc.	7.200%	8/15/2031	850	984
Burlington Resources, Inc.	7.400%	12/1/2031	4,575	5,349
Canadian Natural Resources	5.450%	10/1/2012	1,675	1,713
Canadian Natural Resources	5.150%	2/1/2013	1,875	1,910
Canadian Natural Resources	4.900%	12/1/2014	5,575	5,528
Canadian Natural Resources	6.000%	8/15/2016	5,375	5,543
Canadian Natural Resources	5.700%	5/15/2017	6,825	6,903
Canadian Natural Resources	5.900%	2/1/2018	4,675	4,752
Canadian Natural Resources	7.200%	1/15/2032	5,375	5,695
Canadian Natural Resources	6.450%	6/30/2033	5,065	4,914
Canadian Natural Resources	6.500%	2/15/2037	9,175	9,051
Canadian Natural Resources	6.250%	3/15/2038	5,625	5,394
Canadian Natural Resources	6.750%	2/1/2039	2,800	2,875
Conoco Funding Co.	6.350%	10/15/2011	24,885	27,078
Conoco Funding Co.	7.250%	10/15/2031	350	403
Conoco, Inc.	6.950%	4/15/2029	1,005	1,149
ConocoPhillips	5.900%	10/15/2032	1,950	1,979
ConocoPhillips Canada	5.300%	4/15/2012	5,025	5,295
ConocoPhillips Canada	5.625%	10/15/2016	21,100	22,174
ConocoPhillips Canada	5.950%	10/15/2036	3,475	3,559
Devon Financing Corp.	6.875%	9/30/2011	10,185	11,117
Devon Financing Corp.	7.875%	9/30/2031	3,725	4,596
Diamond Offshore Drilling	4.875%	7/1/2015	775	761
EOG Resources Inc.	5.875%	9/15/2017	9,250	9,783
Encana Corp.	4.600%	8/15/2009	1,225	1,234
Encana Corp.	5.900%	12/1/2017	9,850	10,061
Encana Corp.	6.500%	8/15/2034	9,025	8,918
Encana Corp.	6.625%	8/15/2037	11,900	12,054
Encana Corp.	6.500%	2/1/2038	525	520
Encana Holdings Finance Corp.	5.800%	5/1/2014	2,100	2,202
Halliburton Co.	5.500%	10/15/2010	4,100	4,275
Husky Energy Inc.	6.250%	6/15/2012	2,875	3,077
Husky Energy Inc.	6.150%	6/15/2019	1,000	1,019
Husky Energy Inc.	6.800%	9/15/2037	2,400	2,438
Kerr McGee Corp.	6.875%	9/15/2011	6,850	7,332
Kerr McGee Corp.	6.950%	7/1/2024	11,770	12,361
Kerr McGee Corp.	7.875%	9/15/2031	1,700	2,017
Lasmo Inc.	7.300%	11/15/2027	400	448
Marathon Oil Corp.	6.125%	3/15/2012	9,470	9,994
Marathon Oil Corp.	6.000%	7/1/2012	3,400	3,564
Marathon Oil Corp.	6.000%	10/1/2017	9,875	9,997
Marathon Oil Corp.	5.900%	3/15/2018	1,750	1,762
Marathon Oil Corp.	6.600%	10/1/2037	12,525	12,324
4 Nabors Industries Inc.	6.150%	2/15/2018	2,350	2,404
Nexen, Inc.	5.050%	11/20/2013	3,700	3,723
Nexen, Inc.	5.650%	5/15/2017	2,325	2,306
Nexen, Inc.	7.875%	3/15/2032	1,100	1,231
Nexen, Inc.	5.875%	3/10/2035	400	359
Nexen, Inc.	6.400%	5/15/2037	12,975	12,470
Noble Energy Inc.	8.000%	4/1/2027	175	193
Norsk Hydro	7.250%	9/23/2027	6,325	7,317
Norsk Hydro	7.150%	1/15/2029	3,475	4,020
Occidental Petroleum	6.750%	1/15/2012	6,725	7,398
PanCanadian Energy Corp.	7.200%	11/1/2031	7,050	7,645
Petro-Canada	4.000%	7/15/2013	1,675	1,642
Petro-Canada	7.875%	6/15/2026	1,675	1,900
Petro-Canada	7.000%	11/15/2028	1,375	1,437
Petro-Canada	5.350%	7/15/2033	5,975	5,001
Petro-Canada	5.950%	5/15/2035	8,475	7,798
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,600	1,584
Phillips Petroleum Co.	8.750%	5/25/2010	1,250	1,396
Questar Market Resources	6.050%	9/1/2016	3,575	3,723
Shell International Finance	5.625%	6/27/2011	1,000	1,072
Shell International Finance	4.950%	3/22/2012	3,450	3,639
Shell International Finance	5.200%	3/22/2017	3,525	3,725
Suncor Energy, Inc.	7.150%	2/1/2032	1,700	1,856
Suncor Energy, Inc.	5.950%	12/1/2034	150	143
Suncor Energy, Inc.	6.500%	6/15/2038	9,575	9,431
Sunoco, Inc.	4.875%	10/15/2014	1,700	1,665
Sunoco, Inc.	5.750%	1/15/2017	2,300	2,291
Talisman Energy, Inc.	5.125%	5/15/2015	1,400	1,395
Talisman Energy, Inc.	7.250%	10/15/2027	1,050	1,101
Talisman Energy, Inc.	5.850%	2/1/2037	5,500	5,007
Tosco Corp.	8.125%	2/15/2030	18,775	23,852
Transocean Inc.	5.250%	3/15/2013	2,600	2,662
Transocean Inc.	6.000%	3/15/2018	6,325	6,492
Transocean Inc.	7.500%	4/15/2031	2,650	2,962
Transocean Inc.	6.800%	3/15/2038	6,050	6,186
Valero Energy Corp.	6.875%	4/15/2012	17,725	19,168
Valero Energy Corp.	4.750%	6/15/2013	340	338
Valero Energy Corp.	6.125%	6/15/2017	2,000	2,015
Valero Energy Corp.	7.500%	4/15/2032	5,265	5,465
Valero Energy Corp.	6.625%	6/15/2037	5,350	5,117
Weatherford International Inc.	5.950%	6/15/2012	750	776
Weatherford International Inc.	5.150%	3/15/2013	1,550	1,558
Weatherford International Inc.	6.350%	6/15/2017	5,350	5,531
Weatherford International Inc.	6.000%	3/15/2018	2,250	2,229
Weatherford International Inc.	6.500%	8/1/2036	11,125	10,461
Weatherford International Inc.	6.800%	6/15/2037	1,875	1,871
Weatherford International Inc.	7.000%	3/15/2038	1,750	1,789
XTO Energy, Inc.	5.900%	8/1/2012	6,025	6,354
XTO Energy, Inc.	6.250%	4/15/2013	4,800	5,186
XTO Energy, Inc.	4.900%	2/1/2014	525	519
XTO Energy, Inc.	5.000%	1/31/2015	1,725	1,705
XTO Energy, Inc.	5.300%	6/30/2015	1,475	1,476
XTO Energy, Inc.	6.250%	8/1/2017	9,800	10,397
XTO Energy, Inc.	6.100%	4/1/2036	1,300	1,275
XTO Energy, Inc.	6.750%	8/1/2037	5,875	6,279
Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/2017	9,300	9,480
Cisco Systems Inc.	5.250%	2/22/2011	32,725	34,206
Cisco Systems Inc.	5.500%	2/22/2016	18,250	18,780
Computer Sciences Corp.	5.000%	2/15/2013	4,575	4,507
4 Computer Sciences Corp.	5.500%	3/15/2013	400	402
4 Computer Sciences Corp.	6.500%	3/15/2018	400	406
Corning Inc.	7.250%	8/15/2036	400	434
Dun & Bradstreet Corp.	6.000%	4/1/2013	6,000	6,062
Electronic Data Systems	6.500%	8/1/2013	4,650	4,631
Electronic Data Systems	7.125%	10/15/2009	575	586
Equifax Inc.	6.300%	7/1/2017	1,300	1,288
Equifax Inc.	7.000%	7/1/2037	1,900	1,658
Fiserv, Inc.	6.125%	11/20/2012	11,075	11,396
Fiserv, Inc.	6.800%	11/20/2017	7,075	7,323
Harris Corp.	5.000%	10/1/2015	4,400	4,312
Harris Corp.	5.950%	12/1/2017	225	230
Hewlett-Packard Co.	5.250%	3/1/2012	1,100	1,165
Hewlett-Packard Co.	6.500%	7/1/2012	1,835	2,003
Hewlett-Packard Co.	4.500%	3/1/2013	14,025	14,280
Hewlett-Packard Co.	5.400%	3/1/2017	2,025	2,077
Hewlett-Packard Co.	5.500%	3/1/2018	2,050	2,105
IBM International Group Capital	5.050%	10/22/2012	22,950	24,004
International Business Machines Corp.	4.950%	3/22/2011	5,800	6,029
International Business Machines Corp.	7.500%	6/15/2013	3,575	4,107
International Business Machines Corp.	5.700%	9/14/2017	40,625	42,750
International Business Machines Corp.	7.000%	10/30/2025	720	803
International Business Machines Corp.	6.220%	8/1/2027	6,250	6,416
International Business Machines Corp.	6.500%	1/15/2028	700	744
International Business Machines Corp.	5.875%	11/29/2032	500	498
International Business Machines Corp.	7.125%	12/1/2096	6,735	7,570
Intuit Inc.	5.400%	3/15/2012	2,475	2,486
Intuit Inc.	5.750%	3/15/2017	2,925	2,859
Motorola, Inc.	7.625%	11/15/2010	619	653
Motorola, Inc.	8.000%	11/1/2011	725	740
Motorola, Inc.	5.375%	11/15/2012	5,825	5,403
Motorola, Inc.	6.000%	11/15/2017	1,675	1,435
Motorola, Inc.	7.500%	5/15/2025	1,000	874
Motorola, Inc.	6.500%	9/1/2025	1,550	1,230
Motorola, Inc.	6.500%	11/15/2028	500	390
Motorola, Inc.	6.625%	11/15/2037	2,450	1,937
National Semiconductor	6.150%	6/15/2012	750	767
National Semiconductor	6.600%	6/15/2017	7,400	7,456
Oracle Corp.	5.000%	1/15/2011	6,150	6,332
Oracle Corp.	5.250%	1/15/2016	9,850	9,888
Philips Electronics NV	4.625%	3/11/2013	4,750	4,762
Philips Electronics NV	5.750%	3/11/2018	8,200	8,356
Pitney Bowes, Inc.	4.625%	10/1/2012	8,000	8,149
Pitney Bowes, Inc.	4.875%	8/15/2014	350	345
Pitney Bowes, Inc.	5.000%	3/15/2015	650	643
Pitney Bowes, Inc.	4.750%	1/15/2016	13,125	12,727
Pitney Bowes, Inc.	5.750%	9/15/2017	850	864
Pitney Bowes, Inc.	5.250%	1/15/2037	550	544
Science Applications International Corp.	6.250%	7/1/2012	1,275	1,401
Science Applications International Corp.	5.500%	7/1/2033	1,775	1,529
4 Tyco Electronics Group	6.000%	10/1/2012	2,450	2,565
4 Tyco Electronics Group	6.550%	10/1/2017	9,325	9,845
4 Tyco Electronics Group	7.125%	10/1/2037	750	790
Xerox Capital Trust I	8.000%	2/1/2027	5,750	5,649
Xerox Corp.	7.125%	6/15/2010	4,000	4,227
Xerox Corp.	6.875%	8/15/2011	2,425	2,539
Xerox Corp.	5.500%	5/15/2012	3,200	3,177
Xerox Corp.	7.625%	6/15/2013	2,400	2,488
Xerox Corp.	6.400%	3/15/2016	5,125	5,286
Xerox Corp.	6.750%	2/1/2017	3,700	3,880
Transportation (0.4%)
2 American Airlines, Inc.	6.855%	4/15/2009	2,059	2,013
American Airlines, Inc.	7.024%	10/15/2009	8,250	8,188
American Airlines, Inc.	7.858%	10/1/2011	1,675	1,675
Burlington Northern Santa Fe Corp.	7.125%	12/15/2010	500	546
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	3,720	3,963
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	3,375	3,498
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	2,925	2,919
Burlington Northern Santa Fe Corp.	5.750%	3/15/2018	4,100	4,122
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	6,400	6,674
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	7,275	7,006
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	5,400	5,177
CNF, Inc.	6.700%	5/1/2034	4,150	3,735
CSX Corp.	6.750%	3/15/2011	2,450	2,600
CSX Corp.	6.300%	3/15/2012	1,775	1,835
CSX Corp.	5.750%	3/15/2013	125	127
CSX Corp.	6.250%	4/1/2015	2,750	2,800
CSX Corp.	5.600%	5/1/2017	1,875	1,800
CSX Corp.	6.250%	3/15/2018	300	294
CSX Corp.	7.950%	5/1/2027	325	349
CSX Corp.	6.000%	10/1/2036	6,850	5,871
CSX Corp.	6.150%	5/1/2037	2,750	2,404
CSX Corp.	7.450%	4/1/2038	2,350	2,420
Canadian National Railway Co.	6.375%	10/15/2011	1,075	1,158
Canadian National Railway Co.	4.400%	3/15/2013	1,175	1,180
Canadian National Railway Co.	5.800%	6/1/2016	950	989
Canadian National Railway Co.	5.850%	11/15/2017	1,425	1,519
Canadian National Railway Co.	6.800%	7/15/2018	10,750	11,989
Canadian National Railway Co.	6.900%	7/15/2028	700	759
Canadian National Railway Co.	6.250%	8/1/2034	1,525	1,536
Canadian National Railway Co.	6.200%	6/1/2036	3,025	3,027
Canadian National Railway Co.	6.375%	11/15/2037	400	391
Canadian Pacific Rail	6.250%	10/15/2011	10,950	11,433
Canadian Pacific Rail	7.125%	10/15/2031	550	534
Canadian Pacific Rail	5.950%	5/15/2037	1,200	1,005
Continental Airlines, Inc.	6.563%	2/15/2012	2,450	2,413
2 Continental Airlines, Inc.	6.648%	9/15/2017	8,787	8,655
2 Continental Airlines, Inc.	6.900%	1/2/2018	3,513	3,434
2 Continental Airlines, Inc.	6.545%	2/2/2019	522	501
2 Continental Airlines, Inc.	5.983%	4/19/2022	750	656
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	4,100	4,059
2 Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/2023	3,814	3,757
Delta Air Lines, Inc.	7.111%	9/18/2011	4,100	4,008
24 Delta Air Lines, Inc.	6.821%	8/10/2022	5,837	5,627
FedEx Corp.	3.500%	4/1/2009	1,900	1,889
FedEx Corp.	5.500%	8/15/2009	4,075	4,178
Norfolk Southern Corp.	6.200%	4/15/2009	3,200	3,282
Norfolk Southern Corp.	6.750%	2/15/2011	6,000	6,435
Norfolk Southern Corp.	5.257%	9/17/2014	45	45
Norfolk Southern Corp.	7.700%	5/15/2017	6,375	7,470
Norfolk Southern Corp.	9.750%	6/15/2020	1,696	2,220
Norfolk Southern Corp.	5.590%	5/17/2025	634	593
Norfolk Southern Corp.	7.800%	5/15/2027	2,495	2,896
Norfolk Southern Corp.	5.640%	5/17/2029	2,205	2,035
Norfolk Southern Corp.	7.050%	5/1/2037	13,325	14,581
Norfolk Southern Corp.	7.900%	5/15/2097	2,075	2,408
Ryder System Inc.	5.950%	5/2/2011	3,375	3,492
Ryder System Inc.	5.850%	3/1/2014	2,000	1,994
Ryder System Inc.	5.850%	11/1/2016	1,950	1,894
Southwest Airlines Co.	6.500%	3/1/2012	7,950	8,221
Southwest Airlines Co.	5.250%	10/1/2014	275	267
Southwest Airlines Co.	5.750%	12/15/2016	3,950	3,871
Southwest Airlines Co.	5.125%	3/1/2017	850	789
2 Southwest Airlines Co.	6.150%	8/1/2022	2,064	2,009
Union Pacific Corp.	3.625%	6/1/2010	2,040	2,064
Union Pacific Corp.	6.650%	1/15/2011	3,005	3,174
Union Pacific Corp.	6.125%	1/15/2012	200	212
Union Pacific Corp.	6.500%	4/15/2012	2,383	2,579
Union Pacific Corp.	5.450%	1/31/2013	2,750	2,833
Union Pacific Corp.	7.000%	2/1/2016	450	478
Union Pacific Corp.	5.650%	5/1/2017	5,200	5,219
Union Pacific Corp.	5.750%	11/15/2017	10,325	10,485
Union Pacific Corp.	5.700%	8/15/2018	5,050	5,038
Union Pacific Corp.	6.625%	2/1/2029	1,450	1,503
2 Union Pacific Railroad Co.	6.176%	1/2/2031	1,562	1,555
2 United Air Lines Inc.	6.636%	7/2/2022	2,602	2,423
United Parcel Service of America	4.500%	1/15/2013	2,750	2,847
United Parcel Service of America	5.500%	1/15/2018	3,425	3,613
United Parcel Service of America	6.200%	1/15/2038	4,875	5,196
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	500	520
Black & Decker Corp.	5.750%	11/15/2016	2,950	2,925
Cintas Corp.	6.125%	12/1/2017	2,925	3,014
Cooper Industries, Inc.	5.250%	11/15/2012	4,425	4,545
Cooper Industries, Inc.	5.450%	4/1/2015	2,450	2,481
Danaher Corp.	5.625%	1/15/2018	2,850	2,960
Dover Corp.	4.875%	10/15/2015	2,050	2,024
Dover Corp.	5.450%	3/15/2018	8,100	8,194
Dover Corp.	5.375%	10/15/2035	650	585
Dover Corp.	6.600%	3/15/2038	3,275	3,390
Rockwell Automation	5.650%	12/1/2017	2,100	2,214
Rockwell Automation	6.700%	1/15/2028	1,275	1,384
Rockwell Automation	6.250%	12/1/2037	4,700	4,825

				5,386,766

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	2,775	2,876
Alabama Power Co.	4.850%	12/15/2012	2,400	2,472
Alabama Power Co.	5.500%	10/15/2017	3,975	4,085
American Electric Power Co., Inc.	5.375%	3/15/2010	925	947
American Electric Power Co., Inc.	5.250%	6/1/2015	875	868
4 American Water Capital Corp.	6.085%	10/15/2017	8,800	9,206
4 American Water Capital Corp.	6.593%	10/15/2037	6,300	6,338
Appalachian Power Co.	7.000%	4/1/2038	6,150	6,040
Arizona Public Service Co.	6.375%	10/15/2011	800	838
Arizona Public Service Co.	5.800%	6/30/2014	725	711
Arizona Public Service Co.	4.650%	5/15/2015	925	837
Arizona Public Service Co.	5.500%	9/1/2035	700	553
Baltimore Gas & Electric Co.	5.900%	10/1/2016	4,250	4,214
Baltimore Gas & Electric Co.	6.350%	10/1/2036	625	569
Carolina Power & Light Co.	6.500%	7/15/2012	1,250	1,360
Carolina Power & Light Co.	5.125%	9/15/2013	405	427
Carolina Power & Light Co.	6.300%	4/1/2038	2,750	2,830
CenterPoint Energy Houston	5.700%	3/15/2013	13,635	14,417
CenterPoint Energy Houston	5.750%	1/15/2014	500	527
CenterPoint Energy Houston	6.950%	3/15/2033	400	420
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	4,925	5,241
Cleveland Electric Illumination Co.	7.880%	11/1/2017	1,375	1,537
Columbus Southern Power	5.850%	10/1/2035	8,300	7,677
Commonwealth Edison Co.	6.150%	3/15/2012	2,025	2,138
Commonwealth Edison Co.	5.950%	8/15/2016	14,530	14,597
Commonwealth Edison Co.	6.150%	9/15/2017	11,075	11,331
Commonwealth Edison Co.	5.800%	3/15/2018	3,950	3,927
Commonwealth Edison Co.	5.875%	2/1/2033	590	529
Commonwealth Edison Co.	5.900%	3/15/2036	800	716
Commonwealth Edison Co.	6.450%	1/15/2038	3,875	3,733
Connecticut Light & Power Co.	6.350%	6/1/2036	6,975	6,942
Consolidated Edison Co. of New York	5.625%	7/1/2012	375	394
Consolidated Edison Co. of New York	4.875%	2/1/2013	3,340	3,484
Consolidated Edison Co. of New York	5.375%	12/15/2015	1,600	1,632
Consolidated Edison Co. of New York	5.500%	9/15/2016	6,200	6,335
Consolidated Edison Co. of New York	5.300%	3/1/2035	2,450	2,124
Consolidated Edison Co. of New York	5.850%	3/15/2036	2,325	2,178
Consolidated Edison Co. of New York	6.200%	6/15/2036	3,575	3,511
Consolidated Edison Co. of New York	6.300%	8/15/2037	7,000	7,060
Constellation Energy Group, Inc.	6.125%	9/1/2009	875	897
Constellation Energy Group, Inc.	7.000%	4/1/2012	1,275	1,367
Constellation Energy Group, Inc.	4.550%	6/15/2015	18,050	16,361
Constellation Energy Group, Inc.	7.600%	4/1/2032	2,390	2,340
Consumers Energy Co.	5.000%	2/15/2012	2,500	2,527
Consumers Energy Co.	5.375%	4/15/2013	3,575	3,692
Consumers Energy Co.	5.500%	8/15/2016	1,925	1,915
Consumers Energy Co.	5.650%	4/15/2020	1,000	1,006
DDuke Energy Carolinas LLC	6.100%	6/1/2037	10,725	10,600
DTE Energy Co.	7.050%	6/1/2011	1,150	1,229
DTE Energy Co.	6.375%	4/15/2033	275	265
Detroit Edison Co.	6.125%	10/1/2010	2,730	2,916
Detroit Edison Co.	5.700%	10/1/2037	1,000	928
Dominion Resources, Inc.	4.750%	12/15/2010	2,225	2,284
2 Dominion Resources, Inc.	6.300%	9/30/2066	2,750	2,536
Dominion Resources, Inc.	6.250%	6/30/2012	2,790	2,989
Dominion Resources, Inc.	5.700%	9/17/2012	850	886
Dominion Resources, Inc.	5.150%	7/15/2015	19,050	18,789
Dominion Resources, Inc.	5.250%	8/1/2033	3,225	3,248
2 Dominion Resources, Inc.	7.500%	6/30/2066	4,325	3,978
Dominion Resources, Inc.	6.000%	11/30/2017	4,475	4,710
Dominion Resources, Inc.	6.300%	3/15/2033	1,675	1,647
Dominion Resources, Inc.	5.950%	6/15/2035	9,150	8,582
Duke Energy Carolinas LLC	6.000%	1/15/2038	625	626
Duke Energy Corp.	6.250%	1/15/2012	10,107	10,829
Duke Energy Corp.	6.000%	12/1/2028	1,900	1,870
Duke Energy Corp.	6.450%	10/15/2032	1,500	1,536
El Paso Electric Co.	6.000%	5/15/2035	2,200	2,038
Empresa Nacional Electric	8.350%	8/1/2013	775	889
Energy East Corp.	6.750%	6/15/2012	6,050	6,520
Energy East Corp.	6.750%	7/15/2036	4,275	4,050
Exelon Corp.	6.750%	5/1/2011	500	522
Exelon Corp.	4.900%	6/15/2015	5,200	5,023
Exelon Corp.	5.625%	6/15/2035	935	827
FPL Group Capital, Inc.	7.375%	6/1/2009	2,675	2,805
FPL Group Capital, Inc.	5.625%	9/1/2011	3,975	4,212
2 FPL Group Capital, Inc.	6.350%	10/1/2066	2,600	2,389
2 FPL Group Capital, Inc.	6.650%	6/15/2067	3,200	3,025
FirstEnergy Corp.	6.450%	11/15/2011	38,130	39,824
FirstEnergy Corp.	7.375%	11/15/2031	10,790	11,599
Florida Power & Light Co.	4.850%	2/1/2013	3,000	3,126
Florida Power & Light Co.	5.550%	11/1/2017	2,275	2,414
Florida Power & Light Co.	5.950%	10/1/2033	50	50
Florida Power & Light Co.	5.625%	4/1/2034	4,450	4,296
Florida Power & Light Co.	4.950%	6/1/2035	4,425	3,867
Florida Power & Light Co.	5.400%	9/1/2035	2,400	2,242
Florida Power & Light Co.	6.200%	6/1/2036	4,700	4,901
Florida Power & Light Co.	5.650%	2/1/2037	4,725	4,635
Florida Power & Light Co.	5.850%	5/1/2037	2,450	2,438
Florida Power & Light Co.	5.950%	2/1/2038	4,075	4,111
Florida Power Corp.	4.500%	6/1/2010	3,825	3,949
Florida Power Corp.	4.800%	3/1/2013	9,175	9,451
Florida Power Corp.	6.350%	9/15/2037	5,300	5,528
Georgia Power Co.	5.700%	6/1/2017	1,575	1,646
Georgia Power Co.	5.650%	3/1/2037	425	414
4 Illinois Power	6.125%	11/15/2017	1,475	1,496
Indiana Michigan Power Co.	6.050%	3/15/2037	7,475	6,569
Jersey Central Power & Light	5.625%	5/1/2016	3,575	3,620
Jersey Central Power & Light	5.650%	6/1/2017	2,250	2,285
Kansas City Power & Light	6.050%	11/15/2035	2,075	1,985
MidAmerican Energy Co.	5.650%	7/15/2012	3,200	3,379
MidAmerican Energy Co.	5.125%	1/15/2013	7,875	8,279
MidAmerican Energy Co.	5.950%	7/15/2017	1,675	1,754
MidAmerican Energy Co.	5.300%	3/15/2018	525	524
MidAmerican Energy Co.	6.750%	12/30/2031	5,475	5,856
MidAmerican Energy Co.	5.750%	11/1/2035	1,700	1,602
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	7,020	7,429
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	1,425	1,394
4 MidAmerican Energy Holdings Co.	5.750%	4/1/2018	3,250	3,268
MidAmerican Energy Holdings Co.	8.480%	9/15/2028	700	861
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	20,850	20,240
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	3,725	3,488
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	8,375	8,445
NStar Electric Co.	4.875%	4/15/2014	2,200	2,222
NStar Electric Co.	5.625%	11/15/2017	5,650	5,993
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	18,810	20,583
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	2,125	2,138
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	2,725	2,758
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	5,400	5,408
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	4,000	4,596
Nevada Power Co.	6.750%	7/1/2037	1,500	1,459
NiSource Finance Corp.	7.875%	11/15/2010	6,660	7,110
NiSource Finance Corp.	5.400%	7/15/2014	1,350	1,299
NiSource Finance Corp.	5.250%	9/15/2017	1,525	1,404
NiSource Finance Corp.	5.450%	9/15/2020	1,675	1,536
Northern States Power Co.	5.250%	3/1/2018	2,075	2,111
Northern States Power Co.	5.250%	7/15/2035	425	386
Northern States Power Co.	6.250%	6/1/2036	2,275	2,372
Northern States Power Co.	6.200%	7/1/2037	3,600	3,782
Ohio Edison	6.400%	7/15/2016	4,650	4,853
Ohio Power Co.	6.000%	6/1/2016	3,975	4,123
Oncor Electric Delivery Co.	6.375%	5/1/2012	3,650	3,791
Oncor Electric Delivery Co.	6.375%	1/15/2015	7,175	7,153
Oncor Electric Delivery Co.	7.000%	9/1/2022	600	577
Oncor Electric Delivery Co.	7.000%	5/1/2032	2,125	2,092
Oncor Electric Delivery Co.	7.250%	1/15/2033	4,475	4,533
PECO Energy Co.	5.350%	3/1/2018	2,000	2,034
PPL Energy Supply LLC	6.400%	11/1/2011	12,350	12,711
PPL Energy Supply LLC	5.400%	8/15/2014	1,000	963
PPL Energy Supply LLC	6.200%	5/15/2016	3,825	3,854
PPL Energy Supply LLC	6.500%	5/1/2018	2,550	2,544
PPL Energy Supply LLC	6.000%	12/15/2036	2,050	1,692
PSE&G Power LLC	7.750%	4/15/2011	1,075	1,178
PSE&G Power LLC	6.950%	6/1/2012	17,025	18,464
PSE&G Power LLC	5.500%	12/1/2015	5,500	5,439
PSE&G Power LLC	8.625%	4/15/2031	400	493
PSI Energy Inc.	5.000%	9/15/2013	200	201
PSI Energy Inc.	6.050%	6/15/2016	425	439
PSI Energy Inc.	6.120%	10/15/2035	1,400	1,356
PacifiCorp	6.900%	11/15/2011	7,600	8,338
PacifiCorp	7.700%	11/15/2031	1,250	1,501
PacifiCorp	5.250%	6/15/2035	50	45
PacifiCorp	6.250%	10/15/2037	800	821
Pacific Gas & Electric Co.	4.200%	3/1/2011	16,875	16,958
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,125	5,194
Pacific Gas & Electric Co.	5.625%	11/30/2017	4,150	4,257
Pacific Gas & Electric Co.	6.050%	3/1/2034	15,055	14,792
Pacific Gas & Electric Co.	5.800%	3/1/2037	7,800	7,397
Pennsylvania Electric Co.	6.050%	9/1/2017	2,775	2,769
Pepco Holdings, Inc.	6.450%	8/15/2012	8,075	8,697
Pepco Holdings, Inc.	7.450%	8/15/2032	1,475	1,591
Potomac Electric Power	6.500%	11/15/2037	400	393
Progress Energy, Inc.	7.100%	3/1/2011	6,686	7,139
Progress Energy, Inc.	6.850%	4/15/2012	2,200	2,381
Progress Energy, Inc.	5.625%	1/15/2016	800	815
Progress Energy, Inc.	7.750%	3/1/2031	1,800	2,118
Progress Energy, Inc.	7.000%	10/30/2031	5,650	6,142
Public Service Co. of Colorado	7.875%	10/1/2012	9,800	11,332
Public Service Co. of Colorado	5.500%	4/1/2014	65	68
Public Service Co. of Colorado	6.250%	9/1/2037	1,850	1,878
Public Service Co. of Oklahoma	6.625%	11/15/2037	5,550	5,542
Public Service Electric & Gas	5.250%	7/1/2035	325	295
Public Service Electric & Gas	5.800%	5/1/2037	7,825	7,678
Puget Sound Energy Inc.	5.483%	6/1/2035	950	824
Puget Sound Energy Inc.	6.274%	3/15/2037	5,275	5,096
SCANA Corp.	6.875%	5/15/2011	7,825	8,340
Sierra Pacific Power Co.	6.000%	5/15/2016	2,925	2,888
Sierra Pacific Power Co.	6.750%	7/1/2037	5,000	4,875
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	2,990
South Carolina Electric & Gas Co.	5.300%	5/15/2033	220	202
South Carolina Electric & Gas Co.	6.050%	1/15/2038	600	609
Southern California Edison Co.	5.000%	1/15/2014	3,450	3,549
Southern California Edison Co.	4.650%	4/1/2015	1,500	1,506
Southern California Edison Co.	5.000%	1/15/2016	2,025	2,060
Southern California Edison Co.	6.000%	1/15/2034	3,025	3,062
Southern California Edison Co.	5.750%	4/1/2035	1,025	1,002
Southern California Edison Co.	5.350%	7/15/2035	3,825	3,538
Southern California Edison Co.	5.625%	2/1/2036	8,175	7,852
Southern California Edison Co.	5.550%	1/15/2037	9,875	9,391
Southern Co.	5.300%	1/15/2012	2,075	2,185
Southern Power Co.	6.250%	7/15/2012	4,155	4,488
Southern Power Co.	4.875%	7/15/2015	7,925	7,710
Southwestern Electric Power	5.550%	1/15/2017	500	495
Tampa Electric Co.	6.550%	5/15/2036	3,675	3,635
Toledo Edison Co.	6.150%	5/15/2037	400	352
Union Electric Co.	5.400%	2/1/2016	3,950	3,943
Virginia Electric & Power Co.	5.100%	11/30/2012	675	700
Virginia Electric & Power Co.	5.400%	1/15/2016	1,100	1,112
Virginia Electric & Power Co.	6.000%	1/15/2036	8,325	8,174
Virginia Electric & Power Co.	6.000%	5/15/2037	3,125	3,068
Virginia Electric & Power Co.	6.350%	11/30/2037	2,275	2,325
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,175	1,101
Wisconsin Electric Power Co.	5.700%	12/1/2036	1,025	968
Wisconsin Energy Corp.	6.500%	4/1/2011	10,750	11,490
2 Wisconsin Energy Corp.	6.250%	5/15/2067	16,950	15,485
Wisconsin Power & Light Co.	6.375%	8/15/2037	5,050	5,213
Xcel Energy, Inc.	5.613%	4/1/2017	736	740
Xcel Energy, Inc.	6.500%	7/1/2036	3,600	3,515
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	2,350	2,536
AGL Capital Corp.	6.000%	10/1/2034	150	137
Atmos Energy Corp.	4.000%	10/15/2009	5,175	5,169
Atmos Energy Corp.	4.950%	10/15/2014	2,630	2,529
Boardwalk Pipelines LLC	5.500%	2/1/2017	4,025	3,763
Buckeye Partners LP	6.050%	1/15/2018	450	455
CenterPoint Energy Resources	7.875%	4/1/2013	1,000	1,112
CenterPoint Energy Resources	6.150%	5/1/2016	1,375	1,409
Consolidated Natural Gas	6.250%	11/1/2011	8,800	9,337
Consolidated Natural Gas	5.000%	12/1/2014	5,650	5,688
Duke Capital Corp.	7.500%	10/1/2009	500	523
Duke Capital Corp.	6.250%	2/15/2013	1,375	1,425
Duke Capital Corp.	5.500%	3/1/2014	3,825	3,744
Duke Capital Corp.	5.668%	8/15/2014	250	247
Duke Capital Corp.	6.750%	2/15/2032	2,800	2,708
Duke Energy Field Services	7.875%	8/16/2010	4,600	4,928
Duke Energy Field Services	8.125%	8/16/2030	225	255
El Paso Natural Gas Co.	5.950%	4/15/2017	2,625	2,620
4 Enbridge Energy Partners	6.500%	4/15/2018	2,850	2,835
4 Enbridge Energy Partners	7.500%	4/15/2038	6,625	6,606
Enbridge Inc.	5.600%	4/1/2017	375	371
Energy Transfer Partners LP	5.650%	8/1/2012	5,475	5,475
Energy Transfer Partners LP	5.950%	2/1/2015	8,200	7,981
Energy Transfer Partners LP	6.125%	2/15/2017	1,425	1,396
Energy Transfer Partners LP	6.625%	10/15/2036	1,750	1,652
Energy Transfer Partners LP	7.500%	7/1/2038	725	724
5 Enron Corp.	7.625%	9/10/2004	2,000	335
5 Enron Corp.	6.625%	11/15/2005	1,375	230
5 Enron Corp.	7.125%	5/15/2007	8,646	1,448
5 Enron Corp.	6.875%	10/15/2007	8,500	1,424
5 Enron Corp.	6.750%	8/1/2009	6,445	1,080
Enterprise Products Operating LP	4.625%	10/15/2009	500	504
Enterprise Products Operating LP	4.950%	6/1/2010	4,475	4,545
Enterprise Products Operating LP	5.650%	4/1/2013	4,425	4,421
Enterprise Products Operating LP	5.600%	10/15/2014	4,600	4,605
Enterprise Products Operating LP	6.300%	9/15/2017	6,150	6,363
Enterprise Products Operating LP	6.500%	1/31/2019	3,525	3,520
Enterprise Products Operating LP	6.875%	3/1/2033	1,775	1,773
Enterprise Products Operating LP	6.650%	10/15/2034	150	147
Equitable Resources Inc.	6.500%	4/1/2018	14,650	14,672
5 HNG Internorth	9.625%	3/15/2006	4,680	784
KeySpan Corp.	7.625%	11/15/2010	1,400	1,518
Kinder Morgan Energy Partners LP	6.750%	3/15/2011	975	1,026
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	6,885	7,305
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	7,375	7,523
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	4,575	4,548
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,050	2,005
Kinder Morgan Energy Partners LP	6.000%	2/1/2017	40	40
Kinder Morgan Energy Partners LP	5.950%	2/15/2018	2,325	2,363
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	250	258
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	650	607
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	2,970	2,938
Magellan Midstream Partners, LP	5.650%	10/15/2016	1,025	1,029
National Grid PLC	6.300%	8/1/2016	9,800	10,075
ONEOK Inc.	5.200%	6/15/2015	3,500	3,453
ONEOK Inc.	6.000%	6/15/2035	2,800	2,528
ONEOK Partners, LP	5.900%	4/1/2012	3,325	3,476
ONEOK Partners, LP	6.150%	10/1/2016	5,350	5,464
ONEOK Partners, LP	6.650%	10/1/2036	14,700	14,181
ONEOK Partners, LP	6.850%	10/15/2037	5,900	5,800
Panhandle Eastern Pipeline	6.200%	11/1/2017	9,525	9,304
Plains All American Pipeline LP	6.650%	1/15/2037	1,325	1,256
Reliant Energy Resources	7.750%	2/15/2011	1,000	1,080
San Diego Gas & Electric	5.300%	11/15/2015	2,525	2,576
San Diego Gas & Electric	5.350%	5/15/2035	950	874
San Diego Gas & Electric	6.125%	9/15/2037	325	333
Sempra Energy	7.950%	3/1/2010	1,075	1,146
Sempra Energy	6.000%	2/1/2013	900	971
Southern California Gas Co.	5.750%	11/15/2035	1,000	975
4 Southern Natural Gas	5.900%	4/1/2017	16,785	16,752
Southern Union Co.	7.600%	2/1/2024	1,000	1,020
Teppco Partners, LP	5.900%	4/15/2013	2,800	2,822
Teppco Partners, LP	6.650%	4/15/2018	2,825	2,839
Teppco Partners, LP	7.550%	4/15/2038	1,800	1,805
Texas Eastern Transmission	7.000%	7/15/2032	300	323
Texas Gas Transmission	4.600%	6/1/2015	3,175	2,976
Trans-Canada Pipelines	4.000%	6/15/2013	3,725	3,653
2 Trans-Canada Pipelines	6.350%	5/15/2067	9,950	8,695
Trans-Canada Pipelines	5.600%	3/31/2034	3,230	2,907
Trans-Canada Pipelines	5.850%	3/15/2036	10,250	9,464
Trans-Canada Pipelines	6.200%	10/15/2037	3,500	3,369
Transcontinental Gas Pipe Line Corp.	7.000%	8/15/2011	2,225	2,333
Williams Cos., Inc.	8.125%	3/15/2012	1,900	2,081
Williams Cos., Inc.	7.750%	6/15/2031	2,825	3,016

				1,151,893

Total Corporate Bonds
(Cost $15,697,816)				15,525,061

Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)

Asian Development Bank	4.125%	9/15/2010	500	525
Asian Development Bank	4.500%	9/4/2012	1,375	1,465
Asian Development Bank	5.250%	6/12/2017	700	775
Asian Development Bank	5.593%	7/16/2018	2,100	2,380
Canadian Mortgage & Housing	4.800%	10/1/2010	1,375	1,440
China Development Bank	4.750%	10/8/2014	4,425	4,447
China Development Bank	5.000%	10/15/2015	1,800	1,819
Corp. Andina de Fomento	5.200%	5/21/2013	4,575	4,557
Corp. Andina de Fomento	5.750%	1/12/2017	14,650	13,990
Development Bank of Japan	4.250%	6/9/2015	2,500	2,589
Eksportfinans	5.500%	5/25/2016	10,395	11,402
Eksportfinans	5.500%	6/26/2017	7,975	8,717
European Investment Bank	5.000%	2/8/2010	3,350	3,532
European Investment Bank	4.000%	3/3/2010	25,925	26,897
European Investment Bank	4.125%	9/15/2010	400	413
European Investment Bank	4.625%	9/15/2010	10,975	11,661
European Investment Bank	3.250%	2/15/2011	12,375	12,687
European Investment Bank	5.250%	6/15/2011	14,425	15,528
European Investment Bank	4.625%	3/21/2012	17,000	18,198
European Investment Bank	2.875%	3/15/2013	17,350	17,460
European Investment Bank	3.250%	5/15/2013	15,075	15,442
European Investment Bank	4.625%	5/15/2014	42,900	44,985
European Investment Bank	4.875%	2/16/2016	625	667
European Investment Bank	5.125%	9/13/2016	2,550	2,777
European Investment Bank	4.875%	1/17/2017	18,625	19,995
European Investment Bank	5.125%	5/30/2017	26,350	28,861
European Investment Bank	4.875%	2/15/2036	400	407
Export-Import Bank of Korea	4.500%	8/12/2009	3,900	3,957
Export-Import Bank of Korea	4.625%	3/16/2010	2,450	2,507
Export-Import Bank of Korea	5.125%	2/14/2011	11,900	12,198
Export-Import Bank of Korea	5.500%	10/17/2012	9,325	9,736
Export-Import Bank of Korea	5.125%	3/16/2015	1,075	1,038
Federation of Malaysia	8.750%	6/1/2009	6,500	6,928
Federation of Malaysia	7.500%	7/15/2011	11,100	12,441
Financement Quebec	5.000%	10/25/2012	4,450	4,819
Inter-American Development Bank	5.625%	4/16/2009	19,100	19,843
Inter-American Development Bank	8.500%	3/15/2011	2,240	2,584
Inter-American Development Bank	4.750%	10/19/2012	4,900	5,286
Inter-American Development Bank	4.250%	9/14/2015	1,900	1,961
Inter-American Development Bank	5.125%	9/13/2016	300	329
Inter-American Development Bank	7.000%	6/15/2025	3,175	4,014
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,725	1,756
International Bank for Reconstruction & Development	4.125%	8/12/2009	600	611
International Bank for Reconstruction & Development	5.000%	4/1/2016	625	674
International Bank for Reconstruction & Development	7.625%	1/19/2023	4,200	5,701
International Bank for Reconstruction & Development	8.875%	3/1/2026	1,050	1,551
International Bank for Reconstruction & Development	4.750%	2/15/2035	775	783
Japan Bank International	4.750%	5/25/2011	2,275	2,412
Japan Bank International	4.375%	11/26/2012	6,400	6,704
Japan Finance Corp.	5.875%	3/14/2011	425	462
Japan Finance Corp.	4.625%	4/21/2015	8,400	8,757
Japan Finance Corp.	5.000%	5/16/2017	5,000	5,379
KFW International Finance Inc.	4.500%	9/21/2009	20,225	20,912
KFW International Finance Inc.	4.875%	10/19/2009	11,000	11,490
Korea Development Bank	4.750%	7/20/2009	17,225	17,547
Korea Development Bank	4.625%	9/16/2010	2,675	2,773
Korea Development Bank	5.300%	1/17/2013	2,675	2,771
Korea Development Bank	5.750%	9/10/2013	9,015	9,391
Korea Electric Power	7.750%	4/1/2013	6,950	7,971
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	25,500	26,438
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	11,750	12,524
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	13,350	13,755
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	19,650	20,240
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	9,375	10,063
Kreditanstalt fur Wiederaufbau	3.250%	3/15/2013	60,975	61,902
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	1,725	1,779
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	26,635	28,811
Kreditanstalt fur Wiederaufbau	4.375%	3/15/2018	100	103
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	1,925	1,993
Landwirtschaftliche Rentenbank	3.625%	10/20/2009	1,475	1,493
Landwirtschaftliche Rentenbank	3.875%	3/15/2010	750	777
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	3,525	3,851
Landwirtschaftliche Rentenbank	3.250%	3/15/2013	25,050	25,384
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	3,925	4,221
Mass Transit Railway Corp.	7.500%	11/8/2010	425	469
Nordic Investment Bank	2.875%	6/15/2009	300	303
Nordic Investment Bank	3.875%	6/15/2010	500	511
Nordic Investment Bank	4.500%	9/13/2010	4,000	4,241
Nordic Investment Bank	4.875%	3/15/2011	500	527
Oesterreichische Kontrollbank	4.250%	10/6/2010	400	424
Oesterreichische Kontrollbank	4.750%	11/8/2011	3,250	3,455
Oesterreichische Kontrollbank	4.750%	10/16/2012	5,275	5,688
Oesterreichische Kontrollbank	5.000%	4/25/2017	8,800	9,591
Ontario Hydro Electric	7.450%	3/31/2013	2,700	3,136
Pemex Project Funding Master Trust	9.125%	10/13/2010	395	441
4 Pemex Project Funding Master Trust	5.750%	3/1/2018	17,000	17,043
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	2,750	2,846
Pemex Project Funding Master Trust	6.625%	6/15/2035	8,524	8,822
People's Republic of China	4.750%	10/29/2013	2,125	2,184
Petrobras International Finance	6.125%	10/6/2016	16,325	16,375
Petrobras International Finance	5.875%	3/1/2018	1,550	1,517
Petrobras International Finance	8.375%	12/10/2018	4,000	4,635
Province of Manitoba	7.500%	2/22/2010	5,075	5,493
Province of Nova Scotia	5.750%	2/27/2012	1,975	2,176
Province of Ontario	3.625%	10/21/2009	2,000	2,021
Province of Ontario	2.750%	2/22/2011	3,000	3,015
Province of Ontario	5.000%	10/18/2011	15,400	16,461
Province of Ontario	4.750%	1/19/2016	2,200	2,317
Province of Ontario	5.450%	4/27/2016	37,500	41,357
Province of Quebec	5.000%	7/17/2009	23,145	23,729
Province of Quebec	6.125%	1/22/2011	8,135	8,816
Province of Quebec	4.875%	5/5/2014	750	823
Province of Quebec	4.600%	5/26/2015	3,575	3,681
Province of Quebec	5.125%	11/14/2016	26,125	28,015
Province of Quebec	7.125%	2/9/2024	1,230	1,546
Province of Quebec	7.500%	9/15/2029	7,280	9,722
Province of Saskatchewan	7.375%	7/15/2013	1,600	1,873
Quebec Hydro Electric	6.300%	5/11/2011	16,350	17,924
Quebec Hydro Electric	8.000%	2/1/2013	7,700	9,317
Quebec Hydro Electric	7.500%	4/1/2016	1,825	2,206
Quebec Hydro Electric	8.400%	1/15/2022	950	1,324
Quebec Hydro Electric	8.050%	7/7/2024	3,000	3,913
Quebec Hydro Electric	8.500%	12/1/2029	500	733
Region of Lombardy, Italy	5.804%	10/25/2032	2,750	3,025
Republic of Chile	7.125%	1/11/2012	4,075	4,542
Republic of Chile	5.500%	1/15/2013	2,990	3,191
Republic of Hungary	4.750%	2/3/2015	10,525	10,796
Republic of Italy	3.250%	5/15/2009	6,625	6,656
Republic of Italy	6.000%	2/22/2011	12,325	13,347
Republic of Italy	5.625%	6/15/2012	19,125	21,086
Republic of Italy	4.500%	1/21/2015	350	364
Republic of Italy	4.750%	1/25/2016	34,550	36,443
Republic of Italy	5.250%	9/20/2016	5,550	6,070
Republic of Italy	6.875%	9/27/2023	12,950	15,887
Republic of Italy	5.375%	6/15/2033	19,525	20,608
Republic of Korea	4.250%	6/1/2013	14,275	14,481
Republic of Korea	5.625%	11/3/2025	1,750	1,787
Republic of Poland	6.250%	7/3/2012	7,725	8,390
Republic of Poland	5.250%	1/15/2014	770	810
Republic of Poland	5.000%	10/19/2015	3,625	3,792
Republic of South Africa	7.375%	4/25/2012	17,350	18,881
Republic of South Africa	6.500%	6/2/2014	1,025	1,074
Republic of South Africa	5.875%	5/30/2022	4,100	3,855
State of Israel	4.625%	6/15/2013	1,700	1,741
State of Israel	5.500%	11/9/2016	8,875	9,512
Swedish Export Credit Corp.	4.875%	1/19/2010	2,500	2,604
Swedish Export Credit Corp.	4.000%	6/15/2010	2,775	2,831
Swedish Export Credit Corp.	4.500%	9/27/2010	6,725	7,016
United Mexican States	9.875%	2/1/2010	3,055	3,406
United Mexican States	8.375%	1/14/2011	11,617	13,104
United Mexican States	7.500%	1/14/2012	5,597	6,297
United Mexican States	6.375%	1/16/2013	5,605	6,137
United Mexican States	5.875%	1/15/2014	8,075	8,640
United Mexican States	6.625%	3/3/2015	2,711	3,030
United Mexican States	11.375%	9/15/2016	6,000	8,700
United Mexican States	5.625%	1/15/2017	46,125	48,431
United Mexican States	8.300%	8/15/2031	11,375	14,915
United Mexican States	6.750%	9/27/2034	46,813	52,079
United Mexican States	6.050%	1/11/2040	6,200	6,185

Total Sovereign Bonds
(Cost $1,283,644)				1,340,619

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	15,300	15,603
Illinois (Taxable Pension) GO	5.100%	6/1/2033	45,850	45,447
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	5,500	5,742
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	4,150	5,004
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	190	194
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	3,485	3,424
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,375	2,603
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,250	3,536
Oregon School Board Assn.	4.759%	6/30/2028	2,475	2,190
Oregon School Board Assn.	5.528%	6/30/2028	1,475	1,531
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	5,125	4,947
Wisconsin Public Service Rev.	4.800%	5/1/2013	3,025	3,146
Wisconsin Public Service Rev.	5.700%	5/1/2026	3,425	3,760

Total Taxable Municipal Bonds
(Cost $92,452)				97,127

			Shares

Temporary Cash Investments (1.3%)

6 Vanguard Market Liquidity Fund
(Cost $794,689)	2.800%	4/2/2008	794,689,362	794,689

Total Investments (100.9%)
(Cost $60,026,691)				61,269,935

Other Assets and Liabilities - Net (-0.9%)				(517,008)

Net Assets (100%)				60,752,927

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $392,474,000, representing 0.7% of net assets.
5 Non-income-producing security — security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $60,026,691,000. Net unrealized appreciation of investment securities for tax purposes was $1,243,244,000, consisting of unrealized gains of $1,666,565,000 on securities that had risen in value since their purchase and $423,321,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts : The fund has entered into swap transactions to earn the total return on a FOR: specified security or index of fixed income securities. Under the terms of the swaps, the fund TOTAL RETURN receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(2)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/2008	BOA	75,000	2.733%	(544)
4/30/2008	BOA	100,000	2.693%	(1,653)
4/30/2008	BOA	192,000	2.853%	(5,227)
4/30/2008	BOA	199,500	2.753%	(4,371)
4/30/2008	LEH	300,000	2.909%	(7,424)
5/31/2008	BZW	60,000	2.959%	(514)
5/31/2008	BOA	75,000	2.733%	(544)
5/31/2008	BOA	79,500	2.703%	(2,115)
6/30/2008	LEH	200,000	2.509%	(1,174)
7/31/2008	BOA	64,000	2.953%	(552)
7/31/2008	LEH	212,000	2.909%	(10,245)
9/30/2008	BOA	70,000	3.053%	4,720
9/30/2008	BOA	100,000	N/A	-
9/30/2008	BOA	100,000	N/A	-
10/31/2008	LEH	100,000	3.059%	(872)
11/30/2008	LEH	203,000	2.959%	(5,861)
Hybrid ARM Index
4/30/2008	LEH	40,000	2.699%	704

				(35,672)

1 BOA-Bank of America.
BZW-Barclays Capital Inc.
LEH-Lehman Brothers Special Financing Inc.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)

Level 1- Quoted Prices	794,689	-

Level 2- Other Significant Observable Inputs	60,475,246	(35,672)

Level 3- Significant Unobservable Inputs	-	-

Total	61,269,935	(35,672)

Vanguard Inflation-Protected Securities Fund
Schedule of Investments
March 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (99.1%)

U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	1,258,195	1,533,546
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	530,900	582,612
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2027	595,700	680,702
1 U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	371,925	629,408
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	279,150	484,545
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	73,925	115,038
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	413,575	562,648
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	580,200	661,612
1 U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	178,950	240,054
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/2011	620,550	708,593
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2012	291,390	389,903
U.S. Treasury Inflation-Indexed Note	2.000%	4/15/2012	159,300	178,314
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	801,775	1,054,653
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	909,825	1,126,347
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	744,875	919,924
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	493,045	598,616
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2015	919,840	1,076,892
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2015	289,350	338,385
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2016	682,200	785,491
U.S. Treasury Inflation-Indexed Note	2.500%	7/15/2016	473,825	556,915
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/2017	795,125	927,051
U.S. Treasury Inflation-Indexed Note	2.625%	7/15/2017	451,900	523,737
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2018	311,475	329,179
U.S. Treasury Inflation-Indexed Note	1.750%	1/15/2028	488,475	488,092

Total Investments
(Cost $14,447,129)				15,492,257

Other Assets And Liabilities-Net (0.9%)				136,274

Net Assets (100%)				15,628,531

1 Securities with a value of $20,105,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $14,447,129,000. Net unrealized appreciation of investment securities for tax purposes was $1,045,128,000, consisting of unrealized gains of $1,045,638,000 on securities that had risen in value since their purchase and $510,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	(5,192)	1,114,495	4,093
30-Year U.S. Treasury Bond	(3,962)	470,673	(7,299)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(2)	Unrealized Appreciation (Depreciation) ($000)

TIIS 1.750%, 1/15/2028	BZW	225,000	2.400%	643

1 BZW — Barclays Capital Inc.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)

Level 1- Quoted Prices	-	(3,206)

Level 2- Other Significant Observable Inputs	15,492,257	-

Level 3- Significant Unobservable Inputs	-	-

Total	15,492,257	(3,206)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 13, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.